UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21774

First Trust Exchange-Traded Fund
(Exact name of registrant as specified in charter)

120 East Liberty Drive, Suite 400 Wheaton, IL 60187
(Address of principal executive offices)

W. Scott Jardine, Esq. First Trust Portfolios L.P. 120 East Liberty Drive, Suite 400 Wheaton, IL 60187
(Name and address of agent for service)

Registrant's telephone number, including area code: 630-765-8000

Date of fiscal year end: December 31

Date of reporting period: September 30, 2018

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

The Schedule(s) of Investments is attached herewith.

First Trust Dow Jones Select MicroCap Index Fund (FDM)

Portfolio of Investments
September 30, 2018 (Unaudited)

Shares	Description	Value

	Common Stocks — 100.0%
	Aerospace & Defense — 2.2%
15,759	Ducommun, Inc. (a)	$643,598
27,514	Engility Holdings, Inc. (a)	990,229
7,631	National Presto Industries, Inc.	989,359
17,084	Vectrus, Inc. (a)	532,850
		3,156,036

	Auto Components — 0.6%
22,400	Shiloh Industries, Inc. (a)	246,400
34,960	Superior Industries International, Inc.	596,068
		842,468

	Banks — 24.0%
9,418	1st Constitution Bancorp	194,953
21,796	Access National Corp.	590,890
18,274	Allegiance Bancshares, Inc. (a)	762,026
21,854	Arrow Financial Corp.	808,598
39,648	Atlantic Capital Bancshares, Inc. (a)	664,104
23,548	Bar Harbor Bankshares	676,299
40,859	Blue Hills Bancorp, Inc.	984,702
23,655	Byline Bancorp, Inc. (a)	536,968
4,948	C&F Financial Corp.	290,695
5,610	Cambridge Bancorp	504,844
19,689	Capital City Bank Group, Inc.	459,541
7,565	CB Financial Services, Inc. (b)	233,380
21,132	Civista Bancshares, Inc.	509,070
21,824	CNB Financial Corp.	629,841
21,821	Equity Bancshares, Inc., Class A (a)	856,692
33,480	Fidelity Southern Corp.	829,634
24,188	Financial Institutions, Inc.	759,503
17,464	First Bancshares (The), Inc.	681,969
23,399	First Bank	307,697
22,154	First Community Bancshares, Inc.	750,578
10,742	First Community Corp.	259,956
21,433	First Connecticut Bancorp, Inc.	633,345
16,380	First Financial Corp.	822,276
12,600	First Financial Northwest, Inc.	208,782
14,692	First Internet Bancorp	447,371
14,863	First Mid-Illinois Bancshares, Inc.	599,425
35,136	First of Long Island (The) Corp.	764,208
10,756	First United Corp.	202,213
18,485	Franklin Financial Network, Inc. (a)	722,763
40,233	Green Bancorp, Inc.	889,149
59,084	Heritage Commerce Corp.	881,533
26,030	HomeTrust Bancshares, Inc. (a)	758,775
36,682	Independent Bank Corp.	867,529
25,228	Mercantile Bank Corp.	841,858
9,598	Metropolitan Bank Holding Corp. (a)	394,670
30,565	Midland States Bancorp, Inc.	981,137
16,520	MidWestOne Financial Group, Inc.	550,281
26,625	National Commerce Corp. (a)	1,099,613
11,426	Nicolet Bankshares, Inc. (a)	622,831

Shares	Description	Value

	Common Stocks (Continued)
	Banks (Continued)
10,438	Northrim BanCorp, Inc.	$433,699
5,816	Ohio Valley Banc Corp. (b)	213,156
22,449	Old Line Bancshares, Inc.	710,286
39,760	Old Second Bancorp, Inc.	614,292
32,813	Opus Bank	899,076
7,878	Origin Bancorp, Inc.	296,607
11,431	Parke Bancorp, Inc.	256,626
23,967	Peapack-Gladstone Financial Corp.	740,341
25,003	People’s Utah Bancorp	848,852
20,223	QCR Holdings, Inc.	826,110
15,329	RBB Bancorp	375,561
15,232	Reliant Bancorp, Inc.	389,482
15,602	Republic Bancorp, Inc., Class A	719,252
9,636	SB One Bancorp	242,827
21,328	Sierra Bancorp	616,379
15,245	SmartFinancial, Inc. (a)	359,020
10,377	Southern First Bancshares, Inc. (a)	407,816
29,586	Southern National Bancorp of Virginia, Inc.	479,293
36,729	Veritex Holdings, Inc. (a)	1,037,962
		35,046,336

	Building Products — 1.2%
51,269	Griffon Corp.	827,994
53,410	Quanex Building Products Corp.	972,062
		1,800,056

	Capital Markets — 1.6%
4,986	Diamond Hill Investment Group, Inc.	824,634
33,225	GAIN Capital Holdings, Inc. (b)	215,962
14,391	Oppenheimer Holdings, Inc., Class A	454,756
19,601	Victory Capital Holdings, Inc., Class A (a)	186,994
12,340	Westwood Holdings Group, Inc.	638,472
		2,320,818

	Chemicals — 2.2%
40,531	American Vanguard Corp.	729,558
39,200	FutureFuel Corp.	726,768
33,445	Kronos Worldwide, Inc.	543,481
68,155	OMNOVA Solutions, Inc. (a)	671,327
31,241	Trecora Resources (a)	437,374
41,211	Valhi, Inc.	93,961
		3,202,469

	Commercial Services & Supplies — 2.1%
39,925	Ennis, Inc.	816,466
55,942	Kimball International, Inc., Class B	937,029
45,739	Quad/Graphics, Inc.	953,201

See Notes to Portfolio of Investments

First Trust Dow Jones Select MicroCap Index Fund (FDM)

Portfolio of Investments (Continued)
September 30, 2018 (Unaudited)

Shares	Description	Value

	Common Stocks (Continued)
	Commercial Services & Supplies (Continued)
13,056	VSE Corp.	$432,545
		3,139,241

	Communications Equipment — 0.5%
45,899	Casa Systems, Inc. (a)	677,010

	Construction & Engineering — 2.3%
27,816	Ameresco, Inc., Class A (a)	379,689
25,162	MYR Group, Inc. (a)	821,288
14,342	NV5 Global, Inc. (a)	1,243,451
43,882	Orion Group Holdings, Inc. (a)	331,309
39,051	Sterling Construction Co., Inc. (a)	559,210
		3,334,947

	Consumer Finance — 2.2%
20,161	Curo Group Holdings Corp. (a)	609,467
27,553	Elevate Credit, Inc. (a)	222,077
78,213	EZCORP, Inc., Class A (a)	836,879
14,505	Regional Management Corp. (a)	418,179
9,443	World Acceptance Corp. (a)	1,079,902
		3,166,504

	Containers & Packaging — 0.9%
53,470	Myers Industries, Inc.	1,243,177

	Distributors — 0.5%
15,020	Funko, Inc., Class A (a)	355,824
9,568	Weyco Group, Inc.	336,602
		692,426

	Diversified Consumer Services — 1.6%
40,991	Bridgepoint Education, Inc. (a)	416,469
22,251	Cambium Learning Group, Inc. (a)	263,452
22,401	Carriage Services, Inc.	482,741
11,914	Collectors Universe, Inc.	176,327
55,899	K12, Inc. (a)	989,412
		2,328,401

	Diversified Financial Services — 0.3%
14,358	Marlin Business Services Corp.	414,228

	Electric Utilities — 0.1%
27,960	Genie Energy Ltd., Class B	150,984

	Electrical Equipment — 1.1%
113,268	Enphase Energy, Inc. (a) (b)	549,350
4,131	Preformed Line Products Co.	290,327
27,702	TPI Composites, Inc. (a)	790,892
		1,630,569

Shares	Description	Value

	Common Stocks (Continued)
	Electronic Equipment, Instruments & Components — 2.8%
39,636	Control4 Corp. (a)	$1,360,704
40,546	Kimball Electronics, Inc. (a)	796,729
17,626	Napco Security Technologies, Inc. (a)	263,509
17,440	PC Connection, Inc.	678,241
12,882	PCM, Inc. (a)	251,843
18,908	Vishay Precision Group, Inc. (a)	707,159
		4,058,185

	Energy Equipment & Services — 0.9%
49,792	FTS International, Inc. (a)	587,048
19,034	Mammoth Energy Services, Inc.	553,889
49,661	Profire Energy, Inc. (a) (b)	158,419
		1,299,356

	Entertainment — 0.3%
24,922	Reading International, Inc., Class A (a)	393,768

	Equity Real Estate Investment Trusts — 3.6%
13,809	BRT Apartments Corp.	166,260
54,879	City Office REIT, Inc.	692,573
18,127	CorEnergy Infrastructure Trust, Inc.	681,213
48,396	MedEquities Realty Trust, Inc.	470,409
124,773	New Senior Investment Group, Inc.	736,161
28,361	NexPoint Residential Trust, Inc.	941,585
21,972	One Liberty Properties, Inc.	610,382
17,429	Saul Centers, Inc.	976,024
		5,274,607

	Food & Staples Retailing — 0.7%
21,469	Ingles Markets, Inc., Class A	735,313
12,238	Village Super Market, Inc., Class A	332,874
		1,068,187

	Food Products — 1.4%
42,127	Landec Corp. (a)	606,629
22,274	Limoneira Co.	581,574
28,174	Tootsie Roll Industries, Inc. (b)	824,089
		2,012,292

	Health Care Equipment & Supplies — 0.2%
9,550	FONAR Corp. (a)	237,795

	Health Care Providers & Services — 1.6%
17,932	AAC Holdings, Inc. (a)	136,821
14,939	Addus HomeCare Corp. (a)	1,047,971
23,661	Civitas Solutions, Inc. (a)	349,000
14,052	CorVel Corp. (a)	846,633
		2,380,425

See Notes to Portfolio of Investments

First Trust Dow Jones Select MicroCap Index Fund (FDM)

Portfolio of Investments (Continued)
September 30, 2018 (Unaudited)

Shares	Description	Value

	Common Stocks (Continued)
	Hotels, Restaurants & Leisure — 3.9%
97,509	BBX Capital Corp.	$723,517
27,447	Bojangles’, Inc. (a)	430,918
25,740	Chuy’s Holdings, Inc. (a)	675,675
54,100	Del Taco Restaurants, Inc. (a)	638,921
41,031	Lindblad Expeditions Holdings, Inc. (a)	610,131
17,929	Monarch Casino & Resort, Inc. (a)	814,873
13,728	RCI Hospitality Holdings, Inc.	406,486
19,741	Red Robin Gourmet Burgers, Inc. (a)	792,601
17,394	Speedway Motorsports, Inc.	310,483
37,995	Town Sports International Holdings, Inc. (a)	328,657
		5,732,262

	Household Durables — 2.3%
15,328	Bassett Furniture Industries, Inc.	325,720
37,473	Ethan Allen Interiors, Inc.	777,565
11,095	Flexsteel Industries, Inc.	329,965
36,978	Green Brick Partners, Inc. (a)	373,478
7,850	Hamilton Beach Brands Holding Co., Class A	172,229
17,886	Hooker Furniture Corp.	604,547
10,477	Turtle Beach Corp. (a) (b)	208,911
42,770	ZAGG, Inc. (a)	630,858
		3,423,273

	Insurance — 1.3%
15,278	FedNat Holding Co.	389,283
18,387	Health Insurance Innovations, Inc., Class A (a)	1,133,559
2,035	Investors Title Co.	341,676
		1,864,518

	IT Services — 1.6%
40,274	Hackett Group (The), Inc.	811,521
77,482	Unisys Corp. (a)	1,580,633
		2,392,154

	Leisure Products — 1.7%
8,876	Johnson Outdoors, Inc., Class A	825,379
28,378	MCBC Holdings, Inc. (a)	1,018,203
45,943	Nautilus, Inc. (a)	640,905
		2,484,487

	Machinery — 2.1%
11,015	American Railcar Industries, Inc.	507,791
22,648	Blue Bird Corp. (a)	554,876
9,590	Hurco Cos., Inc.	432,509
13,248	Park-Ohio Holdings Corp.	508,061
47,037	Spartan Motors, Inc.	693,796

Shares	Description	Value

	Common Stocks (Continued)
	Machinery (Continued)
13,338	Twin Disc, Inc. (a)	$307,308
		3,004,341

	Media — 1.3%
37,725	Emerald Expositions Events, Inc.	621,708
78,894	Lee Enterprises, Inc. (a)	209,069
94,786	National CineMedia, Inc.	1,003,784
		1,834,561

	Metals & Mining — 0.7%
87,474	Gold Resource Corp.	449,616
13,877	Olympic Steel, Inc.	289,613
12,433	Synalloy Corp.	284,094
		1,023,323

	Mortgage Real Estate Investment Trusts — 3.6%
95,042	Arbor Realty Trust, Inc.	1,091,082
40,102	Ares Commercial Real Estate Corp.	560,225
21,865	Cherry Hill Mortgage Investment Corp.	395,757
87,353	Dynex Capital, Inc.	557,312
25,444	Great Ajax Corp.	346,293
26,288	Ready Capital Corp.	437,695
63,192	TPG RE Finance Trust, Inc.	1,265,104
63,209	Western Asset Mortgage Capital Corp.	633,354
		5,286,822

	Oil, Gas & Consumable Fuels — 5.2%
253,215	Abraxas Petroleum Corp. (a)	589,991
44,280	CVR Energy, Inc.	1,780,941
97,615	Overseas Shipholding Group, Inc., Class A (a)	307,487
42,509	Par Pacific Holdings, Inc. (a)	867,184
56,591	Renewable Energy Group, Inc. (a)	1,629,821
8,683	REX American Resources Corp. (a)	656,001
9,391	SilverBow Resources, Inc. (a)	250,458
84,873	VAALCO Energy, Inc. (a)	231,703
139,495	W&T Offshore, Inc. (a)	1,344,732
		7,658,318

	Personal Products — 0.3%
19,472	Lifevantage Corp. (a) (b)	213,997
11,059	Natural Health Trends Corp.	257,454
		471,451

	Pharmaceuticals — 0.5%
12,565	ANI Pharmaceuticals, Inc. (a)	710,425

	Professional Services — 1.5%
13,025	BG Staffing, Inc.	354,280
12,272	CRA International, Inc.	616,300
45,577	Resources Connection, Inc.	756,578

See Notes to Portfolio of Investments

First Trust Dow Jones Select MicroCap Index Fund (FDM)

Portfolio of Investments (Continued)
September 30, 2018 (Unaudited)

Shares	Description	Value

	Common Stocks (Continued)
	Professional Services (Continued)
11,642	Willdan Group, Inc. (a)	$395,362
		2,122,520

	Real Estate Management & Development — 1.8%
8,436	Consolidated-Tomoka Land Co.	525,394
32,264	Marcus & Millichap, Inc. (a)	1,119,883
10,602	RMR Group (The), Inc., Class A	983,866
		2,629,143

	Road & Rail — 0.8%
18,705	Covenant Transportation Group, Inc., Class A (a)	543,567
3,403	PAM Transportation Services, Inc. (a)	221,501
12,507	Universal Logistics Holdings, Inc.	460,258
		1,225,326

	Semiconductors & Semiconductor Equipment — 1.3%
53,410	AXT, Inc. (a)	381,882
103,872	Photronics, Inc. (a)	1,023,139
18,635	SMART Global Holdings, Inc. (a)	535,570
		1,940,591

	Software — 0.3%
41,433	American Software, Inc., Class A	502,582

	Specialty Retail — 6.2%
42,522	Boot Barn Holdings, Inc. (a)	1,208,050
34,795	Cato (The) Corp., Class A	731,391
18,507	Citi Trends, Inc.	532,446
23,001	Container Store Group (The), Inc. (a)	255,311
29,165	Haverty Furniture Cos., Inc.	644,547
28,776	Hibbett Sports, Inc. (a)	540,989
21,261	J. Jill, Inc. (a)	131,393
23,823	Kirkland’s, Inc. (a)	240,374
45,022	New York & Co., Inc. (a)	173,785
86,453	Party City Holdco, Inc. (a)	1,171,438
15,872	Shoe Carnival, Inc.	611,072
35,883	Sonic Automotive, Inc., Class A	694,336
57,391	Sportsman’s Warehouse Holdings, Inc. (a)	335,737
59,238	Tile Shop Holdings, Inc.	423,552
31,320	Tilly’s, Inc., Class A	593,514
28,682	Zumiez, Inc. (a)	755,771
		9,043,706

	Technology Hardware, Storage & Peripherals — 0.3%
46,735	Immersion Corp. (a)	493,989

Shares	Description	Value

	Common Stocks (Continued)
	Textiles, Apparel & Luxury Goods — 1.0%
11,341	Lakeland Industries, Inc. (a)	$150,835
18,576	Perry Ellis International, Inc. (a)	507,682
10,244	Rocky Brands, Inc.	289,905
33,018	Vera Bradley, Inc. (a)	503,855
		1,452,277

	Thrifts & Mortgage Finance — 5.2%
23,050	BankFinancial Corp.	367,417
48,361	Dime Community Bancshares, Inc.	863,244
10,468	Entegra Financial Corp. (a)	277,925
30,987	First Defiance Financial Corp.	933,019
4,789	FS Bancorp, Inc.	266,843
10,634	Home Bancorp, Inc.	462,366
23,969	Merchants Bancorp	609,292
168,821	Ocwen Financial Corp. (a)	665,155
59,621	Oritani Financial Corp.	927,107
38,127	PennyMac Financial Services, Inc., Class A	796,854
75,835	United Community Financial Corp.	733,324
44,511	Waterstone Financial, Inc.	763,364
		7,665,910

	Tobacco — 0.4%
12,907	Turning Point Brands, Inc.	535,124

	Trading Companies & Distributors — 1.5%
87,235	Nexeo Solutions, Inc. (a)	1,068,629
22,031	Systemax, Inc.	725,701
10,280	Transcat, Inc. (a)	234,898
4,828	Willis Lease Finance Corp. (a)	166,614
		2,195,842

	Water Utilities — 0.3%
11,936	Artesian Resources Corp., Class A	439,006

	Total Common Stocks — 100.0%	146,002,236
	(Cost $140,603,230)

	Money Market Funds — 0.2%
260,866	Goldman Sachs Financial Square Treasury Obligations Fund - Institutional Class - 2.08% (c) (d)	260,866
	(Cost $260,866)

See Notes to Portfolio of Investments

First Trust Dow Jones Select MicroCap Index Fund (FDM)

Portfolio of Investments (Continued)
September 30, 2018 (Unaudited)

Principal Value	Description	Value

	Repurchase Agreements — 1.1%
$286,524	BNP Paribas S.A., 2.24% (c), dated 09/28/18, due 10/01/18, with a maturity value of $286,577. Collateralized by U.S. Treasury Notes, interest rates of 2.625% to 3.500%, due 02/15/19 to 11/15/20. The value of the collateral including accrued interest is $292,354. (d)	$286,524
1,338,797	JPMorgan Chase & Co., 2.15% (c), dated 09/28/18, due 10/01/18, with a maturity value of $1,339,037. Collateralized by U.S. Treasury Note, interest rate of 1.375%, due 08/31/23. The value of the collateral including accrued interest is $1,367,229. (d)	1,338,797

	Total Repurchase Agreements — 1.1%	1,625,321
	(Cost $1,625,321)

	Total Investments — 101.3%	147,888,423
	(Cost $142,489,417) (e)
	Net Other Assets and Liabilities — (1.3)%	(1,870,901)
	Net Assets — 100.0%	$146,017,522

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan (see Note 2C - Securities Lending in the Notes to Portfolio of Investments). The aggregate value of such securities is $1,817,926 and the total value of the collateral held by the Fund is $1,886,187.
(c)	Rate shown reflects yield as of September 30, 2018.
(d)	This security serves as collateral for securities on loan.
(e)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of September 30, 2018, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $10,608,491 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $5,209,485. The net unrealized appreciation was $5,399,006.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of September 30, 2018 is as follows (see Note 2A - Portfolio Valuation in the Notes to Portfolio of Investments):

Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs

	Level 1	Level 2	Level 3
Common Stocks*	$146,002,236	$—	$—
Money Market Funds	260,866	—	—
Repurchase Agreements	—	1,625,321	—
Total Investments	$146,263,102	$1,625,321	$—

* See Portfolio of Investments for industry breakout.

See Notes to Portfolio of Investments

First Trust Morningstar Dividend Leaders Index Fund (FDL)

Portfolio of Investments
September 30, 2018 (Unaudited)

Shares	Description	Value

	Common Stocks — 99.7%
	Automobiles — 1.7%
2,349,716	Ford Motor Co.	$21,734,873
51,779	Harley-Davidson, Inc.	2,345,589
		24,080,462

	Banks — 0.7%
109,420	F.N.B. Corp.	1,391,823
55,348	PacWest Bancorp	2,637,332
4,511	Park National Corp.	476,181
126,328	People’s United Financial, Inc.	2,162,735
76,841	Umpqua Holdings Corp.	1,598,293
33,957	United Bankshares, Inc.	1,234,337
		9,500,701

	Beverages — 7.2%
1,206,507	Coca-Cola (The) Co.	55,728,558
430,608	PepsiCo, Inc.	48,141,975
		103,870,533

	Biotechnology — 3.8%
582,675	AbbVie, Inc.	55,109,401

	Capital Markets — 0.4%
6,349	Cohen & Steers, Inc.	257,833
41,069	Federated Investors, Inc., Class B	990,584
191,532	Invesco Ltd.	4,382,252
		5,630,669

	Chemicals — 0.8%
112,461	LyondellBasell Industries N.V., Class A	11,528,377

	Commercial Services & Supplies — 0.1%
184,270	Pitney Bowes, Inc.	1,304,632

	Containers & Packaging — 0.5%
138,597	International Paper Co.	6,812,043

	Diversified Consumer Services — 0.1%
75,156	H&R Block, Inc.	1,935,267

	Diversified Telecommunication Services — 15.5%
4,060,438	AT&T, Inc.	136,349,508
1,657,421	Verizon Communications, Inc.	88,489,707
		224,839,215

	Electric Utilities — 8.0%
67,144	Alliant Energy Corp.	2,858,320
157,520	American Electric Power Co., Inc.	11,165,018
305,259	Duke Energy Corp.	24,426,825
108,685	Edison International	7,355,801
71,578	Entergy Corp.	5,807,123
94,616	Eversource Energy	5,813,207
282,276	Exelon Corp.	12,324,170
35,795	Hawaiian Electric Industries, Inc.	1,273,944

Shares	Description	Value

	Common Stocks (Continued)
	Electric Utilities (Continued)
66,700	OGE Energy Corp.	$2,422,544
36,458	Pinnacle West Capital Corp.	2,886,744
355,652	PPL Corp.	10,406,377
515,425	Southern (The) Co.	22,472,530
148,793	Xcel Energy, Inc.	7,024,518
		116,237,121

	Electrical Equipment — 0.7%
124,319	Eaton Corp. PLC	10,782,187

	Entertainment — 0.1%
32,785	Cinemark Holdings, Inc.	1,317,957

	Food Products — 1.3%
36,690	B&G Foods, Inc.	1,007,140
62,500	Campbell Soup Co.	2,289,375
59,624	Flowers Foods, Inc.	1,112,584
229,716	General Mills, Inc.	9,859,411
71,141	Kellogg Co.	4,981,293
		19,249,803

	Gas Utilities — 0.1%
25,624	South Jersey Industries, Inc.	903,758

	Health Care Providers & Services — 0.4%
103,840	Cardinal Health, Inc.	5,607,360
32,531	Patterson Cos., Inc.	795,383
		6,402,743

	Hotels, Restaurants & Leisure — 0.8%
12,655	Brinker International, Inc.	591,368
169,515	Las Vegas Sands Corp.	10,057,325
37,421	Wyndham Destinations, Inc.	1,622,575
		12,271,268

	Household Durables — 0.6%
34,965	Garmin Ltd.	2,449,298
39,941	Leggett & Platt, Inc.	1,749,017
171,953	Newell Brands, Inc.	3,490,646
38,840	Tupperware Brands Corp.	1,299,198
		8,988,159

	Household Products — 5.5%
111,711	Kimberly-Clark Corp.	12,694,838
802,773	Procter & Gamble (The) Co.	66,814,797
		79,509,635

	Independent Power and Renewable Electricity Producers — 0.2%
242,989	AES Corp.	3,401,846

	Insurance — 2.7%
43,926	AmTrust Financial Services, Inc.	637,805

See Notes to Portfolio of Investments

First Trust Morningstar Dividend Leaders Index Fund (FDL)

Portfolio of Investments (Continued)
September 30, 2018 (Unaudited)

Shares	Description	Value

	Common Stocks (Continued)
	Insurance (Continued)
347,705	MetLife, Inc.	$16,244,778
92,954	Old Republic International Corp.	2,080,311
94,377	Principal Financial Group, Inc.	5,529,548
12,929	ProAssurance Corp.	607,017
144,926	Prudential Financial, Inc.	14,683,902
		39,783,361

	IT Services — 4.5%
365,399	International Business Machines Corp.	55,251,983
90,392	Paychex, Inc.	6,657,371
164,552	Western Union (The) Co.	3,136,361
		65,045,715

	Media — 0.6%
132,107	Interpublic Group of Cos. (The), Inc.	3,021,287
15,555	Meredith Corp.	794,083
72,917	Omnicom Group, Inc.	4,959,814
		8,775,184

	Metals & Mining — 0.1%
14,516	Compass Minerals International, Inc.	975,475

	Multiline Retail — 1.4%
46,691	Kohl’s Corp.	3,480,814
119,013	Macy’s, Inc.	4,133,321
142,014	Target Corp.	12,527,055
		20,141,190

	Multi-Utilities — 4.4%
16,059	Black Hills Corp.	932,867
156,599	CenterPoint Energy, Inc.	4,329,962
103,718	Consolidated Edison, Inc.	7,902,275
285,057	Dominion Energy, Inc.	20,033,806
53,043	DTE Energy Co.	5,788,583
17,303	NorthWestern Corp.	1,014,994
159,384	Public Service Enterprise Group, Inc.	8,413,881
18,464	SCANA Corp.	718,065
77,659	Sempra Energy	8,833,711
94,835	WEC Energy Group, Inc.	6,331,185
		64,299,329

	Oil, Gas & Consumable Fuels — 16.7%
692,673	Chevron Corp.	84,700,054
1,560,775	Exxon Mobil Corp.	132,697,090
290,550	Occidental Petroleum Corp.	23,874,494
		241,271,638

	Paper & Forest Products — 0.1%
19,259	Domtar Corp.	1,004,742

Shares	Description	Value

	Common Stocks (Continued)
	Pharmaceuticals — 8.7%
682,919	Merck & Co., Inc.	$48,446,274
1,756,377	Pfizer, Inc.	77,403,534
		125,849,808

	Professional Services — 0.3%
174,386	Nielsen Holdings PLC	4,823,517

	Real Estate Management & Development — 0.1%
42,421	Kennedy-Wilson Holdings, Inc.	912,051

	Semiconductors & Semiconductor Equipment — 2.3%
454,190	QUALCOMM, Inc.	32,715,306

	Specialty Retail — 0.7%
20,360	DSW, Inc., Class A	689,797
86,840	GameStop Corp., Class A	1,326,047
69,341	Gap (The), Inc.	2,000,488
182,249	L Brands, Inc.	5,522,144
11,060	Signet Jewelers Ltd.	729,186
		10,267,662

	Technology Hardware, Storage & Peripherals — 0.6%
124,381	Seagate Technology PLC	5,889,440
75,679	Xerox Corp.	2,041,820
		7,931,260

	Textiles, Apparel & Luxury Goods — 0.1%
112,777	Hanesbrands, Inc.	2,078,480

	Thrifts & Mortgage Finance — 0.0%
35,854	Northwest Bancshares, Inc.	620,991

	Tobacco — 7.9%
777,514	Altria Group, Inc.	46,891,869
827,351	Philip Morris International, Inc.	67,462,201
		114,354,070

	Trading Companies & Distributors — 0.0%
28,699	Aircastle Ltd.	628,795

	Total Investments — 99.7%	1,445,154,351
	(Cost $1,388,947,528) (a)
	Net Other Assets and Liabilities — 0.3%	4,042,998
	Net Assets — 100.0%	$1,449,197,349

See Notes to Portfolio of Investments

First Trust Morningstar Dividend Leaders Index Fund (FDL)

Portfolio of Investments (Continued)
September 30, 2018 (Unaudited)

(a)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of September 30, 2018, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $98,430,521 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $42,223,698. The net unrealized appreciation was $56,206,823.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of September 30, 2018 is as follows (see Note 2A - Portfolio Valuation in the Notes to Portfolio of Investments):

Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs

	Level 1	Level 2	Level 3
Common Stocks*	$1,445,154,351	$—	$—

* See Portfolio of Investments for industry breakout.

See Notes to Portfolio of Investments

First Trust US Equity Opportunities ETF (FPX)

Portfolio of Investments
September 30, 2018 (Unaudited)

Shares	Description	Value

	Common Stocks — 100.0%
	Airlines — 0.6%
112,964	Alaska Air Group, Inc.	$7,778,701

	Automobiles — 2.6%
1,797,550	Fiat Chrysler Automobiles N.V. (a)	31,475,101

	Banks — 0.4%
50,611	Bank of NT Butterfield & Son (The) Ltd.	2,624,686
54,041	Great Western Bancorp, Inc.	2,279,990

		4,904,676

	Biotechnology — 8.2%
458,662	AbbVie, Inc.	43,380,252
77,361	FibroGen, Inc. (a)	4,699,681
279,661	Shire PLC, ADR	50,694,149

		98,774,082

	Capital Markets — 0.4%
59,911	Focus Financial Partners, Inc., Class A (a)	2,843,376
51,932	Hamilton Lane, Inc., Class A	2,299,549

		5,142,925

	Chemicals — 0.4%
41,322	Ingevity Corp. (a)	4,209,885

	Communications Equipment — 0.3%
57,702	Lumentum Holdings, Inc. (a)	3,459,235

	Consumer Finance — 2.5%
340,851	Santander Consumer USA Holdings, Inc.	6,830,654
729,580	Synchrony Financial	22,675,346

		29,506,000

	Diversified Financial Services — 0.9%
514,619	AXA Equitable Holdings, Inc.	11,038,578

	Diversified Telecommunication Services — 3.9%
871,458	Verizon Communications, Inc.	46,527,143

	Electric Utilities — 1.3%
292,495	Evergy, Inc.	16,063,825

	Electrical Equipment — 0.2%
66,798	Bloom Energy Corp., Class A (a) (b)	2,276,476

	Electronic Equipment, Instruments & Components — 1.9%
105,972	CDW Corp.	9,423,030

Shares	Description	Value

	Common Stocks (Continued)
	Electronic Equipment, Instruments & Components (Continued)
197,225	Keysight Technologies, Inc. (a)	$13,072,073

		22,495,103

	Energy Equipment & Services — 0.5%
70,946	Apergy Corp. (a)	3,090,408
68,698	Cactus, Inc., Class A (a)	2,629,759

		5,720,167

	Entertainment — 2.0%
21,710	Madison Square Garden (The) Co., Class A (a)	6,845,597
95,795	Spotify Technology S.A. (a)	17,322,610

		24,168,207

	Equity Real Estate Investment Trusts — 1.4%
108,203	JBG SMITH Properties	3,985,116
253,428	MGM Growth Properties LLC, Class A	7,473,592
189,478	STORE Capital Corp.	5,265,594

		16,724,302

	Food & Staples Retailing — 0.8%
124,217	BJ’s Wholesale Club Holdings, Inc. (a)	3,326,532
199,071	US Foods Holding Corp. (a)	6,135,368

		9,461,900

	Food Products — 10.5%
410,025	General Mills, Inc.	17,598,273
144,006	Hershey (The) Co.	14,688,612
1,009,056	Kraft Heinz (The) Co.	55,609,076
134,141	Lamb Weston Holdings, Inc.	8,933,790
118,505	Pinnacle Foods, Inc.	7,680,309
364,939	Tyson Foods, Inc., Class A	21,724,819

		126,234,879

	Health Care Equipment & Supplies — 3.7%
34,289	Penumbra, Inc. (a)	5,133,063
220,158	Stryker Corp.	39,117,674

		44,250,737

	Health Care Providers & Services — 0.5%
57,114	HealthEquity, Inc. (a)	5,392,133

	Health Care Technology — 0.5%
72,966	Teladoc Health, Inc. (a)	6,300,614

See Notes to Portfolio of Investments

First Trust US Equity Opportunities ETF (FPX)

Portfolio of Investments (Continued)
September 30, 2018 (Unaudited)

Shares	Description	Value

	Common Stocks (Continued)
	Hotels, Restaurants & Leisure — 0.7%
96,319	Planet Fitness, Inc., Class A (a)	$5,204,115
41,280	Wingstop, Inc.	2,818,186

		8,022,301

	Interactive Media & Services — 3.8%
100,414	CarGurus, Inc. (a)	5,592,056
272,348	Match Group, Inc. (a) (b)	15,771,673
1,154,150	Snap, Inc., Class A (a) (b)	9,787,192
517,829	Twitter, Inc. (a)	14,737,413

		45,888,334

	Internet & Direct Marketing Retail — 2.3%
71,249	GrubHub, Inc. (a)	9,876,536
96,319	Stitch Fix, Inc., Class A (a) (b)	4,215,883
90,815	Wayfair, Inc., Class A (a)	13,410,651

		27,503,070

	IT Services — 20.3%
151,793	Black Knight, Inc. (a)	7,885,646
202,888	Conduent, Inc. (a)	4,569,038
300,434	DXC Technology Co.	28,096,588
73,455	Evo Payments, Inc., Class A (a)	1,755,575
874,879	First Data Corp., Class A (a)	21,408,289
176,137	GoDaddy, Inc., Class A (a)	14,688,064
1,085,810	PayPal Holdings, Inc. (a)	95,377,550
161,202	Perspecta, Inc.	4,146,116
376,495	Square, Inc., Class A (a)	37,276,770
286,222	Worldpay, Inc., Class A (a)	28,985,702

		244,189,338

	Life Sciences Tools & Services — 6.4%
185,838	IQVIA Holdings, Inc. (a)	24,110,622
32,631	Medpace Holdings, Inc. (a)	1,954,923
63,636	PRA Health Sciences, Inc. (a)	7,012,051
178,878	Thermo Fisher Scientific, Inc.	43,660,542

		76,738,138

	Machinery — 3.1%
374,497	Fortive Corp. (b)	31,532,647
265,800	Gates Industrial Corp. PLC (a)	5,183,100

		36,715,747

	Media — 3.9%
703,651	Altice USA, Inc., Class A	12,764,229
6,171	Cable One, Inc.	5,452,757
157,080	Liberty Latin America Ltd., Class C (a)	3,240,560
308,359	Liberty Media Corp.-Liberty SiriusXM, Class A (a)	13,395,115

Shares	Description	Value

	Common Stocks (Continued)
	Media (Continued)
261,437	Liberty Media Corp.-Liberty SiriusXM, Class C (a)	$11,359,438

		46,212,099

	Metals & Mining — 0.1%
50,453	Warrior Met Coal, Inc.	1,364,249

	Multiline Retail — 0.5%
66,688	Ollie’s Bargain Outlet Holdings, Inc. (a)	6,408,717

	Oil, Gas & Consumable Fuels — 0.1%
92,959	Berry Petroleum Corp.	1,637,938

	Professional Services — 2.7%
359,606	IHS Markit Ltd. (a)	19,404,340
178,878	TransUnion	13,161,843

		32,566,183

	Road & Rail — 0.3%
162,364	Schneider National, Inc., Class B	4,055,853

	Semiconductors & Semiconductor Equipment — 0.3%
99,942	Versum Materials, Inc.	3,598,911

	Software —5.8%
63,927	Altair Engineering, Inc., Class A (a)	2,777,628
55,842	Alteryx, Inc., Class A (a)	3,194,721
58,166	Appian Corp., Class A (a) (b)	1,925,295
51,314	Blackline, Inc. (a)	2,897,701
68,799	Coupa Software, Inc. (a)	5,442,001
183,465	Dropbox, Inc., Class A (a)	4,922,366
35,586	HubSpot, Inc. (a)	5,371,707
51,838	New Relic, Inc. (a)	4,884,695
103,174	Nutanix, Inc., Class A (a)	4,407,593
53,778	Paycom Software, Inc. (a)	8,357,639
86,736	Pluralsight, Inc., Class A (a)	2,775,552
39,328	Q2 Holdings, Inc. (a)	2,381,310
82,285	SailPoint Technologies Holding, Inc. (a)	2,799,336
92,320	Smartsheet, Inc., Class A (a)	2,885,923
32,468	Trade Desk (The), Inc., Class A (a)	4,899,746
97,199	Zendesk, Inc. (a)	6,901,129
87,146	Zuora, Inc., Class A (a)	2,013,944

		68,838,286

	Specialty Retail — 1.5%
46,517	Burlington Stores, Inc. (a)	7,578,550
128,493	Carvana Co. (a) (b)	7,592,651

See Notes to Portfolio of Investments

First Trust US Equity Opportunities ETF (FPX)

Portfolio of Investments (Continued)
September 30, 2018 (Unaudited)

Shares	Description	Value

	Common Stocks (Continued)
	Specialty Retail (Continued)
69,233	National Vision Holdings, Inc. (a)	$3,125,178

		18,296,379

	Technology Hardware, Storage & Peripherals — 2.4%
1,349,978	Hewlett Packard Enterprise Co.	22,018,141
244,168	Pure Storage, Inc., Class A (a)	6,336,160

		28,354,301

	Textiles, Apparel & Luxury Goods — 0.6%
367,101	Under Armour, Inc., Class A (a)	7,789,883

	Trading Companies & Distributors — 1.7%
36,875	SiteOne Landscape Supply, Inc. (a)	2,778,163
105,492	United Rentals, Inc. (a)	17,258,491

		20,036,654

	Total Common Stocks — 100.0%	1,200,121,050
	(Cost $976,781,452)

	Money Market Funds — 0.6%
7,515,827	Goldman Sachs Financial Square Treasury Obligations Fund - Institutional Class - 2.08% (c) (d)	7,515,827
	(Cost $7,515,827)

Principal Value	Description	Value

	Repurchase Agreements — 3.9%
$8,255,055	BNP Paribas S.A., 2.24% (c), dated 09/28/18, due 10/01/18, with a maturity value of $8,256,595. Collateralized by U.S. Treasury Notes, interest rates of 2.625% to 3.500%, due 02/15/19 to 11/15/20. The value of the collateral including accrued interest is $8,423,031. (d)	8,255,055
38,572,172	JPMorgan Chase & Co., 2.15% (c), dated 09/28/18, due 10/01/18, with a maturity value of $38,579,083. Collateralized by U.S. Treasury Note, interest rate of 1.375%, due 08/31/23. The value of the collateral including accrued interest is $39,391,302. (d)	38,572,172

	Description	Value

	Total Repurchase Agreements — 3.9%	$46,827,227
	(Cost $46,827,227)

	Total Investments — 104.5%	1,254,464,104
	(Cost $1,031,124,506) (e)

	Net Other Assets and Liabilities — (4.5)%	(54,190,392)
	Net Assets — 100.0%	$1,200,273,712

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan (see Note 2C - Securities Lending in the Notes to Portfolio of Investments). The aggregate value of such securities is $52,538,572 and the total value of the collateral held by the Fund is $54,343,054.
(c)	Rate shown reflects yield as of September 30, 2018.
(d)	This security serves as collateral for securities on loan.
(e)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of September 30, 2018, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $264,211,078 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $40,871,480. The net unrealized appreciation was $223,339,598.

ADR	-	American Depositary Receipt

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of September 30, 2018 is as follows (see Note 2A - Portfolio Valuation in the Notes to Portfolio of Investments):

Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs

	Level 1	Level 2	Level 3
Common Stocks*	$1,200,121,050	$—	$—
Money Market Funds	7,515,827	—	—
Repurchase Agreements	—	46,827,227	—
Total Investments	$1,207,636,877	$46,827,227	$—

* See Portfolio of Investments for industry breakout.

See Notes to Portfolio of Investments

First Trust NYSE Arca Biotechnology Index Fund (FBT)

Portfolio of Investments
September 30, 2018 (Unaudited)

Shares	Description	Value

	Common Stocks — 100.0%
	Biotechnology — 77.8%
5,870,693	ACADIA Pharmaceuticals, Inc. (a)	$121,875,587
1,085,947	Agios Pharmaceuticals, Inc. (a)	83,748,233
731,788	Alexion Pharmaceuticals, Inc. (a)	101,725,850
2,194,623	Alkermes PLC (a)	93,139,800
933,628	Alnylam Pharmaceuticals, Inc. (a)	81,711,122
518,648	Amgen, Inc.	107,510,544
275,533	Biogen, Inc. (a)	97,348,564
970,072	BioMarin Pharmaceutical, Inc. (a)	94,067,882
547,818	Bluebird Bio, Inc. (a)	79,981,428
1,161,353	Celgene Corp. (a)	103,929,480
4,643,726	Exelixis, Inc. (a)	82,286,825
1,519,565	FibroGen, Inc. (a)	92,313,574
1,278,061	Gilead Sciences, Inc.	98,679,090
4,634,749	Grifols S.A., ADR	99,044,586
1,428,742	Incyte Corp. (a)	98,697,497
1,053,557	Intercept Pharmaceuticals, Inc. (a)	133,127,462
6,702,226	Intrexon Corp. (a) (b)	115,412,332
2,125,724	Ionis Pharmaceuticals, Inc. (a)	109,644,844
955,487	Neurocrine Biosciences, Inc. (a)	117,477,127
269,064	Regeneron Pharmaceuticals, Inc. (a)	108,712,619
1,406,911	Seattle Genetics, Inc. (a)	108,500,976
1,192,133	Ultragenyx Pharmaceutical, Inc. (a)	91,007,433
790,998	United Therapeutics Corp. (a)	101,152,824
557,573	Vertex Pharmaceuticals, Inc. (a)	107,466,620
		2,428,562,299

	Life Sciences Tools & Services — 18.2%
632,108	Bio-Techne Corp.	129,019,564
795,857	Charles River Laboratories International, Inc. (a)	107,074,601
317,678	Illumina, Inc. (a)	116,606,886
889,808	IQVIA Holdings, Inc. (a)	115,443,690
2,677,633	QIAGEN N.V. (a)	101,428,738
		569,573,479
	Pharmaceuticals — 4.0%
2,028,459	Nektar Therapeutics (a)	123,654,861

	Total Common Stocks — 100.0%	3,121,790,639
	(Cost $2,796,613,957)

Shares	Description	Value

	Money Market Funds — 0.4%
11,152,762	Goldman Sachs Financial Square Treasury Obligations Fund - Institutional Class - 2.08% (c) (d)	$11,152,762
	(Cost $11,152,762)

Principal Value	Description	Value

	Repurchase Agreements — 2.2%
$12,249,703	BNP Paribas S.A., 2.24% (c), dated 09/28/18, due 10/01/18, with a maturity value of $12,251,990. Collateralized by U.S. Treasury Notes, interest rates of 2.625% to 3.500%, due 02/15/19 to 11/15/20. The value of the collateral including accrued interest is $12,498,964. (d)	12,249,703
57,237,378	JPMorgan Chase & Co., 2.15% (c), dated 09/28/18, due 10/01/18, with a maturity value of $57,247,633. Collateralized by U.S. Treasury Note, interest rate of 1.375%, due 08/31/23. The value of the collateral including accrued interest is $58,452,887. (d)	57,237,378

	Total Repurchase Agreements — 2.2%	69,487,081
	(Cost $69,487,081)

	Total Investments — 102.6%	3,202,430,482
	(Cost $2,877,253,800) (e)
	Net Other Assets and Liabilities — (2.6)%	(80,523,573)
	Net Assets — 100.0%	$3,121,906,909

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan (see Note 2C - Securities Lending in the Notes to Portfolio of Investments). The aggregate value of such securities is $79,349,605 and the total value of the collateral held by the Fund is $80,639,843.
(c)	Rate shown reflects yield as of September 30, 2018.
(d)	This security serves as collateral for securities on loan.

See Notes to Portfolio of Investments

First Trust NYSE Arca Biotechnology Index Fund (FBT)

Portfolio of Investments (Continued)
September 30, 2018 (Unaudited)

(e)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of September 30, 2018, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $400,784,414 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $75,607,732. The net unrealized appreciation was $325,176,682.

ADR	-	American Depositary Receipt

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of September 30, 2018 is as follows (see Note 2A - Portfolio Valuation in the Notes to Portfolio of Investments):

Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs

	Level 1	Level 2	Level 3
Common Stocks*	$3,121,790,639	$—	$—
Money Market Funds	11,152,762	—	—
Repurchase Agreements	—	69,487,081	—
Total Investments	$3,132,943,401	$69,487,081	$—

* See Portfolio of Investments for industry breakout.

See Notes to Portfolio of Investments

First Trust Dow Jones Internet Index Fund (FDN)

Portfolio of Investments
September 30, 2018 (Unaudited)

Shares	Description	Value

	Common Stocks — 100.0%
	Capital Markets — 5.8%
2,628,696	Blucora, Inc. (a)	$105,805,014
4,196,048	E*TRADE Financial Corp. (a)	219,830,955
4,232,646	TD Ameritrade Holding Corp.	223,610,688
		549,246,657

	Communications Equipment — 5.5%
836,502	Arista Networks, Inc. (a)	222,392,422
6,964,210	Juniper Networks, Inc.	208,717,374
1,547,204	NETGEAR, Inc. (a)	97,241,771
		528,351,567

	Diversified Telecommunication Services — 2.4%
1,935,717	Cogent Communications Holdings, Inc.	108,013,009
8,473,481	Vonage Holdings Corp. (a)	119,984,491
		227,997,500

	Entertainment —6.8%
1,450,620	Netflix, Inc. (a)	542,720,461
11,332,975	Pandora Media, Inc. (a)	107,776,592
		650,497,053
	Health Care Technology — 2.4%
2,058,166	Veeva Systems, Inc., Class A (a)	224,072,532

	Interactive Media & Services — 23.3%
380,840	Alphabet, Inc., Class A (a)	459,704,347
392,281	Alphabet, Inc., Class C (a)	468,175,605
4,469,868	Facebook, Inc., Class A (a)	735,114,491
17,751,266	Snap, Inc., Class A (a) (b)	150,530,736
2,948,801	TripAdvisor, Inc. (a)	150,595,267
9,064,639	Twitter, Inc. (a)	257,979,626
		2,222,100,072

	Internet & Direct Marketing Retail — 18.9%
481,283	Amazon.com, Inc. (a)	964,009,849
9,200,316	eBay, Inc. (a)	303,794,434
1,799,438	Expedia Group, Inc.	234,790,670
23,559,409	Groupon, Inc. (a)	88,818,972
1,524,566	GrubHub, Inc. (a)	211,335,339
		1,802,749,264

	IT Services — 14.8%
2,858,649	Akamai Technologies, Inc. (a)	209,110,174
7,080,266	Endurance International Group Holdings, Inc. (a)	62,306,341
2,692,551	GoDaddy, Inc., Class A (a)	224,531,828
2,161,357	Okta, Inc. (a)	152,073,079
4,959,491	PayPal Holdings, Inc. (a)	435,641,689
1,530,384	VeriSign, Inc. (a)	245,045,086

Shares	Description	Value

	Common Stocks (Continued)
	IT Services (Continued)
3,079,785	Web.com Group, Inc. (a)	$85,926,002
		1,414,634,199

	Software — 20.1%
1,733,217	2U, Inc. (a)	130,320,586
4,465,023	8x8, Inc. (a)	94,881,739
5,347,499	Box, Inc., Class A (a)	127,858,701
2,036,906	Citrix Systems, Inc. (a)	226,422,471
2,090,332	Cornerstone OnDemand, Inc. (a)	118,626,341
3,083,271	Dropbox, Inc., Class A (a)	82,724,161
1,207,376	Ebix, Inc.	95,563,810
986,730	HubSpot, Inc. (a)	148,946,894
1,601,139	j2 Global, Inc.	132,654,366
1,640,106	LogMeIn, Inc.	146,133,445
1,343,769	New Relic, Inc. (a)	126,623,353
3,042,916	salesforce.com, Inc. (a)	483,914,931
		1,914,670,798

	Total Common Stocks — 100.0%	9,534,319,642
	(Cost $7,233,214,103)

	Money Market Funds — 0.2%
10,247,516	Goldman Sachs Financial Square Treasury Obligations Fund - Institutional Class - 2.08% (c) (d)	10,247,516
8,539,172	Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class - 1.93% (c)	8,539,172
	Total Money Market Funds — 0.2%	18,786,688
	(Cost $18,786,688)

Principal Value	Description	Value

	Repurchase Agreements — 0.7%
$11,255,421	BNP Paribas S.A., 2.24% (c), dated 09/28/18, due 10/01/18, with a maturity value of $11,257,522. Collateralized by U.S. Treasury Notes, interest rates of 2.625% to 3.500%, due 02/15/19 to 11/15/20. The value of the collateral including accrued interest is $11,484,450. (d)	11,255,421

See Notes to Portfolio of Investments

First Trust Dow Jones Internet Index Fund (FDN)

Portfolio of Investments (Continued)
September 30, 2018 (Unaudited)

Principal Value	Description	Value

	Repurchase Agreements (Continued)
$52,591,543	JPMorgan Chase & Co., 2.15% (c), dated 09/28/18, due 10/01/18, with a maturity value of $52,600,965. Collateralized by U.S. Treasury Note, interest rate of 1.375%, due 08/31/23. The value of the collateral including accrued interest is $53,708,392. (d)	$52,591,543

	Total Repurchase Agreements — 0.7%	63,846,964
	(Cost $63,846,964)

	Total Investments — 100.9%	9,616,953,294
	(Cost $7,315,847,755) (e)
	Net Other Assets and Liabilities — (0.9)%	(81,175,447)
	Net Assets — 100.0%	$9,535,777,847

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan (see Note 2C - Securities Lending in the Notes to Portfolio of Investments). The aggregate value of such securities is $69,813,466 and the total value of the collateral held by the Fund is $74,094,480.
(c)	Rate shown reflects yield as of September 30, 2018.
(d)	This security serves as collateral for securities on loan.
(e)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of September 30, 2018, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $2,420,233,687 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $119,128,148. The net unrealized appreciation was $2,301,105,539.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of September 30, 2018 is as follows (see Note 2A - Portfolio Valuation in the Notes to Portfolio of Investments):

Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs

	Level 1	Level 2	Level 3
Common Stocks*	$9,534,319,642	$—	$—
Money Market Funds	18,786,688	—	—
Repurchase Agreements	—	63,846,964	—
Total Investments	$9,553,106,330	$63,846,964	$—

* See Portfolio of Investments for industry breakout.

See Notes to Portfolio of Investments

First Trust Capital Strength ETF (FTCS)

Portfolio of Investments
September 30, 2018 (Unaudited)

Shares	Description	Value

	Common Stocks — 99.9%
	Aerospace & Defense — 9.9%
114,830	General Dynamics Corp.	$23,507,998
69,522	Lockheed Martin Corp.	24,051,831
69,224	Northrop Grumman Corp.	21,969,621
111,321	Raytheon Co.	23,005,598
172,146	United Technologies Corp.	24,067,732
		116,602,780

	Air Freight & Logistics — 3.9%
95,454	FedEx Corp.	22,984,369
200,092	United Parcel Service, Inc., Class B	23,360,741
		46,345,110

	Auto Components — 1.5%
123,747	Lear Corp.	17,943,315

	Beverages — 1.8%
193,296	PepsiCo, Inc.	21,610,493

	Capital Markets — 9.1%
44,596	BlackRock, Inc.	21,019,433
132,688	CME Group, Inc.	22,584,824
295,793	Intercontinental Exchange, Inc.	22,151,938
105,606	S&P Global, Inc.	20,634,356
187,083	T. Rowe Price Group, Inc.	20,425,722
		106,816,273

	Chemicals — 2.0%
213,560	PPG Industries, Inc.	23,305,803

	Communications Equipment — 2.2%
130,087	F5 Networks, Inc. (a)	25,941,949

	Electrical Equipment — 4.2%
323,671	Emerson Electric Co.	24,786,725
130,908	Rockwell Automation, Inc.	24,547,868
		49,334,593

	Electronic Equipment, Instruments & Components — 2.0%
253,664	Amphenol Corp., Class A	23,849,489

	Entertainment — 2.0%
201,147	Walt Disney (The) Co.	23,522,130

	Food & Staples Retailing — 2.1%
102,536	Costco Wholesale Corp.	24,083,656

	Health Care Providers & Services — 6.3%
125,915	Cigna Corp.	26,221,799
70,555	Humana, Inc.	23,884,279
88,739	UnitedHealth Group, Inc.	23,608,123
		73,714,201

Shares	Description	Value

	Common Stocks (Continued)
	Hotels, Restaurants & Leisure — 1.5%
303,640	Las Vegas Sands Corp.	$18,014,961

	Household Durables — 2.1%
347,392	Garmin Ltd.	24,334,810

	Household Products — 2.0%
284,997	Procter & Gamble (The) Co.	23,720,300

	Industrial Conglomerates — 2.0%
111,037	3M Co.	23,396,606

	Insurance — 12.2%
520,764	Aflac, Inc.	24,512,361
240,032	Allstate (The) Corp.	23,691,158
318,566	Arthur J. Gallagher & Co.	23,714,053
256,329	Marsh & McLennan Cos., Inc.	21,203,535
415,028	Principal Financial Group, Inc.	24,316,491
374,796	Progressive (The) Corp.	26,625,508
		144,063,106

	IT Services — 8.1%
134,659	Accenture PLC, Class A	22,918,962
163,281	Automatic Data Processing, Inc.	24,599,915
108,480	Mastercard, Inc., Class A	24,148,733
159,042	Visa, Inc., Class A	23,870,614
		95,538,224

	Machinery — 4.2%
288,816	Fortive Corp.	24,318,307
244,269	Ingersoll-Rand PLC	24,988,719
		49,307,026

	Media — 1.9%
328,891	Omnicom Group, Inc.	22,371,166

	Oil, Gas & Consumable Fuels — 2.0%
211,124	Valero Energy Corp.	24,015,355

	Pharmaceuticals — 4.3%
600,696	Pfizer, Inc.	26,472,673
262,916	Zoetis, Inc.	24,072,589
		50,545,262

	Road & Rail — 2.2%
158,571	Union Pacific Corp.	25,820,116

	Software — 4.1%
104,162	Intuit, Inc.	23,686,439
211,007	Microsoft Corp.	24,132,870
		47,819,309

	Specialty Retail — 4.1%
110,759	Home Depot (The), Inc.	22,943,727
231,008	TJX (The) Cos., Inc.	25,877,516
		48,821,243

See Notes to Portfolio of Investments

First Trust Capital Strength ETF (FTCS)

Portfolio of Investments
March 31, 2018 (Unaudited)

Shares	Description	Value

	Common Stocks (Continued)
	Technology Hardware, Storage & Peripherals — 2.2%
117,130	Apple, Inc.	$26,440,926

	Total Investments — 99.9%	1,177,278,202
	(Cost $1,074,859,024) (b)
	Net Other Assets and Liabilities — 0.1%	1,509,773
	Net Assets — 100.0%	$1,178,787,975

(a)	Non-income producing security.
(b)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of September 30, 2018, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $116,294,134 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $13,874,956. The net unrealized appreciation was $102,419,178.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of September 30, 2018 is as follows (see Note 2A - Portfolio Valuation in the Notes to Portfolio of Investments):

Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs

	Level 1	Level 2	Level 3
Common Stocks*	$1,177,278,202	$—	$—

* See Portfolio of Investments for industry breakout.

See Notes to Portfolio of Investments

First Trust Value Line® Dividend Index Fund (FVD)

Portfolio of Investments
September 30, 2018 (Unaudited)

Shares	Description	Value

	Common Stocks — 99.8%
	Aerospace & Defense — 1.1%
69,520	Lockheed Martin Corp.	$24,051,139
167,222	United Technologies Corp.	23,379,308
		47,430,447

	Air Freight & Logistics — 1.1%
243,542	C.H. Robinson Worldwide, Inc.	23,847,632
200,021	United Parcel Service, Inc., Class B	23,352,452
		47,200,084

	Automobiles — 0.5%
189,260	Toyota Motor Corp., ADR	23,534,481

	Banks — 7.3%
289,554	Bank of Hawaii Corp.	22,848,706
280,523	Bank of Montreal	23,151,563
390,613	Bank of Nova Scotia (The)	23,292,253
463,064	BB&T Corp.	22,477,127
243,946	Canadian Imperial Bank of Commerce	22,874,816
201,063	JPMorgan Chase & Co.	22,687,949
137,920	M&T Bank Corp.	22,693,357
220,874	Park National Corp.	23,315,459
1,337,981	People’s United Financial, Inc.	22,906,235
166,139	PNC Financial Services Group (The), Inc.	22,626,470
291,342	Royal Bank of Canada	23,362,715
382,590	Toronto-Dominion (The) Bank	23,261,472
431,245	U.S. Bancorp	22,774,049
432,512	Wells Fargo & Co.	22,732,831
		321,005,002

	Beverages — 2.7%
259,289	Anheuser-Busch InBev S.A./N.V., ADR	22,705,938
509,406	Coca-Cola (The) Co.	23,529,463
167,175	Diageo PLC, ADR	23,683,682
996,941	Keurig Dr Pepper, Inc.	23,099,123
209,034	PepsiCo, Inc.	23,370,001
		116,388,207

	Biotechnology — 0.5%
113,263	Amgen, Inc.	23,478,287

	Capital Markets — 2.6%
448,125	Bank of New York Mellon (The) Corp.	22,849,893
48,675	BlackRock, Inc.	22,941,988
725,666	Franklin Resources, Inc.	22,067,503
211,484	T. Rowe Price Group, Inc.	23,089,823
516,460	Thomson Reuters Corp.	23,591,893
		114,541,100

	Chemicals — 2.1%
138,175	Air Products and Chemicals, Inc.	23,082,134

Shares	Description	Value

	Common Stocks (Continued)
	Chemicals (Continued)
344,103	DowDuPont, Inc.	$22,129,264
169,253	International Flavors & Fragrances, Inc.	23,546,477
143,095	Praxair, Inc.	22,999,659
		91,757,534

	Commercial Services & Supplies — 1.6%
706,866	ABM Industries, Inc.	22,796,429
318,296	Republic Services, Inc.	23,127,387
259,289	Waste Management, Inc.	23,429,354
		69,353,170

	Communications Equipment — 0.5%
484,482	Cisco Systems, Inc.	23,570,049

	Consumer Finance — 0.5%
297,746	Discover Financial Services	22,762,682

	Containers & Packaging — 1.1%
480,312	Bemis Co., Inc.	23,343,163
415,292	Sonoco Products Co.	23,048,706
		46,391,869

	Distributors — 0.5%
236,125	Genuine Parts Co.	23,470,825

	Diversified Telecommunication Services — 1.6%
692,068	AT&T, Inc.	23,239,644
645,256	TELUS Corp.	23,771,231
438,326	Verizon Communications, Inc.	23,402,225
		70,413,100

	Electric Utilities — 11.7%
310,873	ALLETE, Inc.	23,318,584
546,787	Alliant Energy Corp.	23,276,723
332,221	American Electric Power Co., Inc.	23,547,824
485,479	Avangrid, Inc.	23,269,008
294,793	Duke Energy Corp.	23,589,336
346,850	Edison International	23,474,808
400,132	El Paso Electric Co.	22,887,550
421,706	Evergy, Inc.	23,160,093
381,722	Eversource Energy	23,453,000
636,679	FirstEnergy Corp.	23,665,358
724,106	Fortis, Inc.	23,475,517
665,191	Hawaiian Electric Industries, Inc.	23,674,148
236,884	IDACORP, Inc.	23,505,999
365,831	MGE Energy, Inc.	23,358,309
139,023	NextEra Energy, Inc.	23,300,255
642,605	OGE Energy Corp.	23,339,414
489,944	Otter Tail Corp.	23,468,318
295,680	Pinnacle West Capital Corp.	23,411,942
514,995	Portland General Electric Co.	23,488,922
803,973	PPL Corp.	23,524,250

See Notes to Portfolio of Investments

First Trust Value Line® Dividend Index Fund (FVD)

Portfolio of Investments (Continued)
September 30, 2018 (Unaudited)

Shares	Description	Value

	Common Stocks (Continued)
	Electric Utilities (Continued)
535,436	Southern (The) Co.	$23,345,010
498,898	Xcel Energy, Inc.	23,552,975
		515,087,343

	Electrical Equipment — 2.6%
978,247	ABB Ltd., ADR	23,115,976
268,356	Eaton Corp. PLC	23,274,516
302,898	Emerson Electric Co.	23,195,929
173,030	Hubbell, Inc.	23,111,617
121,488	Rockwell Automation, Inc.	22,781,430
		115,479,468

	Electronic Equipment, Instruments & Components — 0.5%
259,088	TE Connectivity Ltd.	22,781,608

	Energy Equipment & Services — 0.5%
380,980	Schlumberger Ltd.	23,209,302

	Equity Real Estate Investment Trusts — 4.8%
160,317	American Tower Corp.	23,294,060
129,864	AvalonBay Communities, Inc.	23,524,864
355,035	Equity Residential	23,524,619
187,160	Federal Realty Investment Trust	23,670,125
233,217	Mid-America Apartment Communities, Inc.	23,363,679
116,224	Public Storage	23,434,245
418,103	Realty Income Corp.	23,785,880
132,839	Simon Property Group, Inc.	23,479,293
766,932	Washington Real Estate Investment Trust	23,506,466
		211,583,231

	Food & Staples Retailing — 1.6%
321,698	Sysco Corp.	23,564,379
325,048	Walgreens Boots Alliance, Inc.	23,695,999
247,246	Walmart, Inc.	23,218,872
		70,479,250

	Food Products — 5.2%
472,962	Archer-Daniels-Midland Co.	23,775,800
589,204	Campbell Soup Co.	21,582,542
638,243	Conagra Brands, Inc.	21,681,115
533,242	General Mills, Inc.	22,886,747
229,647	Hershey (The) Co.	23,423,994
588,909	Hormel Foods Corp.	23,203,014
215,893	J.M. Smucker (The) Co.	22,152,781
324,411	Kellogg Co.	22,715,258
415,220	Kraft Heinz (The) Co.	22,882,774
540,122	Mondelez International, Inc., Class A	23,203,641
		227,507,666

Shares	Description	Value

	Common Stocks (Continued)
	Gas Utilities — 3.7%
249,931	Atmos Energy Corp.	$23,471,020
507,965	New Jersey Resources Corp.	23,417,187
341,596	Northwest Natural Gas Co.	22,852,772
286,028	ONE Gas, Inc.	23,534,384
654,065	South Jersey Industries, Inc.	23,068,873
318,857	Spire, Inc.	23,451,932
429,269	UGI Corp.	23,815,844
		163,612,012

	Health Care Equipment & Supplies — 0.5%
237,385	Medtronic PLC	23,351,562

	Health Care Providers & Services — 0.5%
298,048	CVS Health Corp.	23,462,339

	Hotels, Restaurants & Leisure — 1.6%
159,095	Cracker Barrel Old Country Store, Inc.	23,407,647
143,709	McDonald’s Corp.	24,041,079
413,968	Starbucks Corp.	23,529,941
		70,978,667

	Household Durables — 0.5%
524,543	Leggett & Platt, Inc.	22,969,738

	Household Products — 2.1%
156,504	Clorox (The) Co.	23,539,766
345,427	Colgate-Palmolive Co.	23,126,338
205,898	Kimberly-Clark Corp.	23,398,249
278,490	Procter & Gamble (The) Co.	23,178,723
		93,243,076

	Industrial Conglomerates — 0.5%
109,911	3M Co.	23,159,347

	Insurance — 7.9%
491,990	Aflac, Inc.	23,157,969
312,283	Arthur J. Gallagher & Co.	23,246,347
564,134	Aspen Insurance Holdings Ltd.	23,580,801
225,873	Assurant, Inc.	24,382,990
408,998	Axis Capital Holdings Ltd.	23,603,275
171,195	Chubb Ltd.	22,878,500
303,171	Cincinnati Financial Corp.	23,286,564
504,368	CNA Financial Corp.	23,024,399
184,180	Erie Indemnity Co., Class A	23,488,475
102,594	Everest Re Group Ltd.	23,439,651
593,979	Fidelity National Financial, Inc.	23,373,074
463,977	Hartford Financial Services Group (The), Inc.	23,180,291
274,937	Marsh & McLennan Cos., Inc.	22,742,789
465,087	Mercury General Corp.	23,328,764
176,674	Travelers (The) Cos., Inc.	22,916,385
		349,630,274

See Notes to Portfolio of Investments

First Trust Value Line® Dividend Index Fund (FVD)

Portfolio of Investments (Continued)
September 30, 2018 (Unaudited)

Shares	Description	Value

	Common Stocks (Continued)
	IT Services — 1.6%
2,358,596	Infosys Ltd., ADR	$23,986,921
156,422	International Business Machines Corp.	23,652,571
314,840	Paychex, Inc.	23,187,966
		70,827,458

	Machinery — 2.1%
152,395	Caterpillar, Inc.	23,238,713
157,414	Cummins, Inc.	22,993,463
265,145	Dover Corp.	23,473,287
160,724	Illinois Tool Works, Inc.	22,681,371
		92,386,834

	Media — 2.1%
658,660	Comcast Corp., Class A	23,323,151
334,447	Omnicom Group, Inc.	22,749,085
1,213,448	Shaw Communications, Inc., Class B	23,650,101
313,114	WPP PLC, ADR	22,941,863
		92,664,200

	Multiline Retail — 0.6%
269,001	Target Corp.	23,728,578

	Multi-Utilities — 6.9%
368,069	Ameren Corp.	23,269,322
465,271	Avista Corp.	23,524,102
400,484	Black Hills Corp.	23,264,116
479,627	CMS Energy Corp.	23,501,723
306,335	Consolidated Edison, Inc.	23,339,664
334,874	Dominion Energy, Inc.	23,534,945
216,282	DTE Energy Co.	23,602,855
906,803	MDU Resources Group, Inc.	23,295,769
400,417	NorthWestern Corp.	23,488,461
450,880	Public Service Enterprise Group, Inc.	23,801,955
206,622	Sempra Energy	23,503,252
328,184	Vectren Corp.	23,461,874
352,159	WEC Energy Group, Inc.	23,510,135
		305,098,173

	Oil, Gas & Consumable Fuels — 2.7%
191,393	Chevron Corp.	23,403,536
270,992	Exxon Mobil Corp.	23,039,740
206,838	Phillips 66	23,314,779
334,068	Royal Dutch Shell PLC, Class B, ADR	23,695,443
366,056	TOTAL S.A., ADR	23,570,346
		117,023,844

	Personal Products — 0.5%
426,308	Unilever PLC, ADR	23,434,151

	Pharmaceuticals — 4.8%
381,042	Bristol-Myers Squibb Co.	23,655,087

Shares	Description	Value

	Common Stocks (Continued)
	Pharmaceuticals (Continued)
222,260	Eli Lilly & Co.	$23,850,720
583,779	GlaxoSmithKline PLC, ADR	23,450,402
167,069	Johnson & Johnson	23,083,924
331,566	Merck & Co., Inc.	23,521,292
275,160	Novartis AG, ADR	23,707,786
489,221	Novo Nordisk A/S, ADR	23,061,878
534,209	Pfizer, Inc.	23,542,591
540,742	Sanofi, ADR	24,154,945
		212,028,625

	Road & Rail — 0.5%
143,823	Union Pacific Corp.	23,418,699

	Semiconductors & Semiconductor Equipment — 2.6%
247,037	Analog Devices, Inc.	22,841,041
500,274	Intel Corp.	23,657,957
318,943	QUALCOMM, Inc.	22,973,464
522,786	Taiwan Semiconductor Manufacturing Co., Ltd., ADR	23,086,230
213,740	Texas Instruments, Inc.	22,932,165
		115,490,857

	Software — 0.5%
532,520	CA, Inc.	23,510,758

	Specialty Retail — 1.1%
112,827	Home Depot (The), Inc.	23,372,113
358,231	Williams-Sonoma, Inc.	23,542,941
		46,915,054

	Technology Hardware, Storage & Peripherals — 0.5%
744,311	Canon, Inc., ADR	23,557,443

	Textiles, Apparel & Luxury Goods — 0.6%
257,211	VF Corp.	24,036,368

	Thrifts & Mortgage Finance — 1.1%
1,830,581	Capitol Federal Financial, Inc.	23,321,602
1,320,652	Northwest Bancshares, Inc.	22,873,693
		46,195,295

	Tobacco — 1.6%
384,347	Altria Group, Inc.	23,179,968
506,438	British American Tobacco PLC, ADR	23,615,204
287,563	Philip Morris International, Inc.	23,447,887
		70,243,059

	Trading Companies & Distributors — 1.6%
406,727	Fastenal Co.	23,598,300
269,752	MSC Industrial Direct Co., Inc., Class A	23,767,849

See Notes to Portfolio of Investments

First Trust Value Line® Dividend Index Fund (FVD)

Portfolio of Investments (Continued)
September 30, 2018 (Unaudited)

Shares	Description	Value

	Common Stocks (Continued)
	Trading Companies & Distributors (Continued)
133,479	Watsco, Inc.	$23,772,610
		71,138,759

	Water Utilities — 0.5%
633,587	Aqua America, Inc.	23,379,360

	Total Investments — 99.8%	4,402,909,235
	(Cost $4,094,952,380) (a)
	Net Other Assets and Liabilities — 0.2%	7,907,698
	Net Assets — 100.0%	$4,410,816,933

(a)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of September 30, 2018, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $383,412,576 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $75,455,721. The net unrealized appreciation was $307,956,855.

ADR	-	American Depositary Receipt

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of September 30, 2018 is as follows (see Note 2A - Portfolio Valuation in the Notes to Portfolio of Investments):

Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs

	Level 1	Level 2	Level 3
Common Stocks*	$4,402,909,235	$—	$—

* See Portfolio of Investments for industry breakout.

See Notes to Portfolio of Investments

First Trust Value Line® 100 Exchange-Traded Fund (FVL)

Portfolio of Investments
September 30, 2018 (Unaudited)

Shares	Description	Value

	Common Stocks — 100.0%
	Aerospace & Defense — 1.0%
2,067	Huntington Ingalls Industries, Inc.	$529,317

	Air Freight & Logistics — 2.0%
2,049	FedEx Corp.	493,378
4,822	XPO Logistics, Inc. (a)	550,528
		1,043,906

	Auto Components — 0.9%
21,553	Gentex Corp.	462,527

	Banks — 2.0%
32,661	First Commonwealth Financial Corp.	527,148
7,526	SunTrust Banks, Inc.	502,662
		1,029,810

	Biotechnology — 1.0%
5,284	AbbVie, Inc.	499,761

	Building Products — 3.0%
11,467	Gibraltar Industries, Inc. (a)	522,895
7,179	Simpson Manufacturing Co., Inc.	520,191
13,852	Universal Forest Products, Inc.	489,391
		1,532,477

	Capital Markets — 3.0%
3,601	Ameriprise Financial, Inc.	531,724
7,707	LPL Financial Holdings, Inc.	497,178
5,575	Raymond James Financial, Inc.	513,179
		1,542,081

	Chemicals — 5.4%
5,206	Celanese Corp.	593,484
7,362	Methanex Corp.	582,334
35,808	Rayonier Advanced Materials, Inc.	659,942
6,941	Trinseo S.A.	543,480
5,345	Westlake Chemical Corp.	444,223
		2,823,463

	Commercial Services & Supplies — 1.0%
2,499	Cintas Corp.	494,327

	Communications Equipment — 1.0%
4,090	Motorola Solutions, Inc.	532,273

	Consumer Finance — 1.0%
19,124	Ally Financial, Inc.	505,830

	Containers & Packaging — 2.9%
4,737	Avery Dennison Corp.	513,254
9,856	International Paper Co.	484,422
4,410	Packaging Corp. of America	483,733
		1,481,409

	Electric Utilities — 1.0%
12,210	Exelon Corp.	533,089

Shares	Description	Value

	Common Stocks (Continued)
	Electronic Equipment, Instruments & Components — 6.1%
6,494	Arrow Electronics, Inc. (a)	$478,738
5,928	CDW Corp.	527,118
14,921	Insight Enterprises, Inc. (a)	807,077
24,189	Vishay Intertechnology, Inc.	492,246
4,761	Zebra Technologies Corp., Class A (a)	841,887
		3,147,066

	Entertainment — 1.1%
13,263	Marcus (The) Corp.	557,709

	Food & Staples Retailing — 1.0%
7,231	Sysco Corp.	529,671

	Food Products — 1.4%
7,403	Post Holdings, Inc. (a)	725,790

	Health Care Providers & Services — 4.9%
3,335	Cigna Corp.	694,514
6,837	Encompass Health Corp.	532,944
5,297	HCA Healthcare, Inc.	736,918
1,716	WellCare Health Plans, Inc. (a)	549,961
		2,514,337

	Hotels, Restaurants & Leisure — 3.9%
16,663	Boyd Gaming Corp.	564,042
15,100	Penn National Gaming, Inc. (a)	497,092
17,065	Scientific Games Corp. (a)	433,451
1,854	Vail Resorts, Inc.	508,775
		2,003,360

	Household Durables — 3.9%
12,658	D.R. Horton, Inc.	533,914
9,623	Lennar Corp., Class A	449,298
19,397	PulteGroup, Inc.	480,464
9,245	Sony Corp., ADR	560,709
		2,024,385

	Insurance — 3.2%
6,327	Allstate (The) Corp.	624,475
7,496	Progressive (The) Corp.	532,516
5,160	Prudential Financial, Inc.	522,811
		1,679,802

	IT Services — 5.0%
9,953	Black Knight, Inc. (a)	517,058
6,826	Cognizant Technology Solutions Corp., Class A	526,626
9,915	CoreLogic, Inc. (a)	489,900
6,519	Fiserv, Inc. (a)	537,035
2,672	WEX, Inc. (a)	536,431
		2,607,050

See Notes to Portfolio of Investments

First Trust Value Line® 100 Exchange-Traded Fund (FVL)

Portfolio of Investments (Continued)
September 30, 2018 (Unaudited)

Shares	Description	Value

	Common Stocks (Continued)
	Machinery — 8.2%
14,350	Allison Transmission Holdings, Inc.	$746,344
12,317	Columbus McKinnon Corp.	487,014
3,481	Deere & Co.	523,299
22,183	Meritor, Inc. (a)	429,463
6,596	Oshkosh Corp.	469,899
2,965	Parker-Hannifin Corp.	545,352
15,419	SPX Corp. (a)	513,607
3,482	Stanley Black & Decker, Inc.	509,904
		4,224,882

	Media — 3.4%
1,702	Charter Communications, Inc., Class A (a)	554,648
16,025	Comcast Corp., Class A	567,445
7,725	Nexstar Media Group, Inc., Class A	628,815
		1,750,908

	Metals & Mining — 5.0%
41,203	Century Aluminum Co. (a)	493,200
8,948	Materion Corp.	541,354
5,835	Reliance Steel & Aluminum Co.	497,667
19,656	Schnitzer Steel Industries, Inc., Class A	531,695
11,919	Steel Dynamics, Inc.	538,619
		2,602,535

	Multi-Utilities — 1.0%
8,273	Ameren Corp.	523,019

	Oil, Gas & Consumable Fuels — 8.2%
6,845	ConocoPhillips	529,803
11,785	Delek US Holdings, Inc.	500,037
4,220	Diamondback Energy, Inc.	570,502
33,744	Energy Transfer Equity, L.P. (b)	588,158
6,189	Marathon Petroleum Corp.	494,934
10,358	PBF Energy, Inc., Class A	516,968
4,649	Phillips 66	524,035
13,340	Suncor Energy, Inc.	516,125
		4,240,562

	Paper & Forest Products — 2.0%
13,585	Boise Cascade Co.	499,928
19,953	Louisiana-Pacific Corp.	528,555
		1,028,483

	Road & Rail — 1.0%
10,790	ArcBest Corp.	523,855

	Semiconductors & Semiconductor Equipment — 5.7%
15,211	Entegris, Inc.	440,359
9,889	Intel Corp.	467,651
5,054	KLA-Tencor Corp.	514,042
6,736	Microchip Technology, Inc.	531,538
12,732	Micron Technology, Inc. (a)	575,868

Shares	Description	Value

	Common Stocks (Continued)
	Semiconductors & Semiconductor Equipment (Continued)
24,263	ON Semiconductor Corp. (a)	$447,167
		2,976,625

	Specialty Retail — 3.9%
7,534	Asbury Automotive Group, Inc. (a)	517,963
6,512	Group 1 Automotive, Inc.	422,629
11,973	Penske Automotive Group, Inc.	567,400
4,808	TJX (The) Cos., Inc.	538,592
		2,046,584

	Technology Hardware, Storage & Peripherals — 0.8%
9,190	Seagate Technology PLC	435,147

	Trading Companies & Distributors — 4.1%
25,178	Aircastle Ltd.	551,650
11,448	Rush Enterprises, Inc., Class A	450,021
3,319	United Rentals, Inc. (a)	542,989
18,708	Univar, Inc. (a)	573,587
		2,118,247

	Wireless Telecommunication Services — 1.0%
23,624	Vodafone Group PLC, ADR	512,641

	Total Investments — 100.0%	51,782,928
	(Cost $51,712,730) (c)
	Net Other Assets and Liabilities — 0.0%	11,665
	Net Assets — 100.0%	$51,794,593

(a)	Non-income producing security.
(b)	Security is a Master Limited Partnership (“MLP”), which is taxed as a “C” corporation for federal income tax purposes.
(c)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of September 30, 2018, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $1,973,672 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $1,903,474. The net unrealized appreciation was $70,198.

ADR	-	American Depositary Receipt

See Notes to Portfolio of Investments

First Trust Value Line® 100 Exchange-Traded Fund (FVL)

Portfolio of Investments (Continued)
September 30, 2018 (Unaudited)

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of September 30, 2018 is as follows (see Note 2A - Portfolio Valuation in the Notes to Portfolio of Investments):

Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs

	Level 1	Level 2	Level 3
Common Stocks*	$51,782,928	$—	$—

* See Portfolio of Investments for industry breakout.

See Notes to Portfolio of Investments

First Trust Exchange-Traded Fund

Notes to Portfolio of Investments

September 30, 2018 (Unaudited)

1. Organization

First Trust Exchange-Traded Fund (the “Trust”) is an open-end management investment company organized as a Massachusetts business trust on August 8, 2003, and is registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended (the “1940 Act”).

The Trust currently consists of twenty-one exchange-traded funds. This report covers the eight funds (each a “Fund” and collectively, the “Funds”) listed below:

First Trust Dow Jones Select MicroCap Index Fund – (NYSE Arca, Inc. (“NYSE Arca”) ticker “FDM”)

First Trust Morningstar Dividend Leaders Index Fund – (NYSE Arca ticker “FDL”)

First Trust US Equity Opportunities ETF – (NYSE Arca ticker “FPX”)

First Trust NYSE Arca Biotechnology Index Fund – (NYSE Arca ticker “FBT”)

First Trust Dow Jones Internet Index Fund – (NYSE Arca ticker “FDN”)

First Trust Capital Strength ETF – (The Nasdaq Stock Market LLC (“Nasdaq”) ticker “FTCS”)

First Trust Value Line® Dividend Index Fund – (NYSE Arca ticker “FVD”)

First Trust Value Line® 100 Exchange-Traded Fund – (NYSE Arca ticker “FVL”)

The Funds are each considered an investment company and follow accounting and reporting guidance under Financial Accounting Standards Board Accounting Standards Codification Topic 946, “Financial Services-Investment Companies.”

2. Valuation and Investment Practices

A. Portfolio Valuation

Each Fund’s net asset value (“NAV”) is determined daily as of the close of regular trading on the New York Stock Exchange (“NYSE”), normally 4:00 p.m. Eastern time, on each day the NYSE is open for trading. If the NYSE closes early on a valuation day, the NAV is determined as of that time. Foreign securities are priced using data reflecting the earlier closing of the principal markets for those securities. Each Fund’s NAV is calculated by dividing the value of all assets of each Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of shares outstanding.

Each Fund’s investments are valued daily at market value or, in the absence of market value with respect to any portfolio securities, at fair value. Market value prices represent last sale or official closing prices from a national or foreign exchange (i.e., a regulated market) and are primarily obtained from third-party pricing services. Fair value prices represent any prices not considered market value prices and are either obtained from a third-party pricing service or are determined by the Pricing Committee of the Funds’ investment advisor, First Trust Advisors L.P. (“First Trust” or the “Advisor”), in accordance with valuation procedures adopted by the Trust’s Board of Trustees, and in accordance with provisions of the 1940 Act. Investments valued by the Advisor’s Pricing Committee, if any, are footnoted as such in the footnotes to the Portfolio of Investments. Each Fund’s investments are valued as follows:

Common stocks and other equity securities listed on any national or foreign exchange (excluding Nasdaq and the London Stock Exchange Alternative Investment Market (“AIM”)) are valued at the last sale price on the exchange on which they are principally traded or, for Nasdaq and AIM securities, the official closing price. Securities traded on more than one securities exchange are valued at the last sale price or official closing price, as applicable, at the close of the securities exchange representing the principal market for such securities.

Shares of open-end funds are valued at fair value which is based on NAV per share.

Securities traded in an over-the-counter market are fair valued at the mean of their most recent bid and asked price, if available, and otherwise at their closing bid price.

Overnight repurchase agreements are valued at amortized cost when it represents the best estimate of fair value.

Certain securities may not be able to be priced by pre-established pricing methods. Such securities may be valued by the Trust’s Board of Trustees or its delegate, the Advisor’s Pricing Committee, at fair value. These securities generally include, but are not limited to, restricted securities (securities which may not be publicly sold without registration under

First Trust Exchange-Traded Fund

Notes to Portfolio of Investments (Continued)

September 30, 2018 (Unaudited)

the Securities Act of 1933, as amended) for which a third-party pricing service is unable to provide a market price; securities whose trading has been formally suspended; a security whose market or fair value price is not available from a pre-established pricing source; a security with respect to which an event has occurred that is likely to materially affect the value of the security after the market has closed but before the calculation of a Fund’s NAV or make it difficult or impossible to obtain a reliable market quotation; and a security whose price, as provided by the third-party pricing service, does not reflect the security’s fair value. As a general principle, the current fair value of a security would appear to be the amount which the owner might reasonably expect to receive for the security upon its current sale. When fair value prices are used, generally they will differ from market quotations or official closing prices on the applicable exchanges. A variety of factors may be considered in determining the fair value of such securities, including, but not limited to, the following:

1) the type of security;

2) the size of the holding;

3) the initial cost of the security;

4) transactions in comparable securities;

5) price quotes from dealers and/or third-party pricing services;

6) relationships among various securities;

7) information obtained by contacting the issuer, analysts, or the appropriate stock exchange;

8) an analysis of the issuer’s financial statements; and

9) the existence of merger proposals or tender offers that might affect the value of the security.

In addition, differences between the prices used to calculate a Fund’s NAV and the prices used by such Fund’s corresponding index could result in a difference between a Fund’s performance and the performance of its underlying index.

The Funds are subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:

• Level 1 – Level 1 inputs are quoted prices in active markets for identical investments. An active market is a market in which transactions for the investment occur with sufficient frequency and volume to provide pricing information on an ongoing basis.

• Level 2 – Level 2 inputs are observable inputs, either directly or indirectly, and include the following:

ο Quoted prices for similar investments in active markets.

ο Quoted prices for identical or similar investments in markets that are non-active. A non-active market is a market where there are few transactions for the investment, the prices are not current, or price quotations vary substantially either over time or among market makers, or in which little information is released publicly.

ο Inputs other than quoted prices that are observable for the investment (for example, interest rates and yield curves observable at commonly quoted intervals, volatilities, prepayment speeds, loss severities, credit risks, and default rates).

ο Inputs that are derived principally from or corroborated by observable market data by correlation or other means.

• Level 3 – Level 3 inputs are unobservable inputs. Unobservable inputs may reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the investment.

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments. A summary of the inputs used to value each Fund’s investments as of September 30, 2018, is included with each Fund’s Portfolio of Investments.

B. Securities Transactions

Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the identified cost basis.

First Trust Exchange-Traded Fund

Notes to Portfolio of Investments (Continued)

September 30, 2018 (Unaudited)

C. Securities Lending

The Funds may lend securities representing up to 33 1/3% of the value of their total assets to broker-dealers, banks and other institutions to generate additional income. When a Fund loans its portfolio securities, it will receive, at the inception of each loan, collateral equal to at least 102% (for domestic securities) or 105% (for international securities) of the market value of the loaned securities. The collateral amount is valued at the beginning of each business day and is compared to the market value of the loaned securities from the prior business day to determine if additional collateral is required. If additional collateral is required, a request is sent to the borrower. Securities lending involves the risk that the Fund may lose money because the borrower of the Fund’s loaned securities fails to return the securities in a timely manner or at all. The Fund could also lose money in the event of (i) a decline in the value of the collateral provided for the loaned securities, (ii) a decline in the value of any investments made with cash collateral or (iii) an increase in the value of the loaned securities if the borrower does not increase the collateral accordingly and the borrower fails to return the securities. These events could also trigger adverse tax consequences for the Funds.

Under the Funds’ Securities Lending Agency Agreement, the securities lending agent will generally bear the risk that a borrower may default on its obligation to return loaned securities. Brown Brothers Harriman & Co. (“BBH”) acts as the Funds’ securities lending agent and is responsible for executing the lending of the portfolio securities to creditworthy borrowers. The Funds, however, will be responsible for the risks associated with the investment of cash collateral. A Fund may lose money on its investment of cash collateral, which may affect its ability to repay the collateral to the borrower without the use of other Fund assets. Each Fund that engages in securities lending receives compensation (net of any rebate and securities lending agent fees) for lending its securities. Compensation can be in the form of fees received from the securities lending agent or dividends or interest earned from the investment of cash collateral. The dividend and interest earned on the securities loaned is accounted for in the same manner as other dividend and interest income. At September 30, 2018, only FDM, FPX, FBT, and FDN had securities in the securities lending program.

In the event of a default by a borrower with respect to any loan, BBH will exercise any and all remedies provided under the applicable borrower agreement to make the Funds whole. These remedies include purchasing replacement securities by applying the collateral held from the defaulting broker against the purchase cost of the replacement securities. If, despite such efforts by BBH to exercise these remedies, a Fund sustains losses as a result of a borrower’s default, BBH will indemnify the Fund by purchasing replacement securities at its own expense, or paying the Fund an amount equal to the market value of the replacement securities, subject to certain limitations which are set forth in detail in the Securities Lending Agency Agreement between the Trust on behalf of the Funds and BBH.

D. Repurchase Agreements

Repurchase agreements involve the purchase of securities subject to the seller’s agreement to repurchase the securities at a mutually agreed upon date and price, under the terms of a Master Repurchase Agreement (“MRA”). During the term of a repurchase agreement, the value of the underlying securities held as collateral on behalf of a Fund, including accrued interest, is required to exceed the value of the repurchase agreement, including accrued interest. The underlying securities for all repurchase agreements are held at the Funds’ custodian or designated sub-custodians under tri-party repurchase agreements.

MRAs govern transactions between a Fund and select counterparties. The MRAs contain provisions for, among other things, initiation, income payments, events of default, and maintenance of collateral for repurchase agreements.

Repurchase agreements received for lending securities are collateralized by U.S. Treasury securities. The U.S. Treasury securities are held in a joint custody account at BBH on behalf of the Funds participating in the securities lending program. In the event the counterparty defaults on the repurchase agreement, the U.S. Treasury securities can either be maintained as part of a Fund’s portfolio or sold for cash. A Fund could suffer a loss to the extent that the proceeds from the sale of the underlying collateral held by the Fund are less than the repurchase price and the Fund’s costs associated with the delay and enforcement of the MRA.

While the Funds may invest in repurchase agreements, any repurchase agreements held by the Funds during the fiscal year-to-date period (January 1, 2018 through September 30, 2018) were received as collateral for lending securities.

Additional Information

First Trust Exchange-Traded Fund

September 30, 2018 (Unaudited)

Licensing Information

The “Dow Jones Internet Composite IndexSM” and “Dow Jones Select MicroCap IndexSM” are products of S&P Dow Jones Indices LLC (“SPDJI”), and have been licensed for use by First Trust on behalf of the First Trust Dow Jones Select MicroCap Index Fund and First Trust Dow Jones Internet Index Fund (the “Funds”). The Funds are not sponsored, endorsed, sold or promoted by SPDJI, Dow Jones Trademark Holdings LLC (“Dow Jones”) or their respective affiliates, and SPDJI, Dow Jones and their respective affiliates make no representation regarding the advisability of investing in the Funds.

Morningstar® is a service mark of Morningstar, Inc. and has been licensed for use by First Trust on behalf of the Fund. The Fund is not sponsored, endorsed, issued, sold or promoted by Morningstar, Inc., nor does this company make any representation regarding the advisability of investing in the Fund.

The First Trust US Equity Opportunities ETF is not sponsored, endorsed, sold or promoted by IPOX®. IPOX® makes no representation or warranty, express or implied, to the owners of the Fund or any member of the public regarding the advisability of trading in the Fund.

The NYSE Arca Biotechnology IndexSM is a trademark of NYSE Group, Inc. or its affiliates (“NYSE Group, Inc.”) and is licensed for use by First Trust. The Fund is not sponsored or endorsed by NYSE Group, Inc. NYSE Group, Inc. makes no representation or warranty, express or implied, to the owners of the Fund or any member of the public regarding the advisability of investing in the Fund or the ability of the Fund to track the performance of the various sectors represented in the stock market.

NASDAQ® and the Capital Strength IndexSM are trademarks (the “Marks”) of Nasdaq, Inc. (collectively with its affiliates, “NASDAQ”). The Marks are licensed for use by First Trust. The Fund has not been passed on by NASDAQ as to its legality or suitability. The Fund is not issued, endorsed, sold or promoted by NASDAQ. The Fund should not be construed in any way as investment advice by NASDAQ. NASDAQ MAKES NO WARRANTIES AND BEARS NO LIABILITY WITH RESPECT TO THE FUND.

Value Line® and SafetyTM are trademarks of Value Line, Inc. that are licensed to First Trust. The Fund is not sponsored, recommended, sold, or promoted by Value Line Publishing LLC, Value Line, Inc. or any of their affiliates.

First Trust NASDAQ-100 Equal Weighted Index Fund (QQEW)

Portfolio of Investments
September 30, 2018 (Unaudited)

Shares	Description	Value

	Common Stocks — 100.0%
	Airlines — 1.0%
134,043	American Airlines Group, Inc.	$5,539,997

	Automobiles — 0.9%
19,630	Tesla, Inc. (a) (b)	5,197,435

	Beverages — 1.9%
96,508	Monster Beverage Corp. (b)	5,624,486
50,678	PepsiCo, Inc.	5,665,801
		11,290,287

	Biotechnology — 10.4%
47,057	Alexion Pharmaceuticals, Inc. (b)	6,541,394
28,408	Amgen, Inc.	5,888,694
17,083	Biogen, Inc. (b)	6,035,595
58,792	BioMarin Pharmaceutical, Inc. (b)	5,701,060
66,390	Celgene Corp. (b)	5,941,241
77,650	Gilead Sciences, Inc.	5,995,356
86,658	Incyte Corp. (b)	5,986,335
14,903	Regeneron Pharmaceuticals, Inc. (b)	6,021,408
32,606	Shire PLC, ADR	5,910,490
32,405	Vertex Pharmaceuticals, Inc. (b)	6,245,740
		60,267,313

	Commercial Services & Supplies — 0.9%
27,570	Cintas Corp.	5,453,622

	Communications Equipment — 1.0%
121,321	Cisco Systems, Inc.	5,902,267

	Entertainment — 6.2%
72,333	Activision Blizzard, Inc.	6,017,382
50,426	Electronic Arts, Inc. (b)	6,075,829
26,867	NetEase, Inc., ADR	6,132,393
15,857	Netflix, Inc. (b)	5,932,579
43,938	Take-Two Interactive Software, Inc. (b)	6,063,005
65,401	Twenty-First Century Fox, Inc., Class A	3,030,028
66,044	Twenty-First Century Fox, Inc., Class B	3,026,136
		36,277,352

	Food & Staples Retailing — 2.0%
24,794	Costco Wholesale Corp.	5,823,615
80,663	Walgreens Boots Alliance, Inc.	5,880,332
		11,703,947

	Food Products — 1.9%
101,311	Kraft Heinz (The) Co.	5,583,249
132,613	Mondelez International, Inc., Class A	5,697,055
		11,280,304

Shares	Description	Value

	Common Stocks (Continued)
	Health Care Equipment & Supplies — 5.1%
15,321	Align Technology, Inc. (b)	$5,993,882
151,691	DENTSPLY SIRONA, Inc.	5,724,818
141,546	Hologic, Inc. (b)	5,800,555
24,002	IDEXX Laboratories, Inc. (b)	5,992,339
10,395	Intuitive Surgical, Inc. (b)	5,966,730
		29,478,324

	Health Care Providers & Services — 2.0%
61,478	Express Scripts Holding Co. (b)	5,841,025
67,658	Henry Schein, Inc. (b)	5,752,959
		11,593,984

	Health Care Technology — 1.0%
91,048	Cerner Corp. (b)	5,864,402

	Hotels, Restaurants & Leisure — 2.9%
44,475	Marriott International, Inc., Class A	5,872,034
101,699	Starbucks Corp.	5,780,571
42,601	Wynn Resorts Ltd.	5,412,883
		17,065,488

	Interactive Media & Services — 3.0%
2,466	Alphabet, Inc., Class A (b)	2,976,659
2,473	Alphabet, Inc., Class C (b)	2,951,451
25,323	Baidu, Inc., ADR (b)	5,790,864
35,501	Facebook, Inc., Class A (b)	5,838,495
		17,557,469

	Internet & Direct Marketing Retail — 8.0%
3,021	Amazon.com, Inc. (b)	6,051,063
2,987	Booking Holdings, Inc. (b)	5,926,208
147,516	Ctrip.com International Ltd., ADR (b)	5,483,170
171,459	eBay, Inc. (b)	5,661,576
43,310	Expedia Group, Inc.	5,651,089
220,189	JD.com, Inc., ADR (b)	5,744,731
18,082	MercadoLibre, Inc.	6,156,378
257,113	Qurate Retail, Inc. (b)	5,710,480
		46,384,695

	IT Services — 5.0%
38,834	Automatic Data Processing, Inc.	5,850,730
75,327	Cognizant Technology Solutions Corp., Class A	5,811,478
72,212	Fiserv, Inc. (b)	5,948,825
77,816	Paychex, Inc.	5,731,148
63,969	PayPal Holdings, Inc. (b)	5,619,037
		28,961,218

See Notes to Portfolio of Investments

First Trust NASDAQ-100 Equal Weighted Index Fund (QQEW)

Portfolio of Investments (Continued)
September 30, 2018 (Unaudited)

Shares	Description	Value

	Common Stocks (Continued)
	Leisure Products — 1.0%
54,386	Hasbro, Inc.	$5,717,056

	Life Sciences Tools & Services — 1.0%
16,300	Illumina, Inc. (b)	5,983,078

	Machinery — 1.0%
80,585	PACCAR, Inc.	5,495,091

	Media — 3.8%
17,648	Charter Communications, Inc., Class A (b)	5,751,130
154,991	Comcast Corp., Class A	5,488,231
100,165	Liberty Global PLC, Class A (b)	2,897,774
103,318	Liberty Global PLC, Class C (b)	2,909,435
835,710	Sirius XM Holdings, Inc. (a)	5,281,687
		22,328,257

	Multiline Retail — 1.0%
67,847	Dollar Tree, Inc. (b)	5,532,923

	Pharmaceuticals — 1.0%
150,016	Mylan N.V. (b)	5,490,586

	Professional Services — 1.0%
48,326	Verisk Analytics, Inc. (b)	5,825,699

	Road & Rail — 2.0%
79,208	CSX Corp.	5,865,352
49,743	J.B. Hunt Transport Services, Inc.	5,916,433
		11,781,785

	Semiconductors & Semiconductor Equipment — 14.8%
61,543	Analog Devices, Inc.	5,690,266
146,480	Applied Materials, Inc.	5,661,452
30,859	ASML Holding N.V.	5,802,109
23,614	Broadcom, Inc.	5,826,282
124,329	Intel Corp.	5,879,518
55,413	KLA-Tencor Corp.	5,636,056
37,396	Lam Research Corp.	5,672,973
98,079	Maxim Integrated Products, Inc.	5,530,675
70,347	Microchip Technology, Inc.	5,551,082
129,682	Micron Technology, Inc. (b)	5,865,517
21,872	NVIDIA Corp.	6,146,470
79,058	QUALCOMM, Inc.	5,694,548
63,489	Skyworks Solutions, Inc.	5,759,087
52,736	Texas Instruments, Inc.	5,658,045
73,776	Xilinx, Inc.	5,914,622
		86,288,702

	Software — 11.2%
22,156	Adobe Systems, Inc. (b)	5,981,012
38,304	Autodesk, Inc. (b)	5,979,637
132,568	CA, Inc.	5,852,877
128,021	Cadence Design Systems, Inc. (b)	5,801,912

Shares	Description	Value

	Common Stocks (Continued)
	Software (Continued)
49,409	Check Point Software Technologies Ltd. (b)	$5,813,957
52,841	Citrix Systems, Inc. (b)	5,873,806
26,311	Intuit, Inc.	5,983,121
51,135	Microsoft Corp.	5,848,310
279,503	Symantec Corp.	5,947,824
58,662	Synopsys, Inc. (b)	5,784,660
41,509	Workday, Inc., Class A (b)	6,059,484
		64,926,600

	Specialty Retail — 3.0%
16,999	O’Reilly Automotive, Inc. (b)	5,904,093
59,957	Ross Stores, Inc.	5,941,739
20,443	Ulta Beauty, Inc. (b)	5,767,379
		17,613,211

	Technology Hardware, Storage & Peripherals — 3.0%
26,617	Apple, Inc.	6,008,522
119,296	Seagate Technology PLC	5,648,666
97,101	Western Digital Corp.	5,684,292
		17,341,480

	Trading Companies & Distributors — 1.0%
99,280	Fastenal Co.	5,760,226

	Wireless Telecommunication Services — 2.0%
84,052	T-Mobile US, Inc. (b)	5,898,769
258,593	Vodafone Group PLC, ADR	5,611,468
		11,510,237

	Total Common Stocks — 100.0%	581,413,035
	(Cost $473,490,986)

	Money Market Funds — 0.2%
966,091	Goldman Sachs Financial Square Treasury Obligations Fund -Institutional Class - 2.08% (c) (d)	966,091
	(Cost $966,091)

Principal Value	Description	Value

	Repurchase Agreements — 1.0%
$1,061,112	BNP Paribas S.A., 2.24% (c), dated 09/28/18, due 10/01/18, with a maturity value of $1,061,310. Collateralized by U.S. Treasury Notes, interest rates of 2.625% to 3.500%, due 02/15/19 to 11/15/20. The value of the collateral including accrued interest is $1,082,704. (d)	1,061,112

See Notes to Portfolio of Investments

First Trust NASDAQ-100 Equal Weighted Index Fund (QQEW)

Portfolio of Investments (Continued)
September 30, 2018 (Unaudited)

Principal Value	Description	Value

	Repurchase Agreements (Continued)
$4,958,100	JPMorgan Chase & Co., 2.15% (c), dated 09/28/18, due 10/01/18, with a maturity value of $4,958,989. Collateralized by U.S. Treasury Note, interest rate of 1.375%, due 08/31/23. The value of the collateral including accrued interest is $5,063,392. (d)	$4,958,100

	Total Repurchase Agreements — 1.0%	6,019,212
	(Cost $6,019,212)

	Total Investments — 101.2%	588,398,338
	(Cost $480,476,289) (e)
	Net Other Assets and Liabilities — (1.2)%	(6,722,347)

	Net Assets — 100.0%	$581,675,991

(a)	All or a portion of this security is on loan (see Note 2C - Securities Lending in the Notes to Portfolio of Investments). The aggregate value of such securities is $6,082,663 and the total value of the collateral held by the Fund is $6,985,303.
(b)	Non-income producing security.
(c)	Rate shown reflects yield as of September 30, 2018.
(d)	This security serves as collateral for securities on loan.
(e)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of September 30, 2018, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $129,383,430 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $21,461,381. The net unrealized appreciation was $107,922,049.

ADR	-	American Depositary Receipt

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of September 30, 2018 is as follows (see Note 2A - Portfolio Valuation in the Notes to Portfolio of Investments):

Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs

	Level 1	Level 2	Level 3
Common Stocks*	$581,413,035	$—	$—
Money Market Funds	966,091	—	—
Repurchase Agreements	—	6,019,212	—
Total Investments	$582,379,126	$6,019,212	$—

* See Portfolio of Investments for industry breakout.

See Notes to Portfolio of Investments

First Trust NASDAQ-100-Technology Sector Index Fund (QTEC)

Portfolio of Investments
September 30, 2018 (Unaudited)

Shares	Description	Value

	Common Stocks — 100.0%
	Communications Equipment — 2.8%
1,513,187	Cisco Systems, Inc.	$73,616,548

	Entertainment — 2.9%
336,304	NetEase, Inc., ADR	76,761,388

	Health Care Technology — 2.8%
1,135,950	Cerner Corp. (a)	73,166,539

	Interactive Media & Services — 8.4%
30,716	Alphabet, Inc., Class A (a)	37,076,669
30,826	Alphabet, Inc., Class C (a)	36,789,906
316,149	Baidu, Inc., ADR (a)	72,296,953
442,138	Facebook, Inc., Class A (a)	72,714,016
		218,877,544

	IT Services — 2.8%
939,644	Cognizant Technology Solutions Corp., Class A	72,493,535

	Semiconductors & Semiconductor Equipment — 41.1%
767,673	Analog Devices, Inc.	70,979,046
1,828,634	Applied Materials, Inc.	70,676,704
384,920	ASML Holding N.V.	72,372,658
294,837	Broadcom, Inc.	72,745,133
1,551,198	Intel Corp.	73,356,153
692,060	KLA-Tencor Corp.	70,389,423
466,543	Lam Research Corp.	70,774,573
1,222,891	Maxim Integrated Products, Inc.	68,958,824
877,724	Microchip Technology, Inc.	69,261,201
1,625,376	Micron Technology, Inc. (a)	73,515,756
272,840	NVIDIA Corp.	76,673,497
986,190	QUALCOMM, Inc.	71,035,266
791,913	Skyworks Solutions, Inc.	71,834,428
657,243	Texas Instruments, Inc.	70,515,601
919,597	Xilinx, Inc.	73,724,092
		1,076,812,355

	Software — 30.9%
276,363	Adobe Systems, Inc. (a)	74,604,192
477,470	Autodesk, Inc. (a)	74,537,841
1,653,653	CA, Inc.	73,008,780
1,596,053	Cadence Design Systems, Inc. (a)	72,333,122
616,619	Check Point Software Technologies Ltd. (a)	72,557,558
658,945	Citrix Systems, Inc. (a)	73,248,326
327,947	Intuit, Inc.	74,575,148
637,611	Microsoft Corp.	72,923,570
3,487,082	Symantec Corp.	74,205,105
731,523	Synopsys, Inc. (a)	72,135,483
517,507	Workday, Inc., Class A (a)	75,545,672
		809,674,797

Shares	Description	Value

	Common Stocks (Continued)
	Technology Hardware, Storage & Peripherals — 8.3%
332,056	Apple, Inc.	$74,958,321
1,489,979	Seagate Technology PLC	70,550,506
1,213,318	Western Digital Corp.	71,027,636
		216,536,463

	Total Investments — 100.0%	2,617,939,169
	(Cost $2,168,312,610) (b)
	Net Other Assets and Liabilities — 0.0%	829,289
	Net Assets — 100.0%	$2,618,768,458

(a)	Non-income producing security.
(b)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of September 30, 2018, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $491,534,580 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $41,908,021. The net unrealized appreciation was $449,626,559.

ADR	-	American Depositary Receipt

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of September 30, 2018 is as follows (see Note 2A - Portfolio Valuation in the Notes to Portfolio of Investments):

Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs

	Level 1	Level 2	Level 3
Common Stocks*	$2,617,939,169	$—	$—

* See Portfolio of Investments for industry breakout.

See Notes to Portfolio of Investments

First Trust NASDAQ-100 Ex-Technology Sector Index Fund (QQXT)

Portfolio of Investments
September 30, 2018 (Unaudited)

Shares	Description	Value

	Common Stocks (a) — 100.0%
	Airlines — 1.5%
34,462	American Airlines Group, Inc.	$1,424,315

	Automobiles — 1.4%
5,058	Tesla, Inc. (b) (c)	1,339,207

	Beverages — 3.0%
24,787	Monster Beverage Corp. (b)	1,444,586
13,020	PepsiCo, Inc.	1,455,636
		2,900,222

	Biotechnology — 16.2%
12,094	Alexion Pharmaceuticals, Inc. (b)	1,681,187
7,300	Amgen, Inc.	1,513,217
4,390	Biogen, Inc. (b)	1,551,031
15,114	BioMarin Pharmaceutical, Inc. (b)	1,465,605
17,065	Celgene Corp. (b)	1,527,147
19,949	Gilead Sciences, Inc.	1,540,262
22,282	Incyte Corp. (b)	1,539,240
3,830	Regeneron Pharmaceuticals, Inc. (b)	1,547,473
8,377	Shire PLC, ADR	1,518,499
8,313	Vertex Pharmaceuticals, Inc. (b)	1,602,248
		15,485,909

	Commercial Services & Supplies — 1.5%
7,080	Cintas Corp.	1,400,495

	Entertainment — 8.1%
18,592	Activision Blizzard, Inc.	1,546,668
12,959	Electronic Arts, Inc. (b)	1,561,430
4,078	Netflix, Inc. (b)	1,525,702
11,293	Take-Two Interactive Software, Inc. (b)	1,558,321
16,805	Twenty-First Century Fox, Inc., Class A	778,576
16,968	Twenty-First Century Fox, Inc., Class B	777,474
		7,748,171

	Food & Staples Retailing — 3.2%
6,371	Costco Wholesale Corp.	1,496,421
20,738	Walgreens Boots Alliance, Inc.	1,511,800
		3,008,221

	Food Products — 3.0%
26,042	Kraft Heinz (The) Co.	1,435,175
34,071	Mondelez International, Inc., Class A	1,463,690
		2,898,865

	Health Care Equipment & Supplies — 7.9%
3,933	Align Technology, Inc. (b)	1,538,668
38,962	DENTSPLY SIRONA, Inc.	1,470,426
36,357	Hologic, Inc. (b)	1,489,910
6,164	IDEXX Laboratories, Inc. (b)	1,538,904

Shares	Description	Value

	Common Stocks (a) (Continued)
	Health Care Equipment & Supplies (Continued)
2,671	Intuitive Surgical, Inc. (b)	$1,533,154
		7,571,062

	Health Care Providers & Services — 3.1%
15,802	Express Scripts Holding Co. (b)	1,501,348
17,403	Henry Schein, Inc. (b)	1,479,777
		2,981,125

	Hotels, Restaurants & Leisure — 4.6%
11,430	Marriott International, Inc., Class A	1,509,103
26,129	Starbucks Corp.	1,485,172
10,933	Wynn Resorts Ltd.	1,389,147
		4,383,422

	Internet & Direct Marketing Retail — 12.5%
776	Amazon.com, Inc. (b)	1,554,328
767	Booking Holdings, Inc. (b)	1,521,728
37,909	Ctrip.com International Ltd., ADR (b)	1,409,078
44,045	eBay, Inc. (b)	1,454,366
11,128	Expedia Group, Inc.	1,451,981
56,555	JD.com, Inc., ADR (b)	1,475,520
4,638	MercadoLibre, Inc.	1,579,100
66,058	Qurate Retail, Inc. (b)	1,467,148
		11,913,249

	IT Services — 6.2%
9,974	Automatic Data Processing, Inc.	1,502,683
18,546	Fiserv, Inc. (b)	1,527,819
19,982	Paychex, Inc.	1,471,674
16,428	PayPal Holdings, Inc. (b)	1,443,036
		5,945,212

	Leisure Products — 1.5%
13,977	Hasbro, Inc.	1,469,262

	Life Sciences Tools & Services — 1.6%
4,188	Illumina, Inc. (b)	1,537,247

	Machinery — 1.5%
20,710	PACCAR, Inc.	1,412,215

	Media — 6.0%
4,538	Charter Communications, Inc., Class A (b)	1,478,843
39,841	Comcast Corp., Class A	1,410,770
25,761	Liberty Global PLC, Class A (b)	745,266
26,573	Liberty Global PLC, Class C (b)	748,296

See Notes to Portfolio of Investments

First Trust NASDAQ-100 Ex-Technology Sector Index Fund (QQXT)

Portfolio of Investments (Continued)
September 30, 2018 (Unaudited)

Shares	Description	Value

	Common Stocks (a) (Continued)
	Media (Continued)
214,711	Sirius XM Holdings, Inc.	$1,356,973
		5,740,148

	Multiline Retail — 1.5%
17,433	Dollar Tree, Inc. (b)	1,421,661

	Pharmaceuticals — 1.5%
38,522	Mylan N.V. (b)	1,409,905

	Professional Services — 1.6%
12,407	Verisk Analytics, Inc. (b)	1,495,664

	Road & Rail — 3.2%
20,358	CSX Corp.	1,507,510
12,793	J.B. Hunt Transport Services, Inc.	1,521,599
		3,029,109

	Specialty Retail — 4.7%
4,367	O’Reilly Automotive, Inc. (b)	1,516,747
15,411	Ross Stores, Inc.	1,527,230
5,250	Ulta Beauty, Inc. (b)	1,481,130
		4,525,107

	Trading Companies & Distributors — 1.6%
25,520	Fastenal Co.	1,480,670

	Wireless Telecommunication Services — 3.1%
21,603	T-Mobile US, Inc. (b)	1,516,099
66,487	Vodafone Group PLC, ADR	1,442,768
		2,958,867

	Total Common Stocks — 100.0%	95,479,330
	(Cost $80,437,663)

	Money Market Funds — 0.3%
196,216	Goldman Sachs Financial Square Treasury Obligations Fund - Institutional Class - 2.08% (d) (e)	196,216
117,065	Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class - 1.93% (d)	117,065
	Total Money Market Funds — 0.3%	313,281
	(Cost $313,281)

Principal Value	Description	Value

	Repurchase Agreements — 1.3%
$215,514	BNP Paribas S.A., 2.24% (d), dated 09/28/18, due 10/01/18, with a maturity value of $215,555. Collateralized by U.S. Treasury Notes, interest rates of 2.625% to 3.500%, due 02/15/19 to 11/15/20. The value of the collateral including accrued interest is $219,900. (e)	$215,514
1,007,003	JPMorgan Chase & Co., 2.15% (d), dated 09/28/18, due 10/01/18, with a maturity value of $1,007,183. Collateralized by U.S. Treasury Note, interest rate of 1.375%, due 08/31/23. The value of the collateral including accrued interest is $1,028,388. (e)	1,007,003

	Total Repurchase Agreements — 1.3%	1,222,517
	(Cost $1,222,517)

	Total Investments — 101.6%	97,015,128
	(Cost $81,973,461) (f)
	Net Other Assets and Liabilities — (1.6)%	(1,488,932)
	Net Assets — 100.0%	$95,526,196

(a)	The industry allocation is based on Standard & Poor’s Global Industry Classification Standard (GICS), and is different than the industry sector classification system used by the Index to select securities, which is the Industry Classification Benchmark (ICB) system, which is maintained by FTSE International Limited.
(b)	Non-income producing security.
(c)	All or a portion of this security is on loan (see Note 2C - Securities Lending in the Notes to Portfolio of Investments). The aggregate value of such securities is $1,197,290 and the total value of the collateral held by the Fund is $1,418,733.
(d)	Rate shown reflects yield as of September 30, 2018.
(e)	This security serves as collateral for securities on loan.
(f)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of September 30, 2018, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $20,473,225 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $5,431,558. The net unrealized appreciation was $15,041,667.

ADR	-	American Depositary Receipt

See Notes to Portfolio of Investments

First Trust NASDAQ-100 Ex-Technology Sector Index Fund (QQXT)

Portfolio of Investments (Continued)
September 30, 2018 (Unaudited)

Valuation Inputs

A summary of the inputs used to value the Fund’s investments as of September 30, 2018 is as follows (see Note 2A - Portfolio Valuation in the Notes to Portfolio of Investments):

Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs

	Level 1	Level 2	Level 3
Common Stocks*	$95,479,330	$—	$—
Money Market Funds	313,281	—	—
Repurchase Agreements	—	1,222,517	—
Total Investments	$95,792,611	$1,222,517	$—

* See Portfolio of Investments for industry breakout.

See Notes to Portfolio of Investments

First Trust NASDAQ® Clean Edge® Green Energy Index Fund (QCLN)

Portfolio of Investments
September 30, 2018 (Unaudited)

Shares	Description	Value

	Common Stocks — 99.9%
	Aerospace & Defense — 5.3%
72,545	Hexcel Corp.	$4,864,142

	Automobiles — 7.4%
25,390	Tesla, Inc. (a) (b)	6,722,510

	Chemicals — 10.5%
80,183	Albemarle Corp.	8,000,660
35,244	Sociedad Quimica y Minera de Chile S.A., ADR (a)	1,611,356
		9,612,016

	Construction & Engineering — 0.4%
25,688	Ameresco, Inc., Class A (b)	350,641

	Electrical Equipment — 15.5%
33,306	Acuity Brands, Inc.	5,235,703
165,522	Ballard Power Systems, Inc. (a) (b)	711,745
38,995	EnerSys	3,397,634
97,919	Enphase Energy, Inc. (a) (b)	474,907
198,852	Plug Power, Inc. (a) (b)	381,796
102,677	Sunrun, Inc. (b)	1,277,302
31,858	TPI Composites, Inc. (b)	909,546
26,071	Vicor Corp. (b)	1,199,266
109,796	Vivint Solar, Inc. (a) (b)	570,939
		14,158,838

	Electronic Equipment, Instruments & Components — 9.5%
156,211	AVX Corp.	2,819,609
36,382	Itron, Inc. (b)	2,335,724
17,130	Littelfuse, Inc.	3,389,856
42,350	Maxwell Technologies, Inc. (a) (b)	147,801
		8,692,990

	Independent Power and Renewable Electricity Producers — 17.4%
92,779	Atlantica Yield PLC	1,909,392
124,457	Brookfield Renewable Partners, L.P. (c)	3,763,580
63,999	Clearway Energy, Inc., Class C	1,231,981
50,282	NextEra Energy Partners, L.P. (c)	2,438,677
46,872	Ormat Technologies, Inc.	2,536,244
90,815	Pattern Energy Group, Inc., Class A	1,804,494
193,544	TerraForm Power, Inc., Class A	2,235,433
		15,919,801

	Mortgage Real Estate Investment Trusts — 1.2%
50,030	Hannon Armstrong Sustainable Infrastructure Capital, Inc.	1,074,144

	Oil, Gas & Consumable Fuels — 1.1%
34,493	Renewable Energy Group, Inc. (b)	993,398

Shares	Description	Value

	Common Stocks (Continued)
	Semiconductors & Semiconductor Equipment — 31.6%
36,210	Advanced Energy Industries, Inc. (b)	$1,870,247
54,234	Canadian Solar, Inc. (a) (b)	786,393
79,600	Cree, Inc. (b)	3,014,452
8,548	Daqo New Energy Corp., ADR (b)	223,188
73,532	First Solar, Inc. (b)	3,560,419
90,128	Integrated Device Technology, Inc. (b)	4,236,917
26,413	JinkoSolar Holding Co., Ltd., ADR (a) (b)	284,468
353,292	ON Semiconductor Corp. (b)	6,511,172
27,225	Power Integrations, Inc.	1,720,620
42,121	SolarEdge Technologies, Inc. (b)	1,585,856
130,528	SunPower Corp. (a) (b)	952,854
31,287	Universal Display Corp. (a)	3,688,737
45,170	Veeco Instruments, Inc. (b)	462,993
		28,898,316

	Total Common Stocks — 99.9%	91,286,796
	(Cost $81,298,430)

	Money Market Funds — 1.8%
1,676,403	Goldman Sachs Financial Square Treasury Obligations Fund - Institutional Class - 2.08% (d) (e)	1,676,403
	(Cost $1,676,403)

Principal Value	Description	Value

	Repurchase Agreements — 11.4%
$1,841,288	BNP Paribas S.A., 2.24% (d), dated 09/28/18, due 10/01/18, with a maturity value of $1,841,631. Collateralized by U.S. Treasury Notes, interest rates of 2.625% to 3.500%, due 02/15/19 to 11/15/20. The value of the collateral including accrued interest is $1,878,755. (e)	1,841,288
8,603,512	JPMorgan Chase & Co., 2.15% (d), dated 09/28/18, due 10/01/18, with a maturity value of $8,605,054. Collateralized by U.S. Treasury Note, interest rate of 1.375%, due 08/31/23. The value of the collateral including accrued interest is $8,786,219. (e)	8,603,512
	Total Repurchase Agreements — 11.4%	10,444,800
	(Cost $10,444,800)

See Notes to Portfolio of Investments

First Trust NASDAQ® Clean Edge® Green Energy Index Fund (QCLN)

Portfolio of Investments (Continued)
September 30, 2018 (Unaudited)

Description	Value

Total Investments — 113.1%	$103,407,999
(Cost $93,419,633) (f)
Net Other Assets and Liabilities — (13.1)%	(11,978,400)
Net Assets — 100.0%	$91,429,599

(a)	All or a portion of this security is on loan (see Note 2C - Securities Lending in the Notes to Portfolio of Investments). The aggregate value of such securities is $10,883,430 and the total value of the collateral held by the Fund is $12,121,203.
(b)	Non-income producing security.
(c)	Security is a Master Limited Partnership (“MLP”), which is taxed as a “C” corporation for federal income tax purposes.
(d)	Rate shown reflects yield as of September 30, 2018.
(e)	This security serves as collateral for securities on loan.
(f)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of September 30, 2018, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $14,638,080 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $4,649,714. The net unrealized appreciation was $9,988,366.

ADR	-	American Depositary Receipt

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of September 30, 2018 is as follows (see Note 2A - Portfolio Valuation in the Notes to Portfolio of Investments):

Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs

	Level 1	Level 2	Level 3
Common Stocks*	$91,286,796	$—	$—
Money Market Funds	1,676,403	—	—
Repurchase Agreements	—	10,444,800	—
Total Investments	$92,963,199	$10,444,800	$—

* See Portfolio of Investments for industry breakout.

See Notes to Portfolio of Investments

First Trust S&P REIT Index Fund (FRI)

Portfolio of Investments
September 30, 2018 (Unaudited)

Shares	Description	Value

	Common Stocks — 99.1%
	Diversified REITs — 5.8%
5,607	American Assets Trust, Inc.	$209,085
72,699	Colony Capital, Inc.	442,737
20,081	Empire State Realty Trust, Inc., Class A	333,545
39,664	Forest City Realty Trust, Inc., Class A	995,170
4,255	Gladstone Commercial Corp.	81,483
10,584	Global Net Lease, Inc.	220,676
31,692	Lexington Realty Trust	263,043
21,941	Liberty Property Trust	927,007
2,146	One Liberty Properties, Inc.	59,616
2,964	PS Business Parks, Inc.	376,695
27,157	STORE Capital Corp.	754,693
143,614	VEREIT, Inc.	1,042,638
11,678	Washington Real Estate Investment Trust	357,931
15,915	WP Carey, Inc.	1,023,494
		7,087,813

	Health Care REITs — 11.9%
12,019	CareTrust REIT, Inc.	212,856
2,565	Community Healthcare Trust, Inc.	79,464
2,826	Global Medical REIT, Inc.	26,621
69,740	HCP, Inc.	1,835,557
18,588	Healthcare Realty Trust, Inc.	543,885
30,806	Healthcare Trust of America, Inc., Class A	821,596
5,882	LTC Properties, Inc.	259,455
4,732	MedEquities Realty Trust, Inc.	45,995
54,158	Medical Properties Trust, Inc.	807,496
6,261	National Health Investors, Inc.	473,269
12,195	New Senior Investment Group, Inc.	71,950
29,737	Omega Healthcare Investors, Inc.	974,482
27,023	Physicians Realty Trust	455,608
26,466	Sabra Health Care REIT, Inc.	611,894
35,276	Senior Housing Properties Trust	619,446
1,877	Universal Health Realty Income Trust	139,668
52,908	Ventas, Inc.	2,877,137
55,224	Welltower, Inc.	3,552,008
		14,408,387

	Hotel & Resort REITs — 7.4%
32,140	Apple Hospitality REIT, Inc.	562,128
12,589	Ashford Hospitality Trust, Inc.	80,444
4,534	Braemar Hotels & Resorts, Inc.	53,365
6,812	Chatham Lodging Trust	142,303
8,966	Chesapeake Lodging Trust	287,540
30,850	DiamondRock Hospitality Co.	360,019
5,377	Hersha Hospitality Trust	121,896
24,396	Hospitality Properties Trust	703,581
110,092	Host Hotels & Resorts, Inc.	2,322,941
16,386	LaSalle Hotel Properties	566,792
29,863	Park Hotels & Resorts, Inc.	980,104
10,246	Pebblebrook Hotel Trust	372,647
26,023	RLJ Lodging Trust	573,287

Shares	Description	Value

	Common Stocks (Continued)
	Hotel & Resort REITs (Continued)
7,619	Ryman Hospitality Properties, Inc.	$656,529
15,550	Summit Hotel Properties, Inc.	210,391
33,880	Sunstone Hotel Investors, Inc.	554,277
16,614	Xenia Hotels & Resorts, Inc.	393,752
		8,941,996

	Industrial REITs — 9.3%
8,518	Americold Realty Trust	213,121
53,033	Duke Realty Corp.	1,504,546
5,305	EastGroup Properties, Inc.	507,264
18,700	First Industrial Realty Trust, Inc.	587,180
23,869	Gramercy Property Trust	654,965
2,991	Industrial Logistics Properties Trust	68,823
947	Innovative Industrial Properties, Inc.	45,683
11,942	Monmouth Real Estate Investment Corp.	199,670
93,443	Prologis, Inc.	6,334,501
13,553	Rexford Industrial Realty, Inc.	433,154
15,505	STAG Industrial, Inc.	426,388
8,673	Terreno Realty Corp.	326,972
		11,302,267

	Office REITs — 13.6%
15,698	Alexandria Real Estate Equities, Inc.	1,974,651
22,924	Boston Properties, Inc.	2,821,715
26,511	Brandywine Realty Trust	416,753
5,362	City Office REIT, Inc.	67,669
17,513	Columbia Property Trust, Inc.	414,007
15,330	Corporate Office Properties Trust	457,294
62,402	Cousins Properties, Inc.	554,754
23,963	Douglas Emmett, Inc.	903,884
8,964	Easterly Government Properties, Inc.	173,633
18,034	Equity Commonwealth (a)	578,711
15,917	Franklin Street Properties Corp.	127,177
14,718	Government Properties Income Trust	166,166
15,356	Highwoods Properties, Inc.	725,725
23,260	Hudson Pacific Properties, Inc.	761,067
16,074	JBG SMITH Properties	592,005
14,939	Kilroy Realty Corp.	1,070,977
13,405	Mack-Cali Realty Corp.	284,990
7,395	NorthStar Realty Europe Corp.	104,713
30,703	Paramount Group, Inc.	463,308
19,056	Piedmont Office Realty Trust, Inc., Class A	360,730
9,566	Select Income REIT	209,878
12,848	SL Green Realty Corp.	1,253,066
7,539	Tier REIT, Inc.	181,690
25,698	Vornado Realty Trust	1,875,954
		16,540,517

	Residential REITs — 17.5%
20,339	American Campus Communities, Inc.	837,153
38,146	American Homes 4 Rent, Class A	835,016
23,355	Apartment Investment & Management Co., Class A	1,030,656

See Notes to Portfolio of Investments

First Trust S&P REIT Index Fund (FRI)

Portfolio of Investments (Continued)
September 30, 2018 (Unaudited)

Shares	Description	Value

	Common Stocks (Continued)
	Residential REITs (Continued)
20,518	AvalonBay Communities, Inc.	$3,716,836
3,512	Bluerock Residential Growth REIT, Inc.	34,418
1,349	BRT Apartments Corp.	16,242
13,778	Camden Property Trust	1,289,207
2,246	Clipper Realty, Inc.	30,388
13,226	Equity LifeStyle Properties, Inc.	1,275,648
54,666	Equity Residential	3,622,169
9,805	Essex Property Trust, Inc.	2,418,992
7,233	Front Yard Residential Corp.	78,478
13,012	Independence Realty Trust, Inc.	137,016
17,724	Investors Real Estate Trust	105,989
44,045	Invitation Homes, Inc.	1,009,071
16,896	Mid-America Apartment Communities, Inc.	1,692,641
2,770	NexPoint Residential Trust, Inc.	91,964
5,944	Preferred Apartment Communities, Inc., Class A	104,496
12,035	Sun Communities, Inc.	1,222,034
39,732	UDR, Inc.	1,606,365
5,059	UMH Properties, Inc.	79,123
		21,233,902

	Retail REITs — 18.9%
12,100	Acadia Realty Trust	339,163
4,608	Agree Realty Corp.	244,777
563	Alexander’s, Inc.	193,278
44,921	Brixmor Property Group, Inc.	786,567
25,632	CBL & Associates Properties, Inc.	102,272
13,096	Cedar Realty Trust, Inc.	61,027
21,653	DDR Corp.	289,934
10,909	Federal Realty Investment Trust	1,379,661
4,976	Getty Realty Corp.	142,115
62,551	Kimco Realty Corp.	1,047,104
12,421	Kite Realty Group Trust	206,810
15,703	Macerich (The) Co.	868,219
23,304	National Retail Properties, Inc.	1,044,485
9,515	Pennsylvania Real Estate Investment Trust	90,012
11,900	Ramco-Gershenson Properties Trust	161,840
43,054	Realty Income Corp.	2,449,342
25,150	Regency Centers Corp.	1,626,450
16,740	Retail Opportunity Investments Corp.	312,536
32,591	Retail Properties of America, Inc., Class A	397,284
2,274	Retail Value, Inc. (a)	74,337
1,705	Saul Centers, Inc.	95,480
4,131	Seritage Growth Properties, Class A	196,181
45,900	Simon Property Group, Inc.	8,112,825
6,385	Spirit MTA REIT	73,555
63,612	Spirit Realty Capital, Inc.	512,713
13,940	Tanger Factory Outlet Centers, Inc.	318,947
9,054	Taubman Centers, Inc.	541,701
16,925	Urban Edge Properties	373,704

Shares	Description	Value

	Common Stocks (Continued)
	Retail REITs (Continued)
4,424	Urstadt Biddle Properties, Inc., Class A	$94,187
27,615	Washington Prime Group, Inc.	201,589
17,681	Weingarten Realty Investors	526,187
5,898	Whitestone REIT	81,864
		22,946,146

	Specialized REITs — 14.7%
17,601	CoreCivic, Inc.	428,232
5,450	CoreSite Realty Corp.	605,713
27,594	CubeSmart	787,257
14,714	CyrusOne, Inc.	932,868
30,594	Digital Realty Trust, Inc.	3,441,213
11,037	EPR Properties	755,041
18,776	Extra Space Storage, Inc.	1,626,753
4,633	Farmland Partners, Inc.	31,041
9,923	Four Corners Property Trust, Inc.	254,922
29,827	Gaming and Leisure Properties, Inc.	1,051,402
18,076	GEO Group (The), Inc.	454,792
2,075	Gladstone Land Corp.	25,606
5,875	InfraREIT, Inc.	124,256
42,477	Iron Mountain, Inc.	1,466,306
6,915	Life Storage, Inc.	658,031
8,389	National Storage Affiliates Trust	213,416
22,243	Public Storage	4,484,856
7,573	QTS Realty Trust, Inc., Class A	323,140
1,273	Safety Income & Growth, Inc.	23,843
10,440	VICI Properties, Inc.	225,713
		17,914,401

	Total Common Stocks — 99.1%	120,375,429
	(Cost $132,991,577)

	Money Market Funds — 0.6%
715,717	Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class - 1.93% (b)	715,717
	(Cost $715,717)

	Total Investments — 99.7%	121,091,146
	(Cost $133,707,294) (c)
	Net Other Assets and Liabilities — 0.3%	396,548
	Net Assets — 100.0%	$121,487,694

See Notes to Portfolio of Investments

First Trust S&P REIT Index Fund (FRI)

Portfolio of Investments (Continued)
September 30, 2018 (Unaudited)

(a)	Non-income producing security.
(b)	Rate shown reflects yield as of September 30, 2018.
(c)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of September 30, 2018, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $2,898,590 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $15,514,738. The net unrealized depreciation was $12,616,148.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of September 30, 2018 is as follows (see Note 2A - Portfolio Valuation in the Notes to Portfolio of Investments):

Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs

Investments	Level 1	Level 2	Level 3
Common Stocks*	$120,375,429	$—	$—
Money Market Funds	715,717	—	—
Total Investments	$121,091,146	$—	$—

* See Portfolio of Investments for industry breakout.

See Notes to Portfolio of Investments

First Trust Water ETF (FIW)

Portfolio of Investments
September 30, 2018 (Unaudited)

Shares	Description	Value

	Common Stocks — 99.9%
	Building Products — 5.6%
245,085	A.O. Smith Corp.	$13,080,187
227,026	Advanced Drainage Systems, Inc.	7,015,103
		20,095,290

	Chemicals — 4.2%
94,594	Ecolab, Inc.	14,830,447

	Commercial Services & Supplies — 3.4%
178,442	Tetra Tech, Inc.	12,187,589

	Construction & Engineering — 8.9%
370,249	AECOM (a)	12,092,332
285,146	Aegion Corp. (a)	7,237,005
88,713	Valmont Industries, Inc.	12,286,751
		31,616,088

	Construction Materials — 1.1%
525,801	Forterra, Inc. (a) (b)	3,922,475

	Electronic Equipment, Instruments & Components — 4.8%
129,522	Badger Meter, Inc.	6,858,190
160,780	Itron, Inc. (a)	10,322,076
		17,180,266

	Health Care Equipment & Supplies — 8.1%
137,478	Danaher Corp.	14,938,360
56,032	IDEXX Laboratories, Inc. (a)	13,988,949
		28,927,309

	Industrial Conglomerates — 4.0%
47,708	Roper Technologies, Inc.	14,131,587

	Life Sciences Tools & Services — 4.2%
210,755	Agilent Technologies, Inc.	14,866,658

	Machinery — 35.8%
459,058	Energy Recovery, Inc. (a) (b)	4,108,569
367,246	Evoqua Water Technologies Corp. (a)	6,529,634
238,971	Flowserve Corp.	13,069,324
218,319	Franklin Electric Co., Inc.	10,315,573
194,142	Gorman-Rupp (The) Co.	7,086,183
92,909	IDEX Corp.	13,997,670
74,316	Lindsay Corp.	7,449,436
222,622	Mueller Industries, Inc.	6,451,585
615,146	Mueller Water Products, Inc., Class A	7,080,330
327,379	Pentair PLC	14,191,880
367,753	Rexnord Corp. (a)	11,326,792
129,483	Watts Water Technologies, Inc., Class A	10,747,089

Shares	Description	Value

	Common Stocks (Continued)
	Machinery (Continued)
187,517	Xylem, Inc.	$14,976,983
		127,331,048

	Water Utilities — 19.8%
176,665	American States Water Co.	10,801,298
162,625	American Water Works Co., Inc.	14,306,121
334,997	Aqua America, Inc.	12,361,389
244,680	AquaVenture Holdings Ltd. (a)	4,421,368
172,957	California Water Service Group	7,419,855
740,145	Cia de Saneamento Basico do Estado de Sao Paulo, ADR	4,366,856
97,124	Middlesex Water Co.	4,702,744
122,902	SJW Group	7,515,457
147,784	York Water (The) Co.	4,492,634
		70,387,722

	Total Common Stocks — 99.9%	355,476,479
	(Cost $301,515,789)

	Money Market Funds — 0.3%
731,851	Goldman Sachs Financial Square Treasury Obligations Fund - Institutional Class - 2.08% (c) (d)	731,851
370,801	Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class - 1.93% (c)	370,801
	Total Money Market Funds — 0.3%	1,102,652
	(Cost $1,102,652)

Principal Value	Description	Value

	Repurchase Agreements — 1.3%
$803,833	BNP Paribas S.A., 2.24% (c), dated 09/28/18, due 10/01/18, with a maturity value of $803,983. Collateralized by U.S. Treasury Notes, interest rates of 2.625% to 3.500%, due 02/15/19 to 11/15/20. The value of the collateral including accrued interest is $820,189. (d)	803,833

See Notes to Portfolio of Investments

First Trust Water ETF (FIW)

Portfolio of Investments (Continued)
September 30, 2018 (Unaudited)

Principal Value	Description	Value

	Repurchase Agreements (Continued)
$3,755,949	JPMorgan Chase & Co., 2.15% (c), dated 09/28/18, due 10/01/18, with a maturity value of $3,756,622. Collateralized by U.S. Treasury Note, interest rate of 1.375%, due 08/31/23. The value of the collateral including accrued interest is $3,835,712. (d)	$3,755,949
	Total Repurchase Agreements — 1.3%	4,559,782
	(Cost $4,559,782)

	Total Investments — 101.5%	361,138,913
	(Cost $307,178,223) (e)
	Net Other Assets and Liabilities — (1.5)%	(5,363,461)
	Net Assets — 100.0%	$355,775,452

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan (see Note 2C - Securities Lending in the Notes to Portfolio of Investments). The aggregate value of such securities is $5,169,330 and the total value of the collateral held by the Fund is $5,291,633.
(c)	Rate shown reflects yield as of September 30, 2018.
(d)	This security serves as collateral for securities on loan.
(e)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of September 30, 2018, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $60,593,035 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $6,632,345. The net unrealized appreciation was $53,960,690.

ADR	-	American Depositary Receipt

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of September 30, 2018 is as follows (see Note 2A - Portfolio Valuation in the Notes to Portfolio of Investments):

Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs

	Level 1	Level 2	Level 3
Common Stocks*	$355,476,479	$—	$—
Money Market Funds	1,102,652	—	—
Repurchase Agreements	—	4,559,782	—
Total Investments	$356,579,131	$4,559,782	$—

* See Portfolio of Investments for industry breakout.

See Notes to Portfolio of Investments

First Trust Natural Gas ETF (FCG)

Portfolio of Investments
September 30, 2018 (Unaudited)

Shares	Description	Value

	Common Stocks — 100.0%
	Energy Equipment & Services — 1.2%
59,923	Unit Corp. (a)	$1,561,593

	Gas Utilities — 2.9%
69,123	National Fuel Gas Co.	3,875,036

	Oil, Gas & Consumable Fuels — 95.9%
49,756	Antero Midstream Partners, L.P. (b)	1,426,007
277,230	Antero Resources Corp. (a)	4,909,743
252,096	Cabot Oil & Gas Corp.	5,677,202
71,111	Cimarex Energy Co.	6,609,056
240,802	CNX Resources Corp. (a)	3,445,877
43,802	Concho Resources, Inc. (a)	6,690,755
91,091	Continental Resources, Inc. (a)	6,219,694
53,258	Crestwood Equity Partners, L.P. (b)	1,957,231
66,262	DCP Midstream, L.P. (b)	2,623,312
139,936	Devon Energy Corp.	5,589,044
70,152	Enable Midstream Partners, L.P. (b)	1,181,360
452,709	Encana Corp.	5,935,015
231,893	Enerplus Corp.	2,861,560
122,726	EnLink Midstream Partners, L.P. (b)	2,287,613
117,747	EQT Corp.	5,207,950
17,337	EQT GP Holdings, L.P. (b)	361,130
47,772	EQT Midstream Partners, L.P. (b)	2,521,406
243,921	Gulfport Energy Corp. (a)	2,539,217
136,987	Matador Resources Co. (a)	4,527,420
102,647	MPLX, L.P. (b)	3,559,798
166,446	Murphy Oil Corp.	5,549,310
220,214	Newfield Exploration Co. (a)	6,348,770
202,135	Noble Energy, Inc.	6,304,591
78,984	PDC Energy, Inc. (a)	3,867,057
303,927	QEP Resources, Inc. (a)	3,440,454
332,206	Range Resources Corp.	5,644,180
68,753	SandRidge Energy, Inc. (a)	747,345
138,307	SM Energy Co.	4,360,820
826,796	Southwestern Energy Co. (a)	4,224,927
273,386	SRC Energy, Inc. (a)	2,430,401
102,431	Vermilion Energy, Inc.	3,374,077
196,784	W&T Offshore, Inc. (a)	1,896,998
21,506	Western Gas Equity Partners, L.P. (b)	643,890
63,352	Western Gas Partners, L.P. (b)	2,767,215
		127,730,425

	Total Common Stocks — 100.0%	133,167,054
	(Cost $141,772,872)

Shares	Description	Value

	Money Market Funds — 0.1%
118,959	Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class - 1.93% (c)	$118,959
	(Cost $118,959)

	Total Investments — 100.1%	133,286,013
	(Cost $141,891,831) (d)
	Net Other Assets and Liabilities — (0.1)%	(85,787)
	Net Assets — 100.0%	$133,200,226

(a)	Non-income producing security.
(b)	Security is a Master Limited Partnership (“MLP”), which is taxed as a “C” corporation for federal income tax purposes.
(c)	Rate shown reflects yield as of September 30, 2018.
(d)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of September 30, 2018, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $11,968,415 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $20,574,233. The net unrealized depreciation was $8,605,818.

Valuation Inputs

A summary of the inputs used to value the Fund’s investments as of September 30, 2018 is as follows (see Note 2A - Portfolio Valuation in the Notes to Portfolio of Investments):

Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs

	Level 1	Level 2	Level 3
Common Stocks*	$133,167,054	$—	$—
Money Market Funds	118,959	—	—
Total Investments	$133,286,013	$—	$—

* See Portfolio of Investments for industry breakout.

See Notes to Portfolio of Investments

First Trust Chindia ETF (FNI)

Portfolio of Investments
September 30, 2018 (Unaudited)

Shares	Description	Value

	Common Stocks — 99.9%
	Air Freight & Logistics — 1.0%
211,036	BEST, Inc., ADR (a) (b)	$1,249,333
122,890	ZTO Express Cayman, Inc., ADR	2,036,287
		3,285,620

	Automobiles — 3.3%
705,082	Tata Motors Ltd., ADR (b)	10,830,059

	Banks — 15.1%
242,092	HDFC Bank Ltd., ADR	22,780,857
3,070,748	ICICI Bank Ltd., ADR	26,070,651
		48,851,508

	Biotechnology — 1.4%
12,646	BeiGene Ltd., ADR (b)	2,177,894
29,062	China Biologic Products Holdings, Inc. (b)	2,324,960
		4,502,854

	Capital Markets — 0.5%
42,256	Noah Holdings Ltd., ADR (a) (b)	1,780,668

	Consumer Finance — 1.1%
306,712	Qudian, Inc., ADR (a) (b)	1,597,970
107,856	Yirendai Ltd., ADR (a)	1,984,550
		3,582,520

	Diversified Consumer Services — 2.8%
32,049	Hailiang Education Group, Inc., ADR (a) (b)	2,198,882
74,000	New Oriental Education & Technology Group, Inc., ADR (b)	5,476,740
59,594	TAL Education Group, ADR (b)	1,532,162
		9,207,784

	Diversified Telecommunication Services — 1.5%
54,395	China Telecom Corp., Ltd., ADR	2,688,201
186,195	China Unicom (Hong Kong) Ltd., ADR	2,176,619
		4,864,820

	Entertainment — 5.2%
187,433	Eros International PLC (a) (b)	2,258,568
64,480	NetEase, Inc., ADR	14,717,560
		16,976,128

	Hotels, Restaurants & Leisure — 3.1%
57,494	Huazhu Group Ltd., ADR	1,857,056
77,476	Melco Resorts & Entertainment Ltd., ADR	1,638,617
187,305	Yum China Holdings, Inc.	6,576,279
		10,071,952

Shares	Description	Value

	Common Stocks (Continued)
	Insurance — 0.6%
181,649	China Life Insurance Co., Ltd., ADR	$2,068,982

	Interactive Media & Services — 15.0%
31,153	58.com, Inc., ADR (b)	2,292,861
22,451	Autohome, Inc., ADR	1,737,932
106,215	Baidu, Inc., ADR (b)	24,289,246
101,498	Bitauto Holdings Ltd., ADR (a) (b)	2,334,454
55,104	Momo, Inc., ADR (b)	2,413,555
27,862	SINA Corp. (b)	1,935,852
69,785	Sohu.com Ltd., ADR (b)	1,387,326
144,464	Weibo Corp., ADR (b)	10,564,652
21,713	YY, Inc., ADR (b)	1,626,738
		48,582,616

	Internet & Direct Marketing Retail — 19.1%
130,113	Alibaba Group Holding Ltd., ADR (b)	21,437,418
41,269	Baozun, Inc., ADR (a) (b)	2,004,848
326,502	Ctrip.com International Ltd., ADR (b)	12,136,079
732,339	JD.com, Inc., ADR (b)	19,106,725
210,313	MakeMyTrip Ltd. (b)	5,773,092
216,642	Vipshop Holdings Ltd., ADR (b)	1,351,846
		61,810,008

	IT Services — 17.0%
66,923	GDS Holdings Ltd., ADR (a) (b)	2,351,005
2,832,718	Infosys Ltd., ADR	28,808,742
3,200,443	Wipro Ltd., ADR	16,674,308
143,937	WNS (Holdings) Ltd., ADR (b)	7,304,803
		55,138,858

	Metals & Mining — 4.0%
1,001,501	Vedanta Ltd., ADR	12,819,213

	Oil, Gas & Consumable Fuels — 2.5%
25,966	China Petroleum & Chemical Corp., ADR	2,608,025
14,955	CNOOC Ltd., ADR	2,954,210
30,463	PetroChina Co., Ltd., ADR	2,480,907
		8,043,142

	Pharmaceuticals — 2.8%
258,374	Dr. Reddy’s Laboratories Ltd., ADR	8,939,740

	Professional Services — 0.6%
23,784	51job, Inc., ADR (b)	1,831,130

See Notes to Portfolio of Investments

First Trust Chindia ETF (FNI)

Portfolio of Investments (Continued)
September 30, 2018 (Unaudited)

Shares	Description	Value

	Common Stocks (Continued)
	Semiconductors & Semiconductor Equipment — 0.3%
43,887	Daqo New Energy Corp., ADR (a) (b)	$1,145,890

	Software — 0.5%
204,556	Xunlei Ltd., ADR (a) (b)	1,485,077

	Wireless Telecommunication Services — 2.5%
163,867	China Mobile Ltd., ADR	8,018,012

	Total Common Stocks — 99.9%	323,836,581
	(Cost $335,996,392)

	Money Market Funds — 0.6%
1,879,475	Goldman Sachs Financial Square Treasury Obligations Fund - Institutional Class - 2.08% (c) (d)	1,879,475
	(Cost $1,879,475)

Principal Value	Description	Value

	Repurchase Agreements — 3.6%
$2,064,333	BNP Paribas S.A., 2.24% (c), dated 09/28/18, due 10/01/18, with a maturity value of $2,064,718. Collateralized by U.S. Treasury Notes, interest rates of 2.625% to 3.500%, due 02/15/19 to 11/15/20. The value of the collateral including accrued interest is $2,106,339. (d)	2,064,333
9,645,703	JPMorgan Chase & Co., 2.15% (c), dated 09/28/18, due 10/01/18, with a maturity value of $9,647,431. Collateralized by U.S. Treasury Note, interest rate of 1.375%, due 08/31/23. The value of the collateral including accrued interest is $9,850,542. (d)	9,645,703
	Total Repurchase Agreements — 3.6%	11,710,036
	(Cost $11,710,036)

	Total Investments — 104.1%	337,426,092
	(Cost $349,585,903) (e)
	Net Other Assets and Liabilities — (4.1)%	(13,430,203)
	Net Assets — 100.0%	$323,995,889

(a)	All or a portion of this security is on loan (see Note 2C - Securities Lending in the Notes to Portfolio of Investments). The aggregate value of such securities is $13,207,904 and the total value of the collateral held by the Fund is $13,589,511.
(b)	Non-income producing security.
(c)	Rate shown reflects yield as of September 30, 2018.
(d)	This security serves as collateral for securities on loan.
(e)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of September 30, 2018, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $34,979,022 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $47,138,833.The net unrealized depreciation was $12,159,811.

ADR	-	American Depositary Receipt

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of September 30, 2018 is as follows (see Note 2A - Portfolio Valuation in the Notes to Portfolio of Investments):

Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs

	Level 1	Level 2	Level 3
Common Stocks*	$323,836,581	$—	$—
Money Market Funds	1,879,475	—	—
Repurchase Agreements	—	11,710,036	—
Total Investments	$325,716,056	$11,710,036	$—

* See Portfolio of Investments for industry breakout.

See Notes to Portfolio of Investments

First Trust Chindia ETF (FNI)

Portfolio of Investments (Continued)
September 30, 2018 (Unaudited)

Country Allocation as a percentage of net assets**:
Cayman Islands	46.9%
India	39.2
United States	6.2
Hong Kong	4.1
China	3.0
Jersey	2.2
Mauritius	1.8
Isle of Man	0.7
Net Other Assets and Liabilities	(4.1)
100.0%

** Portfolio securities are categorized based upon their country of incorporation, which can be different from the country categorization of the Fund’s underlying index.

See Notes to Portfolio of Investments

First Trust NASDAQ® ABA Community Bank Index Fund (QABA)

Portfolio of Investments
September 30, 2018 (Unaudited)

Shares	Description	Value

	Common Stocks — 99.9%
	Banks — 89.1%
37,562	1st Source Corp.	$1,976,512
30,086	Access National Corp.	815,631
19,338	Allegiance Bancshares, Inc. (a)	806,395
68,742	Ameris Bancorp	3,141,509
20,884	Arrow Financial Corp.	772,708
37,763	Atlantic Capital Bancshares, Inc. (a)	632,530
47,359	BancFirst Corp.	2,839,172
81,656	Bancorp (The), Inc. (a)	783,081
10,117	Bank of Marin Bancorp	848,816
186,037	Bank OZK	7,061,965
46,767	Banner Corp.	2,907,504
38,916	Blue Hills Bancorp, Inc.	937,876
94,664	BOK Financial Corp.	9,208,914
122,335	Boston Private Financial Holdings, Inc.	1,669,873
28,622	Bridge Bancorp, Inc.	950,250
116,332	Brookline Bancorp, Inc.	1,942,744
29,288	Bryn Mawr Bank Corp.	1,373,607
5,937	Cambridge Bancorp	534,271
22,533	Camden National Corp.	978,834
24,673	Capital City Bank Group, Inc.	575,868
32,710	Carolina Financial Corp.	1,233,821
117,547	Cathay General Bancorp	4,871,148
37,558	CBTX, Inc.	1,334,811
121,714	CenterState Bank Corp.	3,414,078
103,317	Chemical Financial Corp.	5,517,128
22,360	City Holding Co.	1,717,248
15,611	Civista Bancshares, Inc.	376,069
22,112	CNB Financial Corp.	638,152
105,995	Columbia Banking System, Inc.	4,109,426
154,235	Commerce Bancshares, Inc.	10,182,595
25,648	Community Trust Bancorp, Inc.	1,188,785
46,559	ConnectOne Bancorp, Inc.	1,105,776
202,734	CVB Financial Corp.	4,525,023
49,632	Eagle Bancorp, Inc. (a)	2,511,379
209,635	East West Bancorp, Inc.	12,655,665
33,491	Enterprise Financial Services Corp.	1,776,698
22,839	Equity Bancshares, Inc., Class A (a)	896,659
39,369	Fidelity Southern Corp.	975,564
23,037	Financial Institutions, Inc.	723,362
42,969	First Bancorp	1,740,674
18,902	First Bancshares, (The), Inc.	738,123
70,663	First Busey Corp.	2,194,086
15,920	First Citizens BancShares, Inc., Class A	7,200,298
23,978	First Community Bancshares, Inc.	812,375
141,626	First Financial Bancorp	4,206,292
97,893	First Financial Bankshares, Inc.	5,785,476
17,728	First Financial Corp.	889,946
64,226	First Foundation, Inc. (a)	1,003,210
195,064	First Hawaiian, Inc.	5,297,938
14,729	First Internet Bancorp	448,498

Shares	Description	Value

	Common Stocks (Continued)
	Banks (Continued)
49,476	First Interstate BancSystem, Inc., Class A	$2,216,525
71,696	First Merchants Corp.	3,225,603
22,119	First Mid-Illinois Bancshares, Inc.	892,059
149,233	First Midwest Bancorp, Inc.	3,968,105
36,775	First of Long Island (The) Corp.	799,856
40,933	Flushing Financial Corp.	998,765
254,488	Fulton Financial Corp.	4,237,225
33,226	German American Bancorp, Inc.	1,172,213
122,265	Glacier Bancorp, Inc.	5,268,399
20,459	Great Southern Bancorp, Inc.	1,132,406
53,971	Green Bancorp, Inc.	1,192,759
17,303	Guaranty Bancshares, Inc.	523,070
123,456	Hancock Whitney Corp.	5,870,333
47,034	Hanmi Financial Corp.	1,171,147
47,193	HarborOne Bancorp, Inc. (a)	902,330
49,822	Heartland Financial USA, Inc.	2,892,167
62,526	Heritage Commerce Corp.	932,888
53,335	Heritage Financial Corp.	1,874,725
252,672	Home BancShares, Inc.	5,533,517
27,540	HomeTrust Bancshares, Inc. (a)	802,791
188,028	Hope Bancorp, Inc.	3,040,413
55,496	Horizon Bancorp, Inc.	1,096,046
27,522	Howard Bancorp, Inc. (a)	487,139
81,051	IBERIABANK Corp.	6,593,499
39,838	Independent Bank Corp.	3,290,619
34,937	Independent Bank Corp./MI	826,260
44,086	Independent Bank Group, Inc.	2,922,902
95,676	International Bancshares Corp.	4,305,420
430,919	Investors Bancorp, Inc.	5,287,376
68,694	Lakeland Bancorp, Inc.	1,239,927
36,602	Lakeland Financial Corp.	1,701,261
69,953	LegacyTexas Financial Group, Inc.	2,979,998
51,317	Live Oak Bancshares, Inc.	1,375,296
24,029	Mercantile Bank Corp.	801,848
34,249	Midland States Bancorp, Inc.	1,099,393
17,679	MidWestOne Financial Group, Inc.	588,887
29,834	National Commerce Corp. (a)	1,232,144
63,151	NBT Bancorp, Inc.	2,423,735
13,952	Nicolet Bankshares, Inc. (a)	760,524
9,943	Northrim BanCorp, Inc.	413,132
24,577	Old Line Bancshares, Inc.	777,616
220,395	Old National Bancorp	4,253,624
43,033	Old Second Bancorp, Inc.	664,860
52,150	Opus Bank	1,428,910
90,252	Pacific Premier Bancorp, Inc. (a)	3,357,374
177,110	PacWest Bancorp	8,439,292
27,502	Peapack-Gladstone Financial Corp.	849,537
28,261	Peoples Bancorp, Inc.	989,983
27,060	People’s Utah Bancorp	918,687
112,661	Pinnacle Financial Partners, Inc.	6,776,559
148,017	Popular, Inc.	7,585,871
22,170	Preferred Bank	1,296,945

See Notes to Portfolio of Investments

First Trust NASDAQ® ABA Community Bank Index Fund (QABA)

Portfolio of Investments (Continued)
September 30, 2018 (Unaudited)

Shares	Description	Value

	Common Stocks (Continued)
	Banks (Continued)
22,661	QCR Holdings, Inc.	$925,702
23,934	RBB Bancorp	586,383
71,520	Renasant Corp.	2,947,339
27,019	Republic Bancorp, Inc., Class A	1,245,576
85,004	Republic First Bancorp, Inc. (a)	607,779
50,644	S&T Bancorp, Inc.	2,195,924
51,378	Sandy Spring Bancorp, Inc.	2,019,669
11,471	SB One Bancorp	289,069
68,227	Seacoast Banking Corp. of Florida (a)	1,992,228
76,910	ServisFirst Bancshares, Inc.	3,011,027
22,080	Sierra Bancorp	638,112
133,507	Simmons First National Corp., Class A	3,931,781
18,379	SmartFinancial, Inc. (a)	432,825
53,279	South State Corp.	4,368,878
10,742	Southern First Bancshares, Inc. (a)	422,161
34,789	Southern National Bancorp of Virginia, Inc.	563,582
50,761	Southside Bancshares, Inc.	1,766,483
32,907	Stock Yards Bancorp, Inc.	1,194,524
72,561	Texas Capital Bancshares, Inc. (a)	5,997,167
104,658	TowneBank	3,228,699
43,994	TriCo Bancshares	1,699,048
41,879	TriState Capital Holdings, Inc. (a)	1,155,860
37,997	Triumph Bancorp, Inc. (a)	1,451,485
97,823	Trustmark Corp.	3,291,744
72,471	UMB Financial Corp.	5,138,194
318,555	Umpqua Holdings Corp.	6,625,944
95,447	Union Bankshares Corp.	3,677,573
150,191	United Bankshares, Inc.	5,459,443
114,488	United Community Banks, Inc.	3,193,070
42,536	Univest Corp. of Pennsylvania	1,125,077
34,990	Veritex Holdings, Inc. (a)	988,817
24,995	Washington Trust Bancorp, Inc.	1,382,224
78,933	WesBanco, Inc.	3,518,833
38,583	Westamerica Bancorporation	2,321,153
81,539	Wintrust Financial Corp.	6,925,923
		342,559,619

	IT Services — 0.3%
17,785	Cass Information Systems, Inc.	1,158,159

	Thrifts & Mortgage Finance — 10.5%
25,234	BankFinancial Corp.	402,230
108,469	Beneficial Bancorp, Inc.	1,833,126
200,016	Capitol Federal Financial, Inc.	2,548,204
54,190	Dime Community Bancshares, Inc.	967,292
29,513	First Defiance Financial Corp.	888,636
5,365	FS Bancorp, Inc. (b)	298,938
3,085	Hingham Institution for Savings	678,114
13,686	Home Bancorp, Inc.	595,067
39,038	HomeStreet, Inc. (a)	1,034,507
142,121	Kearny Financial Corp.	1,968,376
81,805	Luther Burbank Corp.	890,038

Shares	Description	Value

	Common Stocks (Continued)
	Thrifts & Mortgage Finance (Continued)
41,510	Merchants Bancorp	$1,055,184
78,016	Meridian Bancorp, Inc.	1,326,272
18,893	Meta Financial Group, Inc.	1,561,506
71,598	Northfield Bancorp, Inc.	1,139,840
149,236	Northwest Bancshares, Inc.	2,584,768
69,893	OceanFirst Financial Corp.	1,902,487
67,444	Oritani Financial Corp.	1,048,754
76,689	Sterling Bancorp, Inc.	867,353
14,090	Territorial Bancorp, Inc.	416,360
405,594	TFS Financial Corp.	6,087,966
10,699	Timberland Bancorp, Inc.	334,237
139,659	TrustCo Bank Corp. NY	1,187,102
72,229	United Community Financial Corp.	698,454
73,958	United Financial Bancorp, Inc.	1,244,713
120,848	Washington Federal, Inc.	3,867,136
42,394	Waterstone Financial, Inc.	727,057
45,962	WSFS Financial Corp.	2,167,108
		40,320,825

	Total Common Stocks — 99.9%	384,038,603
	(Cost $376,042,228)

	Money Market Funds — 0.0%
24,051	Goldman Sachs Financial Square Treasury Obligations Fund - Institutional Class - 2.08% (c) (d)	24,051
	(Cost $24,051)

Principal Value	Description	Value

	Repurchase Agreements — 0.0%
$26,417	BNP Paribas S.A., 2.24% (c), dated 09/28/18, due 10/01/18, with a maturity value of $26,421. Collateralized by U.S. Treasury Notes, interest rates of 2.625% to 3.500%, due 02/15/19 to 11/15/20. The value of the collateral including accrued interest is $26,954. (d)	26,417

See Notes to Portfolio of Investments

First Trust NASDAQ® ABA Community Bank Index Fund (QABA)

Portfolio of Investments (Continued)
September 30, 2018 (Unaudited)

Principal Value	Description	Value

	Repurchase Agreements (Continued)
$123,432	JPMorgan Chase & Co., 2.15% (c), dated 09/28/18, due 10/01/18, with a maturity value of $123,454. Collateralized by U.S. Treasury Note, interest rate of 1.375%, due 08/31/23. The value of the collateral including accrued interest is $126,053. (d)	$123,432

	Total Repurchase Agreements — 0.0%	149,849
	(Cost $149,849)

	Total Investments — 99.9%	384,212,503
	(Cost $376,216,128) (e)
	Net Other Assets and Liabilities — 0.1%	171,870
	Net Assets — 100.0%	$384,384,373

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan (see Note 2C - Securities Lending in the Notes to Portfolio of Investments). The aggregate value of such securities is $169,500 and the total value of the collateral held by the Fund is $173,900.
(c)	Rate shown reflects yield as of September 30, 2018.
(d)	This security serves as collateral for securities on loan.
(e)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of September 30, 2018, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $22,172,073 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $14,175,698. The net unrealized appreciation was $7,996,375.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of September 30, 2018 is as follows (see Note 2A - Portfolio Valuation in the Notes to Portfolio of Investments):

Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs

	Level 1	Level 2	Level 3
Common Stocks*	$384,038,603	$—	$—
Money Market Funds	24,051	—	—
Repurchase Agreements	—	149,849	—
Total Investments	$384,062,654	$149,849	$—

* See Portfolio of Investments for industry breakout.

See Notes to Portfolio of Investments

First Trust Exchange-Traded Fund

Notes to Portfolio of Investments

September 30, 2018 (Unaudited)

1. Organization

First Trust Exchange-Traded Fund (the “Trust”) is an open-end management investment company organized as a Massachusetts business trust on August 8, 2003, and is registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended (the “1940 Act”).

The Trust currently consists of twenty-one exchange-traded funds. This report covers the nine funds (each a “Fund” and collectively, the “Funds”) listed below:

First Trust NASDAQ-100 Equal Weighted Index Fund – (The Nasdaq Stock Market LLC (“Nasdaq”) ticker “QQEW”)

First Trust NASDAQ-100-Technology Sector Index Fund – (Nasdaq ticker “QTEC”)

First Trust NASDAQ-100 Ex-Technology Sector Index Fund – (Nasdaq ticker “QQXT”)

First Trust NASDAQ® Clean Edge® Green Energy Index Fund – (Nasdaq ticker “QCLN”)

First Trust S&P REIT Index Fund – (NYSE Arca, Inc. (“NYSE Arca”) ticker “FRI”)

First Trust Water ETF – (NYSE Arca ticker “FIW”)

First Trust Natural Gas ETF – (NYSE Arca ticker “FCG”)

First Trust Chindia ETF – (NYSE Arca ticker “FNI”)

First Trust NASDAQ® ABA Community Bank Index Fund – (Nasdaq ticker “QABA”)

The Funds are each considered an investment company and follow accounting and reporting guidance under Financial Accounting Standards Board Accounting Standards Codification Topic 946, “Financial Services-Investment Companies.”

2. Valuation and Investment Practices

A. Portfolio Valuation

Each Fund’s net asset value (“NAV”) is determined daily as of the close of regular trading on the New York Stock Exchange (“NYSE”), normally 4:00 p.m. Eastern time, on each day the NYSE is open for trading. If the NYSE closes early on a valuation day, the NAV is determined as of that time. Foreign securities are priced using the data reflecting the earlier closing of the principal markets for those securities. Each Fund’s NAV is calculated by dividing the value of all assets of each Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of shares outstanding.

Each Fund’s investments are valued daily at market value or, in the absence of market value with respect to any portfolio securities, at fair value. Market value prices represent last sale or official closing prices from a national or foreign exchange (i.e., a regulated market) and are primarily obtained from third-party pricing services. Fair value prices represent any prices not considered market value prices and are either obtained from a third-party pricing service or are determined by the Pricing Committee of the Funds’ investment advisor, First Trust Advisors L.P. (“First Trust” or the “Advisor”), in accordance with valuation procedures adopted by the Trust’s Board of Trustees, and in accordance with provisions of the 1940 Act. Investments valued by the Advisor’s Pricing Committee, if any, are footnoted as such in the footnotes to the Portfolio of Investments. Each Fund’s investments are valued as follows:

Common stocks, real estate investment trusts, master limited partnerships, and other equity securities listed on any national or foreign exchange (excluding Nasdaq and the London Stock Exchange Alternative Investment Market (“AIM”)) are valued at the last sale price on the exchange on which they are principally traded or, for Nasdaq and AIM securities, the official closing price. Securities traded on more than one securities exchange are valued at the last sale price or official closing price, as applicable, at the close of the securities exchange representing the principal market for such securities.

Shares of open-end funds are valued at fair value which is based on NAV per share.

Securities traded in an over-the-counter market are fair valued at the mean of their most recent bid and asked price, if available, and otherwise at their closing bid price.

Overnight repurchase agreements are valued at amortized cost when it represents the best estimate of fair value.

First Trust Exchange-Traded Fund

Notes to Portfolio of Investments (Continued)

September 30, 2018 (Unaudited)

Certain securities may not be able to be priced by pre-established pricing methods. Such securities may be valued by the Trust’s Board of Trustees or its delegate, the Advisor’s Pricing Committee, at fair value. These securities generally include, but are not limited to, restricted securities (securities which may not be publicly sold without registration under the Securities Act of 1933, as amended) for which a third-party pricing service is unable to provide a market price; securities whose trading has been formally suspended; a security whose market or fair value price is not available from a pre-established pricing source; a security with respect to which an event has occurred that is likely to materially affect the value of the security after the market has closed but before the calculation of a Fund’s NAV or make it difficult or impossible to obtain a reliable market quotation; and a security whose price, as provided by the third-party pricing service, does not reflect the security’s fair value. As a general principle, the current fair value of a security would appear to be the amount which the owner might reasonably expect to receive for the security upon its current sale. When fair value prices are used, generally they will differ from market quotations or official closing prices on the applicable exchanges. A variety of factors may be considered in determining the fair value of such securities, including, but not limited to, the following:

1) the type of security;

2) the size of the holding;

3) the initial cost of the security;

4) transactions in comparable securities;

5) price quotes from dealers and/or third-party pricing services;

6) relationships among various securities;

7) information obtained by contacting the issuer, analysts, or the appropriate stock exchange;

8) an analysis of the issuer’s financial statements; and

9) the existence of merger proposals or tender offers that might affect the value of the security.

In addition, differences between the prices used to calculate a Fund’s NAV and the prices used by such Fund’s corresponding index could result in a difference between a Fund’s performance and the performance of its underlying index.

The Funds are subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:

• Level 1 – Level 1 inputs are quoted prices in active markets for identical investments. An active market is a market in which transactions for the investment occur with sufficient frequency and volume to provide pricing information on an ongoing basis.

• Level 2 – Level 2 inputs are observable inputs, either directly or indirectly, and include the following:

ο Quoted prices for similar investments in active markets.

ο Quoted prices for identical or similar investments in markets that are non-active. A non-active market is a market where there are few transactions for the investment, the prices are not current, or price quotations vary substantially either over time or among market makers, or in which little information is released publicly.

ο Inputs other than quoted prices that are observable for the investment (for example, interest rates and yield curves observable at commonly quoted intervals, volatilities, prepayment speeds, loss severities, credit risks, and default rates).

ο Inputs that are derived principally from or corroborated by observable market data by correlation or other means.

• Level 3 – Level 3 inputs are unobservable inputs. Unobservable inputs may reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the investment.

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments. A summary of the inputs used to value each Fund’s investments as of September 30, 2018, is included with each Fund’s Portfolio of Investments.

B. Securities Transactions

Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the identified cost basis.

First Trust Exchange-Traded Fund

Notes to Portfolio of Investments (Continued)

September 30, 2018 (Unaudited)

C. Securities Lending

The Funds may lend securities representing up to 33 1/3% of the value of their total assets to broker-dealers, banks and other institutions to generate additional income. When a Fund loans its portfolio securities, it will receive, at the inception of each loan, collateral equal to at least 102% (for domestic securities) or 105% (for international securities) of the market value of the loaned securities. The collateral amount is valued at the beginning of each business day and is compared to the market value of the loaned securities from the prior business day to determine if additional collateral is required. If additional collateral is required, a request is sent to the borrower. Securities lending involves the risk that the Fund may lose money because the borrower of the Fund’s loaned securities fails to return the securities in a timely manner or at all. The Fund could also lose money in the event of (i) a decline in the value of the collateral provided for the loaned securities, (ii) a decline in the value of any investments made with cash collateral or (iii) an increase in the value of the loaned securities if the borrower does not increase the collateral accordingly and the borrower fails to return the securities. These events could also trigger adverse tax consequences for the Funds.

Under the Funds’ Securities Lending Agency Agreement, the securities lending agent will generally bear the risk that a borrower may default on its obligation to return loaned securities. Brown Brothers Harriman & Co. (“BBH”) acts as the Funds’ securities lending agent and is responsible for executing the lending of the portfolio securities to creditworthy borrowers. The Funds, however, will be responsible for the risks associated with the investment of cash collateral. A Fund may lose money on its investment of cash collateral, which may affect its ability to repay the collateral to the borrower without the use of other Fund assets. Each Fund that engages in securities lending receives compensation (net of any rebate and securities lending agent fees) for lending its securities. Compensation can be in the form of fees received from the securities lending agent or dividends or interest earned from the investment of cash collateral. The dividend and interest earned on the securities loaned is accounted for in the same manner as other dividend and interest income. At September 30, 2018, QQEW, QQXT, QCLN, FIW, FNI, and QABA had securities in the securities lending program.

In the event of a default by a borrower with respect to any loan, BBH will exercise any and all remedies provided under the applicable borrower agreement to make the Funds whole. These remedies include purchasing replacement securities by applying the collateral held from the defaulting broker against the purchase cost of the replacement securities. If, despite such efforts by BBH to exercise these remedies, a Fund sustains losses as a result of a borrower’s default, BBH will indemnify the Fund by purchasing replacement securities at its own expense, or paying the Fund an amount equal to the market value of the replacement securities, subject to certain limitations which are set forth in detail in the Securities Lending Agency Agreement between the Trust on behalf of the Funds and BBH.

D. Repurchase Agreements

Repurchase agreements involve the purchase of securities subject to the seller’s agreement to repurchase the securities at a mutually agreed upon date and price, under the terms of a Master Repurchase Agreement (“MRA”). During the term of a repurchase agreement, the value of the underlying securities held as collateral on behalf of a Fund, including accrued interest, is required to exceed the value of the repurchase agreement, including accrued interest. The underlying securities for all repurchase agreements are held at the Funds’ custodian or designated sub-custodians under tri-party repurchase agreements.

MRAs govern transactions between a Fund and select counterparties. The MRAs contain provisions for, among other things, initiation, income payments, events of default, and maintenance of collateral for repurchase agreements.

Repurchase agreements received for lending securities are collateralized by U.S. Treasury securities. The U.S. Treasury securities are held in a joint custody account at BBH on behalf of the Funds participating in the securities lending program. In the event the counterparty defaults on the repurchase agreement, the U.S. Treasury securities can either be maintained as part of a Fund’s portfolio or sold for cash. A Fund could suffer a loss to the extent that the proceeds from the sale of the underlying collateral held by the Fund are less than the repurchase price and the Fund’s costs associated with the delay and enforcement of the MRA.

While the Funds may invest in repurchase agreements, any repurchase agreements held by the Funds during the fiscal year-to-date period (January 1, 2018 through September 30, 2018) were received as collateral for lending securities.

Additional Information

First Trust Exchange-Traded Fund

September 30, 2018 (Unaudited)

Licensing Information

The First Trust NASDAQ-100 Equal Weighted Index Fund, First Trust NASDAQ-100 Ex-Technology Sector Index Fund and First Trust NASDAQ-100-Technology Sector Index Fund (the “Funds”) are not sponsored, endorsed, sold or promoted by Nasdaq, Inc. (“Nasdaq”) or its affiliates (Nasdaq with its affiliates are referred to as the "Corporations"). The Corporations have not passed on the legality or suitability of, or the accuracy or adequacy of descriptions and disclosures relating to, the Funds. The Corporations make no representation or warranty, express or implied to the owners of the Funds or any member of the public regarding the advisability of investing in securities generally or in the Fund particularly, or the ability of the NASDAQ-100 Equal Weighted IndexSM, NASDAQ-100 Technology Sector IndexSM or NASDAQ-100 Ex-Tech Sector IndexSM to track general stock market performance. The Corporations' only relationship to First Trust with respect to the Funds is in the licensing of the Nasdaq®, NASDAQ-100®, NASDAQ-100 Index®, NASDAQ-100 Equal Weighted IndexSM, NASDAQ-100 Ex-Tech Sector IndexSM and NASDAQ-100 Technology Sector IndexSM trademarks, and certain trade names of the Corporations and the use of the NASDAQ-100 Equal Weighted IndexSM, NASDAQ-100 Ex-Tech Sector IndexSM and the NASDAQ-100 Technology Sector IndexSM. THE CORPORATIONS MAKE NO WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO THESE FUNDS.

The First Trust NASDAQ® Clean Edge® Green Energy Index Fund is not sponsored, endorsed, sold or promoted by Nasdaq, Inc., Clean Edge®, Inc. or their affiliates (Nasdaq, Inc. and Clean Edge®, Inc., collectively with their affiliates, are referred to herein as the “Corporations”). The Corporations have not passed on the legality or suitability of, or the accuracy or adequacy of descriptions and disclosures relating to, the Fund. The Corporations make no representation or warranty, express or implied to the owners of the Fund or any member of the public regarding the advisability of investing in securities generally or in the Fund particularly, or the ability of the NASDAQ® Clean Edge® Green Energy IndexSM to track general stock market or sector performance. The Corporations’ relationship to First Trust, with respect to the Fund, consists of: (i) the licensing of certain indexes, trade names, trademarks, and service marks and other proprietary data; (ii) the listing and trading of certain exchange-traded funds; and (iii) the calculating of intra-day portfolio values for the Fund’s shares. The Corporations neither recommend nor endorse any investment in the Index or the Fund based thereon. The Corporations are not responsible for and have not participated in the determination of the timing of, prices at, or quantities of the Fund to be issued or in the determination or calculation of the equation by which the Fund is to be converted into cash. The Corporations have no liability in connection with the administration, marketing or trading of the Fund. Neither the Index nor the Fund should be construed as investment advice by the Corporations.

THE CORPORATIONS MAKE NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY LICENSEE, OWNERS OF THE FUND, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE NASDAQ® CLEAN EDGE® GREEN ENERGY INDEXSM OR ANY DATA INCLUDED THEREIN.

The First Trust NASDAQ® ABA Community Bank Index Fund is not sponsored, endorsed, sold or promoted by Nasdaq, Inc. ("Nasdaq"), American Bankers Association ("ABA") or their affiliates (Nasdaq and ABA, collectively with their affiliates, are referred to as the "Corporations"). The Corporations have not passed on the legality or suitability of, or the accuracy of descriptions and disclosures relating to, the Fund. The Corporations' only relationship to First Trust Advisors L.P. is in the licensing of the Nasdaq, OMX®, American Bankers Association, ABA, and NASDAQ OMX® ABA Community Bank IndexSM trademarks, and certain trade names and service marks of the Corporations and the use of the NASDAQ OMX® ABA Community Bank IndexSM which is determined and composed by the Corporations without regard to Licensee or the Fund. THE CORPORATIONS MAKE NO WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO THE FUND.

The First Trust Chindia ETF, First Trust Natural Gas ETF and First Trust Water ETF are not sponsored, endorsed, sold or promoted by International Securities Exchange, LLC, as Index Provider. The Index Provider makes no representation or warranty, express or implied, to the owners of the Funds or any member of the public regarding the advisability of trading in the Funds. The Index Provider's only relationship to First Trust is the licensing of certain trademarks and trade names of the Index Provider and of the Indexes which are determined, composed and calculated by the Index Provider without regard to First Trust or the Funds. THE INDEX PROVIDER DOES NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF THE INDEXES OR ANY DATA INCLUDED THEREIN ND THE INDEX PROVIDER SHALL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS OR INTERRUPTIONS THEREIN.

Additional Information (Continued)

First Trust Exchange-Traded Fund

September 30, 2018 (Unaudited)

 The S&P REIT Index is a product of S&P Dow Jones Indices LLC (“SPDJI”). Standard & Poor’s® and S&P® are registered trademarks of Standard & Poor’s Financial Services LLC (“SPFS”). The foregoing marks have been licensed for use by SPDJI and sublicensed by First Trust Advisors L.P. The First Trust S&P REIT Index Fund is not sponsored, endorsed, sold or promoted by SPDJI or its affiliates. None of such parties make any representation regarding the advisability of investing in such Fund.

THE FUND IS NOT SPONSORED, ENDORSED, SOLD OR PROMOTED BY SPDJI, SPFS AND/OR ITS AFFILIATES (COLLECTIVELY, “SPDJI”). SPDJI DOES NOT MAKE ANY REPRESENTATION, CONDITION OR WARRANTY, EXPRESS OR IMPLIED, TO THE OWNERS OF THE FUND OR ANY MEMBER OF THE PUBLIC REGARDING THE ADVISABILITY OF INVESTING IN SECURITIES GENERALLY OR IN THE FUND PARTICULARLY OR THE ABILITY OF THE S&P UNITED STATES REIT INDEX TO TRACK GENERAL STOCK MARKET PERFORMANCE. SPDJI’S ONLY RELATIONSHIP TO FIRST TRUST ADVISORS L.P. (“FTA”) IS THE LICENSING OF CERTAIN TRADEMARKS AND TRADE NAMES AND OF THE S&P UNITED STATES REIT INDEX WHICH IS DETERMINED, COMPOSED AND CALCULATED BY SPDJI WITHOUT REGARD TO FTA OR THE FUND.

First Trust Total US Market AlphaDEX® ETF (TUSA)

Portfolio of Investments
September 30, 2018 (Unaudited)

gr

Shares	Description	Value

	Common Stocks — 99.9%
	Aerospace & Defense — 1.2%
115	Aerojet Rocketdyne Holdings, Inc. (a)	$3,909
95	Aerovironment, Inc. (a)	10,656
135	Axon Enterprise, Inc. (a)	9,238
114	Boeing (The) Co.	42,397
32	Curtiss-Wright Corp.	4,397
46	Esterline Technologies Corp. (a)	4,184
211	HEICO Corp.	19,541
115	Hexcel Corp.	7,711
53	Huntington Ingalls Industries, Inc.	13,572
22	Moog, Inc., Class A	1,891
41	National Presto Industries, Inc.	5,316
134	Spirit AeroSystems Holdings, Inc., Class A	12,284
96	Teledyne Technologies, Inc. (a)	23,681
74	TransDigm Group, Inc. (a)	27,550
		186,327

	Air Freight & Logistics — 0.3%
119	Atlas Air Worldwide Holdings, Inc. (a)	7,586
59	Echo Global Logistics, Inc. (a)	1,826
105	Expeditors International of Washington, Inc.	7,721
58	Forward Air Corp.	4,159
137	Hub Group, Inc., Class A (a)	6,247
115	XPO Logistics, Inc. (a)	13,129
		40,668

	Airlines — 1.2%
318	Alaska Air Group, Inc.	21,897
1,032	Delta Air Lines, Inc.	59,681
237	Hawaiian Holdings, Inc.	9,504
1,011	JetBlue Airways Corp. (a)	19,573
235	Spirit Airlines, Inc. (a)	11,038
734	United Continental Holdings, Inc. (a)	65,370
		187,063

	Auto Components — 1.1%
312	Adient PLC	12,265
548	American Axle & Manufacturing Holdings, Inc. (a)	9,557
356	BorgWarner, Inc.	15,230
324	Cooper Tire & Rubber Co.	9,169
39	Cooper-Standard Holdings, Inc. (a)	4,679
570	Dana, Inc.	10,642
50	Dorman Products, Inc. (a)	3,846
147	Fox Factory Holding Corp. (a)	10,297
666	Gentex Corp.	14,293
824	Goodyear Tire & Rubber (The) Co.	19,273
344	Lear Corp.	49,880
187	Modine Manufacturing Co. (a)	2,786
97	Stoneridge, Inc. (a)	2,883
116	Tenneco, Inc.	4,888

Shares	Description	Value

	Common Stocks (Continued)
	Auto Components (Continued)
59	Visteon Corp. (a)	$5,481
		175,169

	Automobiles — 0.6%
4,619	Ford Motor Co.	42,726
649	General Motors Co.	21,852
274	Harley-Davidson, Inc.	12,412
75	Tesla, Inc. (a)	19,858
40	Thor Industries, Inc.	3,348
84	Winnebago Industries, Inc.	2,784
		102,980

	Banks — 3.8%
32	1st Source Corp.	1,684
281	Associated Banc-Corp.	7,306
87	Banc of California, Inc.	1,644
29	BancFirst Corp.	1,738
51	BancorpSouth Bank	1,668
375	BankUnited, Inc.	13,275
254	BB&T Corp.	12,329
82	BOK Financial Corp.	7,977
79	Carolina Financial Corp.	2,980
207	Chemical Financial Corp.	11,054
229	CIT Group, Inc.	11,819
986	Citizens Financial Group, Inc.	38,030
41	Columbia Banking System, Inc.	1,590
59	Commerce Bancshares, Inc.	3,895
29	Community Bank System, Inc.	1,771
34	Community Trust Bancorp, Inc.	1,576
35	Cullen/Frost Bankers, Inc.	3,655
120	Customers Bancorp, Inc. (a)	2,824
118	East West Bancorp, Inc.	7,124
95	Enterprise Financial Services Corp.	5,040
858	F.N.B. Corp.	10,914
29	FCB Financial Holdings, Inc., Class A (a)	1,375
1,782	Fifth Third Bancorp	49,753
125	First Bancorp	5,064
223	First BanCorp (a)	2,029
10	First Citizens BancShares, Inc., Class A	4,523
265	First Hawaiian, Inc.	7,197
215	First Horizon National Corp.	3,711
41	First Interstate BancSystem, Inc., Class A	1,837
132	First Republic Bank	12,672
207	Fulton Financial Corp.	3,446
59	Great Southern Bancorp, Inc.	3,266
81	Great Western Bancorp, Inc.	3,417
165	Hancock Whitney Corp.	7,846
60	Hanmi Financial Corp.	1,494
32	Heartland Financial USA, Inc.	1,858
77	Hilltop Holdings, Inc.	1,553
170	Home BancShares, Inc.	3,723

See Notes to Portfolio of Investments

First Trust Total US Market AlphaDEX® ETF (TUSA)

Portfolio of Investments (Continued)
September 30, 2018 (Unaudited)

Shares	Description	Value

	Common Stocks (Continued)
	Banks (Continued)
191	Hope Bancorp, Inc.	$3,088
866	Huntington Bancshares, Inc.	12,921
50	IBERIABANK Corp.	4,067
22	Independent Bank Corp.	1,817
79	International Bancshares Corp.	3,555
300	Investors Bancorp, Inc.	3,681
86	Lakeland Bancorp, Inc.	1,552
167	Live Oak Bancshares, Inc.	4,476
44	National Bank Holdings Corp., Class A	1,657
45	NBT Bancorp, Inc.	1,727
119	Opus Bank	3,261
233	PacWest Bancorp	11,102
636	People’s United Financial, Inc.	10,888
189	PNC Financial Services Group (The), Inc.	25,740
85	Popular, Inc.	4,356
168	Prosperity Bancshares, Inc.	11,651
719	Regions Financial Corp.	13,194
40	S&T Bancorp, Inc.	1,734
162	Seacoast Banking Corp. of Florida (a)	4,730
30	Signature Bank	3,445
50	Southside Bancshares, Inc.	1,740
387	SunTrust Banks, Inc.	25,848
221	SVB Financial Group (a)	68,693
218	Synovus Financial Corp.	9,982
208	TCF Financial Corp.	4,952
126	Texas Capital Bancshares, Inc. (a)	10,414
84	Triumph Bancorp, Inc. (a)	3,209
52	Trustmark Corp.	1,750
151	UMB Financial Corp.	10,706
509	Umpqua Holdings Corp.	10,587
211	United Bankshares, Inc.	7,670
124	Univest Corp. of Pennsylvania	3,280
315	Valley National Bancorp	3,544
60	Webster Financial Corp.	3,538
461	Wells Fargo & Co.	24,230
136	Western Alliance Bancorp (a)	7,737
88	Wintrust Financial Corp.	7,475
146	Zions Bancorp N.A.	7,322
		605,976

	Beverages — 0.5%
23	Boston Beer (The) Co., Inc., Class A (a)	6,612
19	MGP Ingredients, Inc.	1,501
940	Molson Coors Brewing Co., Class B	57,810
143	National Beverage Corp. (a)	16,677
		82,600

	Biotechnology — 1.9%
238	Acorda Therapeutics, Inc. (a)	4,677
91	Agios Pharmaceuticals, Inc. (a)	7,018
218	Amicus Therapeutics, Inc. (a)	2,636
626	Arrowhead Pharmaceuticals, Inc. (a)	12,000
183	Athenex, Inc. (a)	2,844

Shares	Description	Value

	Common Stocks (Continued)
	Biotechnology (Continued)
136	BioMarin Pharmaceutical, Inc. (a)	$13,188
24	Bluebird Bio, Inc. (a)	3,504
145	CRISPR Therapeutics AG (a)	6,431
143	Editas Medicine, Inc. (a)	4,550
74	Enanta Pharmaceuticals, Inc. (a)	6,324
320	Exact Sciences Corp. (a)	25,254
184	FibroGen, Inc. (a)	11,178
102	Genomic Health, Inc. (a)	7,162
220	Heron Therapeutics, Inc. (a)	6,963
176	ImmunoGen, Inc. (a)	1,667
144	Immunomedics, Inc. (a)	3,000
187	Intellia Therapeutics, Inc. (a)	5,352
41	Intercept Pharmaceuticals, Inc. (a)	5,181
178	Ironwood Pharmaceuticals, Inc. (a)	3,286
501	Karyopharm Therapeutics, Inc. (a)	8,532
33	Ligand Pharmaceuticals, Inc. (a)	9,058
91	Myriad Genetics, Inc. (a)	4,186
363	Natera, Inc. (a)	8,690
195	Neurocrine Biosciences, Inc. (a)	23,975
253	PTC Therapeutics, Inc. (a)	11,891
119	REGENXBIO, Inc. (a)	8,984
73	Repligen Corp. (a)	4,049
187	Retrophin, Inc. (a)	5,372
145	Sarepta Therapeutics, Inc. (a)	23,419
231	Seattle Genetics, Inc. (a)	17,815
1,184	Sorrento Therapeutics, Inc. (a)	5,210
62	Spark Therapeutics, Inc. (a)	3,382
81	Spectrum Pharmaceuticals, Inc. (a)	1,361
89	Ultragenyx Pharmaceutical, Inc. (a)	6,794
90	uniQure N.V. (a)	3,275
150	Vertex Pharmaceuticals, Inc. (a)	28,911
46	Xencor, Inc. (a)	1,793
		308,912

	Building Products — 0.7%
65	A.O. Smith Corp.	3,469
179	Advanced Drainage Systems, Inc.	5,531
106	Apogee Enterprises, Inc.	4,380
108	Continental Building Products, Inc. (a)	4,056
137	Gibraltar Industries, Inc. (a)	6,247
479	Griffon Corp.	7,736
1,147	Johnson Controls International PLC	40,145
19	Lennox International, Inc.	4,150
325	NCI Building Systems, Inc. (a)	4,924
242	Owens Corning	13,133
30	Patrick Industries, Inc. (a)	1,776
327	PGT Innovations, Inc. (a)	7,063
55	Simpson Manufacturing Co., Inc.	3,985
82	Trex Co., Inc. (a)	6,312
140	Universal Forest Products, Inc.	4,946
		117,853

	Capital Markets — 2.4%
474	Bank of New York Mellon (The) Corp.	24,169
1,045	E*TRADE Financial Corp. (a)	54,748

See Notes to Portfolio of Investments

First Trust Total US Market AlphaDEX® ETF (TUSA)

Portfolio of Investments (Continued)
September 30, 2018 (Unaudited)

Shares	Description	Value

	Common Stocks (Continued)
	Capital Markets (Continued)
182	Evercore, Inc., Class A	$18,300
39	FactSet Research Systems, Inc.	8,725
142	Hamilton Lane, Inc., Class A	6,288
100	Houlihan Lokey, Inc.	4,493
178	Interactive Brokers Group, Inc., Class A	9,845
1,925	Invesco Ltd.	44,044
78	Lazard Ltd., Class A	3,754
246	Legg Mason, Inc.	7,683
293	LPL Financial Holdings, Inc.	18,902
29	Moelis & Co., Class A	1,589
225	Moody’s Corp.	37,620
270	Morgan Stanley	12,574
149	Morningstar, Inc.	18,759
93	MSCI, Inc.	16,499
32	PJT Partners, Inc., Class A	1,675
143	Raymond James Financial, Inc.	13,163
125	S&P Global, Inc.	24,424
147	Stifel Financial Corp.	7,535
330	T. Rowe Price Group, Inc.	36,030
475	TPG Specialty Lending, Inc.	9,685
27	Virtus Investment Partners, Inc.	3,071
474	Waddell & Reed Financial, Inc., Class A	10,039
		393,614

	Chemicals — 2.4%
186	AdvanSix, Inc. (a)	6,315
98	Ashland Global Holdings, Inc.	8,218
127	Axalta Coating Systems Ltd. (a)	3,703
35	Balchem Corp.	3,923
230	Celanese Corp.	26,220
259	CF Industries Holdings, Inc.	14,100
173	Chemours (The) Co.	6,823
639	Eastman Chemical Co.	61,165
129	FMC Corp.	11,246
64	H.B. Fuller Co.	3,307
657	Huntsman Corp.	17,890
42	Ingevity Corp. (a)	4,279
36	Innophos Holdings, Inc.	1,598
44	Innospec, Inc.	3,377
69	KMG Chemicals, Inc.	5,214
37	Kraton Corp. (a)	1,745
582	LyondellBasell Industries N.V., Class A	59,661
91	Minerals Technologies, Inc.	6,152
274	Mosaic (The) Co.	8,899
19	NewMarket Corp.	7,705
133	Olin Corp.	3,415
294	Platform Specialty Products Corp. (a)	3,666
123	PPG Industries, Inc.	13,423
499	Rayonier Advanced Materials, Inc.	9,197
131	RPM International, Inc.	8,507
63	Sherwin-Williams (The) Co.	28,678

Shares	Description	Value

	Common Stocks (Continued)
	Chemicals (Continued)
66	Stepan Co.	$5,743
96	Trinseo S.A.	7,517
178	Valvoline, Inc.	3,829
475	Westlake Chemical Corp.	39,477
		384,992

	Commercial Services & Supplies — 1.8%
234	ABM Industries, Inc.	7,546
492	ACCO Brands Corp.	5,560
68	Advanced Disposal Services, Inc. (a)	1,841
44	Brady Corp., Class A	1,925
193	Brink’s (The) Co.	13,462
133	Casella Waste Systems, Inc., Class A (a)	4,131
106	Cimpress N.V. (a)	14,481
346	Cintas Corp.	68,442
61	Clean Harbors, Inc. (a)	4,366
339	Copart, Inc. (a)	17,469
207	Covanta Holding Corp.	3,364
103	Deluxe Corp.	5,865
89	Healthcare Services Group, Inc.	3,615
151	Herman Miller, Inc.	5,798
92	HNI Corp.	4,070
210	KAR Auction Services, Inc.	12,535
246	Knoll, Inc.	5,769
87	Matthews International Corp., Class A	4,363
108	McGrath RentCorp	5,883
73	Mobile Mini, Inc.	3,201
105	Multi-Color Corp.	6,536
199	Pitney Bowes, Inc.	1,409
328	Quad/Graphics, Inc.	6,836
561	Republic Services, Inc.	40,762
146	Rollins, Inc.	8,861
92	SP Plus Corp. (a)	3,358
379	Steelcase, Inc., Class A	7,011
59	Stericycle, Inc. (a)	3,462
29	Tetra Tech, Inc.	1,981
19	UniFirst Corp.	3,299
80	US Ecology, Inc.	5,900
63	Viad Corp.	3,733
		286,834

	Communications Equipment — 1.6%
76	Applied Optoelectronics, Inc. (a)	1,874
149	Arista Networks, Inc. (a)	39,613
104	Casa Systems, Inc. (a)	1,534
321	Ciena Corp. (a)	10,028
394	CommScope Holding Co., Inc. (a)	12,119
192	EchoStar Corp., Class A (a)	8,903
89	F5 Networks, Inc. (a)	17,748
63	InterDigital, Inc.	5,040
140	Juniper Networks, Inc.	4,196
439	Motorola Solutions, Inc.	57,132
230	NetScout Systems, Inc. (a)	5,808

See Notes to Portfolio of Investments

First Trust Total US Market AlphaDEX® ETF (TUSA)

Portfolio of Investments (Continued)
September 30, 2018 (Unaudited)

Shares	Description	Value

	Common Stocks (Continued)
	Communications Equipment (Continued)
311	Palo Alto Networks, Inc. (a)	$70,056
226	Ubiquiti Networks, Inc.	22,342
		256,393

	Construction & Engineering — 0.6%
348	AECOM (a)	11,366
112	Comfort Systems USA, Inc.	6,317
151	EMCOR Group, Inc.	11,341
78	Fluor Corp.	4,532
31	Granite Construction, Inc.	1,417
121	Jacobs Engineering Group, Inc.	9,256
475	KBR, Inc.	10,037
378	MasTec, Inc. (a)	16,878
188	Primoris Services Corp.	4,666
574	Quanta Services, Inc. (a)	19,160
462	Tutor Perini Corp. (a)	8,685
		103,655

	Construction Materials — 0.0%
73	Eagle Materials, Inc.	6,223

	Consumer Finance — 1.1%
1,460	Ally Financial, Inc.	38,617
278	Capital One Financial Corp.	26,391
43	Credit Acceptance Corp. (a)	18,837
140	Encore Capital Group, Inc. (a)	5,019
76	FirstCash, Inc.	6,232
93	Green Dot Corp., Class A (a)	8,260
392	Navient Corp.	5,284
87	Nelnet, Inc., Class A	4,974
461	OneMain Holdings, Inc. (a)	15,494
177	PRA Group, Inc. (a)	6,372
1,004	Santander Consumer USA Holdings, Inc.	20,120
670	SLM Corp. (a)	7,470
383	Synchrony Financial	11,904
31	World Acceptance Corp. (a)	3,545
		178,519

	Containers & Packaging — 1.2%
123	AptarGroup, Inc.	13,252
75	Avery Dennison Corp.	8,126
182	Bemis Co., Inc.	8,845
86	Crown Holdings, Inc. (a)	4,128
528	Graphic Packaging Holding Co.	7,397
96	Greif, Inc., Class A	5,152
982	International Paper Co.	48,265
913	Owens-Illinois, Inc. (a)	17,155
34	Packaging Corp. of America	3,730
191	Silgan Holdings, Inc.	5,310
219	Sonoco Products Co.	12,155
1,121	WestRock Co.	59,906
		193,421

Shares	Description	Value

	Common Stocks (Continued)
	Distributors — 0.1%
150	Core-Mark Holding Co., Inc.	$5,094
102	Pool Corp.	17,022
		22,116

	Diversified Consumer Services — 0.6%
149	Bright Horizons Family Solutions, Inc. (a)	17,558
316	Career Education Corp. (a)	4,718
122	Chegg, Inc. (a)	3,469
14	Graham Holdings Co., Class B	8,110
138	Grand Canyon Education, Inc. (a)	15,566
669	Houghton Mifflin Harcourt Co. (a)	4,683
476	Laureate Education, Inc., Class A (a)	7,349
107	Service Corp. International	4,729
258	ServiceMaster Global Holdings, Inc. (a)	16,004
15	Strategic Education, Inc.	2,056
190	Weight Watchers International, Inc. (a)	13,678
		97,920

	Diversified Financial Services — 0.4%
274	Berkshire Hathaway, Inc., Class B (a)	58,666
168	Jefferies Financial Group, Inc.	3,689
		62,355

	Diversified Telecommunication Services — 1.6%
1,991	AT&T, Inc.	66,858
130	ATN International, Inc.	9,604
3,429	CenturyLink, Inc.	72,695
552	Consolidated Communications Holdings, Inc.	7,198
529	Iridium Communications, Inc. (a)	11,902
1,271	Verizon Communications, Inc.	67,859
397	Vonage Holdings Corp. (a)	5,622
315	Zayo Group Holdings, Inc. (a)	10,937
		252,675

	Electric Utilities — 2.6%
66	ALLETE, Inc.	4,951
272	Alliant Energy Corp.	11,579
369	American Electric Power Co., Inc.	26,155
485	Duke Energy Corp.	38,810
202	Edison International	13,671
58	El Paso Electric Co.	3,318
317	Entergy Corp.	25,718
654	Eversource Energy	40,182
1,201	Exelon Corp.	52,436
712	FirstEnergy Corp.	26,465
99	Hawaiian Electric Industries, Inc.	3,523
125	IDACORP, Inc.	12,404
54	MGE Energy, Inc.	3,448
545	OGE Energy Corp.	19,794

See Notes to Portfolio of Investments

First Trust Total US Market AlphaDEX® ETF (TUSA)

Portfolio of Investments (Continued)
September 30, 2018 (Unaudited)

Shares	Description	Value

	Common Stocks (Continued)
	Electric Utilities (Continued)
36	Otter Tail Corp.	$1,724
1,202	PG&E Corp. (a)	55,304
191	Pinnacle West Capital Corp.	15,123
87	PNM Resources, Inc.	3,432
359	Portland General Electric Co.	16,374
896	PPL Corp.	26,217
560	Xcel Energy, Inc.	26,438
		427,066

	Electrical Equipment — 1.0%
132	Acuity Brands, Inc.	20,750
164	Atkore International Group, Inc. (a)	4,351
118	AZZ, Inc.	5,959
855	Eaton Corp. PLC	74,154
180	Encore Wire Corp.	9,018
23	EnerSys	2,004
99	Generac Holdings, Inc. (a)	5,584
73	Hubbell, Inc.	9,751
84	Regal Beloit Corp.	6,926
518	Sunrun, Inc. (a)	6,444
292	TPI Composites, Inc. (a)	8,337
195	Vicor Corp. (a)	8,970
		162,248

	Electronic Equipment, Instruments & Components — 1.2%
147	Amphenol Corp., Class A	13,821
81	Anixter International, Inc. (a)	5,694
203	Arrow Electronics, Inc. (a)	14,965
56	Belden, Inc.	3,999
238	CDW Corp.	21,163
62	Dolby Laboratories, Inc., Class A	4,338
18	ePlus, Inc. (a)	1,669
185	Fabrinet (a)	8,558
32	FARO Technologies, Inc. (a)	2,059
221	FLIR Systems, Inc.	13,585
40	II-VI, Inc. (a)	1,892
104	Insight Enterprises, Inc. (a)	5,625
58	IPG Photonics Corp. (a)	9,052
554	Jabil, Inc.	15,002
353	KEMET Corp. (a)	6,548
68	Littelfuse, Inc.	13,457
85	Methode Electronics, Inc.	3,077
130	MTS Systems Corp.	7,118
127	ScanSource, Inc. (a)	5,067
159	SYNNEX Corp.	13,467
187	Tech Data Corp. (a)	13,384
117	Trimble, Inc. (a)	5,085
194	TTM Technologies, Inc. (a)	3,087
		191,712

	Energy Equipment & Services — 0.9%
284	Archrock, Inc.	3,465
361	C&J Energy Services, Inc. (a)	7,509

Shares	Description	Value

	Common Stocks (Continued)
	Energy Equipment & Services (Continued)
245	Diamond Offshore Drilling, Inc. (a) (b)	$4,900
204	Exterran Corp. (a)	5,412
818	Helix Energy Solutions Group, Inc. (a)	8,082
301	Helmerich & Payne, Inc.	20,700
251	Mammoth Energy Services, Inc.	7,304
260	McDermott International, Inc. (a)	4,792
797	Nabors Industries Ltd.	4,909
158	Newpark Resources, Inc. (a)	1,635
268	Oceaneering International, Inc. (a)	7,397
852	Patterson-UTI Energy, Inc.	14,578
435	ProPetro Holding Corp. (a)	7,173
1,316	RPC, Inc.	20,372
119	SEACOR Holdings, Inc. (a)	5,880
350	Superior Energy Services, Inc. (a)	3,409
332	U.S. Silica Holdings, Inc. (b)	6,251
333	Unit Corp. (a)	8,678
1,166	Weatherford International PLC (a)	3,160
		145,606

	Entertainment — 2.1%
335	Activision Blizzard, Inc.	27,869
437	Cinemark Holdings, Inc.	17,567
272	Electronic Arts, Inc. (a)	32,773
1,329	Glu Mobile, Inc. (a)	9,900
395	Live Nation Entertainment, Inc. (a)	21,516
62	Madison Square Garden (The) Co., Class A (a)	19,550
210	Marcus (The) Corp.	8,830
163	Netflix, Inc. (a)	60,983
108	Take-Two Interactive Software, Inc. (a)	14,903
2,120	Viacom, Inc., Class B	71,571
366	Walt Disney (The) Co.	42,800
94	World Wrestling Entertainment, Inc., Class A	9,093
419	Zynga, Inc., Class A (a)	1,680
		339,035

	Equity Real Estate Investment Trusts — 2.5%
363	Alexander & Baldwin, Inc.	8,236
89	American Campus Communities, Inc.	3,663
220	Brixmor Property Group, Inc.	3,852
1,224	CBL & Associates Properties, Inc. (b)	4,884
241	Chatham Lodging Trust	5,035
162	Chesapeake Lodging Trust	5,195
285	CoreCivic, Inc.	6,934
59	Corporate Office Properties Trust	1,760
792	Cousins Properties, Inc.	7,041
357	CubeSmart	10,185
131	CyrusOne, Inc.	8,305
417	DiamondRock Hospitality Co.	4,866
265	Duke Realty Corp.	7,518
100	Empire State Realty Trust, Inc., Class A	1,661

See Notes to Portfolio of Investments

First Trust Total US Market AlphaDEX® ETF (TUSA)

Portfolio of Investments (Continued)
September 30, 2018 (Unaudited)

Shares	Description	Value

	Common Stocks (Continued)
	Equity Real Estate Investment Trusts (Continued)
237	EPR Properties	$16,213
216	Equity Commonwealth (a)	6,931
41	Equity LifeStyle Properties, Inc.	3,954
115	Extra Space Storage, Inc.	9,964
672	Forest City Realty Trust, Inc., Class A	16,860
398	Franklin Street Properties Corp.	3,180
62	GEO Group (The), Inc.	1,560
215	Government Properties Income Trust	2,427
397	Hersha Hospitality Trust	9,000
76	Highwoods Properties, Inc.	3,592
536	Hospitality Properties Trust	15,458
1,213	Host Hotels & Resorts, Inc.	25,594
217	Hudson Pacific Properties, Inc.	7,100
110	Iron Mountain, Inc.	3,797
50	Kilroy Realty Corp.	3,585
903	Kimco Realty Corp.	15,116
86	Liberty Property Trust	3,634
79	Life Storage, Inc.	7,518
252	Mack-Cali Realty Corp.	5,358
546	Medical Properties Trust, Inc.	8,141
77	Mid-America Apartment Communities, Inc.	7,714
87	National Retail Properties, Inc.	3,899
111	National Storage Affiliates Trust	2,824
123	Omega Healthcare Investors, Inc.	4,031
176	Outfront Media, Inc.	3,511
257	Piedmont Office Realty Trust, Inc., Class A	4,865
198	Rayonier, Inc.	6,694
62	Regency Centers Corp.	4,010
522	RLJ Lodging Trust	11,500
139	Ryman Hospitality Properties, Inc.	11,978
314	Sabra Health Care REIT, Inc.	7,260
303	Select Income REIT	6,648
848	Senior Housing Properties Trust	14,891
77	SL Green Realty Corp.	7,510
425	Spirit Realty Capital, Inc.	3,426
40	Sun Communities, Inc.	4,062
692	Sunstone Hotel Investors, Inc.	11,321
86	Uniti Group, Inc.	1,733
150	Urstadt Biddle Properties, Inc., Class A	3,194
2,062	VEREIT, Inc.	14,970
1,051	Washington Prime Group, Inc.	7,672
374	Weingarten Realty Investors	11,130
280	Xenia Hotels & Resorts, Inc.	6,636
		409,596

	Food & Staples Retailing — 1.0%
199	Andersons (The), Inc.	7,492
183	Casey’s General Stores, Inc.	23,627
2,246	Kroger (The) Co.	65,381
209	Performance Food Group Co. (a)	6,960
200	United Natural Foods, Inc. (a)	5,990
406	US Foods Holding Corp. (a)	12,513

Shares	Description	Value

	Common Stocks (Continued)
	Food & Staples Retailing (Continued)
639	Walgreens Boots Alliance, Inc.	$46,583
		168,546

	Food Products — 2.7%
837	Archer-Daniels-Midland Co.	42,076
57	B&G Foods, Inc. (b)	1,565
110	Bunge Ltd.	7,558
35	Calavo Growers, Inc.	3,381
257	Darling Ingredients, Inc. (a)	4,965
649	Dean Foods Co.	4,608
368	Flowers Foods, Inc.	6,867
153	Fresh Del Monte Produce, Inc.	5,185
248	Freshpet, Inc. (a)	9,101
578	General Mills, Inc.	24,808
129	Hain Celestial Group (The), Inc. (a)	3,498
344	Hormel Foods Corp.	13,554
626	Hostess Brands, Inc. (a)	6,930
139	Ingredion, Inc.	14,589
11	J&J Snack Foods Corp.	1,660
595	J.M. Smucker (The) Co.	61,053
23	John B. Sanfilippo & Son, Inc.	1,642
1,018	Kraft Heinz (The) Co.	56,102
280	Lamb Weston Holdings, Inc.	18,648
330	McCormick & Co., Inc.	43,477
952	Pilgrim’s Pride Corp. (a)	17,222
178	Post Holdings, Inc. (a)	17,451
81	Sanderson Farms, Inc.	8,373
55	Tootsie Roll Industries, Inc.	1,609
929	Tyson Foods, Inc., Class A	55,303
		431,225

	Gas Utilities — 0.5%
170	Atmos Energy Corp.	15,964
42	Chesapeake Utilities Corp.	3,524
362	National Fuel Gas Co.	20,294
77	New Jersey Resources Corp.	3,549
46	ONE Gas, Inc.	3,785
51	South Jersey Industries, Inc.	1,799
67	Southwest Gas Holdings, Inc.	5,295
96	Spire, Inc.	7,061
294	UGI Corp.	16,311
		77,582

	Health Care Equipment & Supplies — 3.4%
47	ABIOMED, Inc. (a)	21,138
187	Align Technology, Inc. (a)	73,158
189	AtriCure, Inc. (a)	6,621
169	AxoGen, Inc. (a)	6,228
39	Cantel Medical Corp.	3,590
53	Cardiovascular Systems, Inc. (a)	2,074
1,022	Cerus Corp. (a)	7,369
70	CONMED Corp.	5,545
32	Cooper (The) Cos., Inc.	8,869
202	DexCom, Inc. (a)	28,894

See Notes to Portfolio of Investments

First Trust Total US Market AlphaDEX® ETF (TUSA)

Portfolio of Investments (Continued)
September 30, 2018 (Unaudited)

Shares	Description	Value

	Common Stocks (Continued)
	Health Care Equipment & Supplies (Continued)
88	Edwards Lifesciences Corp. (a)	$15,321
126	Glaukos Corp. (a)	8,177
34	Globus Medical, Inc., Class A (a)	1,930
57	Haemonetics Corp. (a)	6,531
88	Hill-Rom Holdings, Inc.	8,307
96	Hologic, Inc. (a)	3,934
66	ICU Medical, Inc. (a)	18,662
176	IDEXX Laboratories, Inc. (a)	43,940
46	Inogen, Inc. (a)	11,230
179	Insulet Corp. (a)	18,965
105	Integer Holdings Corp. (a)	8,710
298	Integra LifeSciences Holdings Corp. (a)	19,629
107	Intuitive Surgical, Inc. (a)	61,418
84	iRhythm Technologies, Inc. (a)	7,952
76	K2M Group Holdings, Inc. (a)	2,080
118	Masimo Corp. (a)	14,696
100	Merit Medical Systems, Inc. (a)	6,145
64	Neogen Corp. (a)	4,578
273	Novocure Ltd. (a)	14,305
50	Penumbra, Inc. (a)	7,485
128	Quidel Corp. (a)	8,342
123	ResMed, Inc.	14,187
275	STAAR Surgical Co. (a)	13,200
76	Stryker Corp.	13,504
164	Tactile Systems Technology, Inc. (a)	11,652
43	Teleflex, Inc.	11,442
1,955	TransEnterix, Inc. (a) (b)	11,339
46	Varex Imaging Corp. (a)	1,318
77	West Pharmaceutical Services, Inc.	9,507
66	Wright Medical Group N.V. (a)	1,915
		543,887

	Health Care Providers & Services — 3.9%
167	Acadia Healthcare Co., Inc. (a)	5,878
80	Amedisys, Inc. (a)	9,997
59	AMN Healthcare Services, Inc. (a)	3,227
54	Anthem, Inc.	14,799
189	BioTelemetry, Inc. (a)	12,181
524	Cardinal Health, Inc.	28,296
518	Centene Corp. (a)	74,996
59	Chemed Corp.	18,855
32	CorVel Corp. (a)	1,928
994	CVS Health Corp.	78,248
227	Encompass Health Corp.	17,695
499	HCA Healthcare, Inc.	69,421
91	HealthEquity, Inc. (a)	8,591
105	Henry Schein, Inc. (a)	8,928
284	Laboratory Corp. of America Holdings (a)	49,325
80	LHC Group, Inc. (a)	8,239
140	LifePoint Health, Inc. (a)	9,016
53	Magellan Health, Inc. (a)	3,819

Shares	Description	Value

	Common Stocks (Continued)
	Health Care Providers & Services (Continued)
443	MEDNAX, Inc. (a)	$20,670
73	National HealthCare Corp.	5,502
46	National Research Corp.	1,776
408	Owens & Minor, Inc.	6,740
376	Patterson Cos., Inc.	9,193
94	Premier, Inc., Class A (a)	4,303
43	Providence Service (The) Corp. (a)	2,893
116	Quest Diagnostics, Inc.	12,518
982	R1 RCM, Inc. (a)	9,977
188	Select Medical Holdings Corp. (a)	3,459
254	Tenet Healthcare Corp. (a)	7,229
175	Triple-S Management Corp., Class B (a)	3,306
260	UnitedHealth Group, Inc.	69,170
172	Universal Health Services, Inc., Class B	21,989
71	US Physical Therapy, Inc.	8,421
78	WellCare Health Plans, Inc. (a)	24,998
		635,583

	Health Care Technology — 0.5%
72	athenahealth, Inc. (a)	9,619
79	HMS Holdings Corp. (a)	2,592
191	Medidata Solutions, Inc. (a)	14,002
65	Omnicell, Inc. (a)	4,674
133	Tabula Rasa HealthCare, Inc. (a)	10,798
147	Teladoc Health, Inc. (a)	12,694
200	Veeva Systems, Inc., Class A (a)	21,774
57	Vocera Communications, Inc. (a)	2,085
		78,238

	Hotels, Restaurants & Leisure — 1.9%
311	Aramark	13,379
755	BBX Capital Corp.	5,602
57	BJ’s Restaurants, Inc.	4,115
85	Bloomin’ Brands, Inc.	1,682
332	Boyd Gaming Corp.	11,238
179	Brinker International, Inc.	8,365
62	Cheesecake Factory (The), Inc.	3,320
50	Choice Hotels International, Inc.	4,165
65	Churchill Downs, Inc.	18,051
98	Cracker Barrel Old Country Store, Inc. (b)	14,419
107	Darden Restaurants, Inc.	11,897
321	Denny’s Corp. (a)	4,725
68	Domino’s Pizza, Inc.	20,046
222	Dunkin’ Brands Group, Inc.	16,366
175	Eldorado Resorts, Inc. (a)	8,505
99	Hyatt Hotels Corp., Class A	7,879
191	International Speedway Corp., Class A	8,366
335	Las Vegas Sands Corp.	19,876
101	Marriott International, Inc., Class A	13,335
33	Papa John’s International, Inc.	1,692

See Notes to Portfolio of Investments

First Trust Total US Market AlphaDEX® ETF (TUSA)

Portfolio of Investments (Continued)
September 30, 2018 (Unaudited)

Shares	Description	Value

	Common Stocks (Continued)
	Hotels, Restaurants & Leisure (Continued)
152	Penn National Gaming, Inc. (a)	$5,004
39	Planet Fitness, Inc., Class A (a)	2,107
51	Red Rock Resorts, Inc., Class A	1,359
243	Ruth’s Hospitality Group, Inc.	7,667
312	Scientific Games Corp. (a)	7,925
129	Shake Shack, Inc., Class A (a)	8,128
164	Six Flags Entertainment Corp.	11,450
99	Sonic Corp.	4,291
293	Texas Roadhouse, Inc.	20,302
56	Vail Resorts, Inc.	15,368
223	Wendy’s (The) Co.	3,822
98	Wingstop, Inc.	6,690
77	Wynn Resorts Ltd.	9,784
		300,920

	Household Durables — 1.1%
32	Cavco Industries, Inc. (a)	8,096
162	Century Communities, Inc. (a)	4,252
126	Garmin Ltd.	8,826
23	iRobot Corp. (a)	2,528
125	KB Home	2,989
167	La-Z-Boy, Inc.	5,277
86	Leggett & Platt, Inc.	3,766
487	Lennar Corp., Class A	22,738
30	LGI Homes, Inc. (a)	1,423
277	M.D.C. Holdings, Inc.	8,194
194	Meritage Homes Corp. (a)	7,741
2,479	Newell Brands, Inc.	50,324
3	NVR, Inc. (a)	7,412
401	PulteGroup, Inc.	9,933
146	Skyline Champion Corp.	4,171
246	Taylor Morrison Home Corp., Class A (a)	4,438
518	Toll Brothers, Inc.	17,109
43	TopBuild Corp. (a)	2,443
209	TRI Pointe Group, Inc. (a)	2,592
294	William Lyon Homes, Class A (a)	4,672
		178,924

	Household Products — 0.1%
85	Central Garden & Pet Co., Class A (a)	2,817
144	Church & Dwight Co., Inc.	8,550
54	Energizer Holdings, Inc.	3,167
21	Spectrum Brands Holdings, Inc.	1,569
12	WD-40 Co.	2,065
		18,168

	Independent Power and Renewable Electricity Producers — 0.2%
572	AES Corp.	8,008
198	Clearway Energy, Inc., Class C	3,811
374	NRG Energy, Inc.	13,988
		25,807

Shares	Description	Value

	Common Stocks (Continued)
	Industrial Conglomerates — 0.1%
141	Carlisle Cos., Inc.	$17,174
89	Raven Industries, Inc.	4,072
		21,246

	Insurance — 4.8%
1,189	Aflac, Inc.	55,966
6	Alleghany Corp.	3,915
420	Allstate (The) Corp.	41,454
344	Ambac Financial Group, Inc. (a)	7,024
95	American Equity Investment Life Holding Co.	3,359
71	American Financial Group, Inc.	7,879
71	American National Insurance Co.	9,180
435	Arch Capital Group Ltd. (a)	12,967
176	Arthur J. Gallagher & Co.	13,101
149	Assurant, Inc.	16,085
536	Assured Guaranty Ltd.	22,635
437	Athene Holding Ltd., Class A (a)	22,575
95	Brighthouse Financial, Inc. (a)	4,203
415	Brown & Brown, Inc.	12,272
101	Chubb Ltd.	13,498
383	Cincinnati Financial Corp.	29,418
560	CNA Financial Corp.	25,564
806	CNO Financial Group, Inc.	17,103
127	Employers Holdings, Inc.	5,753
8	Enstar Group Ltd. (a)	1,668
32	Erie Indemnity Co., Class A	4,081
33	Everest Re Group Ltd.	7,540
65	FBL Financial Group, Inc., Class A	4,891
408	Fidelity National Financial, Inc.	16,055
297	First American Financial Corp.	15,322
32	Hanover Insurance Group (The), Inc.	3,948
114	Horace Mann Educators Corp.	5,119
94	Kinsale Capital Group, Inc.	6,003
617	Lincoln National Corp.	41,746
265	Loews Corp.	13,311
38	Mercury General Corp.	1,906
587	MetLife, Inc.	27,425
65	National General Holdings Corp.	1,745
23	National Western Life Group, Inc., Class A	7,342
770	Old Republic International Corp.	17,233
115	Primerica, Inc.	13,863
725	Principal Financial Group, Inc.	42,478
96	ProAssurance Corp.	4,507
648	Progressive (The) Corp.	46,034
547	Prudential Financial, Inc.	55,422
144	Reinsurance Group of America, Inc.	20,817
20	Safety Insurance Group, Inc.	1,792
31	Selective Insurance Group, Inc.	1,968
682	Third Point Reinsurance Ltd. (a)	8,866
236	Torchmark Corp.	20,459
104	Travelers (The) Cos., Inc.	13,490
221	Trupanion, Inc. (a) (b)	7,896

See Notes to Portfolio of Investments

First Trust Total US Market AlphaDEX® ETF (TUSA)

Portfolio of Investments (Continued)
September 30, 2018 (Unaudited)

Shares	Description	Value

	Common Stocks (Continued)
	Insurance (Continued)
87	United Insurance Holdings Corp.	$1,947
146	Universal Insurance Holdings, Inc.	7,088
518	Unum Group	20,238
159	W.R. Berkley Corp.	12,709
		778,860

	Interactive Media & Services — 0.8%
23	Alphabet, Inc., Class A (a)	27,763
301	Cars.com, Inc. (a)	8,311
263	Facebook, Inc., Class A (a)	43,253
76	IAC/InterActiveCorp (a)	16,471
586	Twitter, Inc. (a)	16,677
213	XO Group, Inc. (a)	7,344
260	Zillow Group, Inc., Class C (a)	11,505
		131,324

	Internet & Direct Marketing Retail — 1.4%
544	1-800-Flowers.com, Inc., Class A (a)	6,419
38	Amazon.com, Inc. (a)	76,114
202	Etsy, Inc. (a)	10,379
183	GrubHub, Inc. (a)	25,367
155	Liberty Expedia Holdings, Inc., Class A (a)	7,291
3,012	Qurate Retail, Inc. (a)	66,897
76	Shutterfly, Inc. (a)	5,008
27	Stamps.com, Inc. (a)	6,107
161	Wayfair, Inc., Class A (a)	23,775
		227,357

	IT Services — 4.5%
157	Accenture PLC, Class A	26,721
52	Akamai Technologies, Inc. (a)	3,804
382	Automatic Data Processing, Inc.	57,552
143	Black Knight, Inc. (a)	7,429
87	Booz Allen Hamilton Holding Corp.	4,318
133	Broadridge Financial Solutions, Inc.	17,549
41	CACI International, Inc., Class A (a)	7,550
195	Carbonite, Inc. (a)	6,952
162	Cognizant Technology Solutions Corp., Class A	12,498
375	Conduent, Inc. (a)	8,445
221	CoreLogic, Inc. (a)	10,920
793	DXC Technology Co.	74,161
514	Endurance International Group Holdings, Inc. (a)	4,523
154	EPAM Systems, Inc. (a)	21,206
92	Euronet Worldwide, Inc. (a)	9,220
366	First Data Corp., Class A (a)	8,956
182	FleetCor Technologies, Inc. (a)	41,467
132	Genpact Ltd.	4,040

Shares	Description	Value

	Common Stocks (Continued)
	IT Services (Continued)
163	GoDaddy, Inc., Class A (a)	$13,593
38	GTT Communications, Inc. (a)	1,649
59	Jack Henry & Associates, Inc.	9,445
130	Leidos Holdings, Inc.	8,991
127	ManTech International Corp., Class A	8,039
260	Mastercard, Inc., Class A	57,879
110	NIC, Inc.	1,628
169	Okta, Inc. (a)	11,891
614	PayPal Holdings, Inc. (a)	53,934
651	Presidio, Inc.	9,928
623	Sabre Corp.	16,248
1,037	Square, Inc., Class A (a)	102,673
119	Sykes Enterprises, Inc. (a)	3,628
159	Syntel, Inc. (a)	6,516
152	Twilio, Inc., Class A (a)	13,115
84	VeriSign, Inc. (a)	13,450
105	Virtusa Corp. (a)	5,639
290	Visa, Inc., Class A	43,526
101	WEX, Inc. (a)	20,277
		729,360

	Leisure Products — 0.3%
69	Acushnet Holdings Corp.	1,893
59	Brunswick Corp.	3,954
449	Callaway Golf Co.	10,906
101	Johnson Outdoors, Inc., Class A	9,392
203	Malibu Boats, Inc., Class A (a)	11,108
32	Polaris Industries, Inc.	3,231
61	Sturm Ruger & Co., Inc.	4,212
		44,696

	Life Sciences Tools & Services — 1.4%
40	Bio-Rad Laboratories, Inc., Class A (a)	12,520
52	Bio-Techne Corp.	10,614
132	Bruker Corp.	4,415
68	Charles River Laboratories International, Inc. (a)	9,149
183	Illumina, Inc. (a)	67,172
384	IQVIA Holdings, Inc. (a)	49,820
58	Luminex Corp.	1,758
158	Medpace Holdings, Inc. (a)	9,466
520	NeoGenomics, Inc. (a)	7,982
52	PerkinElmer, Inc.	5,058
165	PRA Health Sciences, Inc. (a)	18,181
123	Thermo Fisher Scientific, Inc.	30,022
		226,157

	Machinery — 2.9%
253	AGCO Corp.	15,380
284	Allison Transmission Holdings, Inc.	14,771
40	Altra Industrial Motion Corp.	1,652
57	Astec Industries, Inc.	2,873
95	Crane Co.	9,343
85	Donaldson Co., Inc.	4,952

See Notes to Portfolio of Investments

First Trust Total US Market AlphaDEX® ETF (TUSA)

Portfolio of Investments (Continued)
September 30, 2018 (Unaudited)

Shares	Description	Value

	Common Stocks (Continued)
	Machinery (Continued)
106	Douglas Dynamics, Inc.	$4,653
524	Dover Corp.	46,390
88	ESCO Technologies, Inc.	5,988
147	Federal Signal Corp.	3,937
38	Franklin Electric Co., Inc.	1,796
261	Gardner Denver Holdings, Inc. (a)	7,397
49	Gorman-Rupp (The) Co.	1,789
169	Graco, Inc.	7,831
162	Greenbrier (The) Cos., Inc.	9,736
231	Harsco Corp. (a)	6,595
53	Hyster-Yale Materials Handling, Inc.	3,261
28	IDEX Corp.	4,219
142	Ingersoll-Rand PLC	14,527
147	ITT, Inc.	9,005
18	Kadant, Inc.	1,941
534	Kennametal, Inc.	23,261
87	Lincoln Electric Holdings, Inc.	8,129
198	Manitowoc (The) Co., Inc. (a)	4,750
248	Meritor, Inc. (a)	4,801
58	Mueller Industries, Inc.	1,681
291	Mueller Water Products, Inc., Class A	3,349
471	Navistar International Corp. (a)	18,134
30	Nordson Corp.	4,167
273	Oshkosh Corp.	19,449
825	PACCAR, Inc.	56,257
164	Parker-Hannifin Corp.	30,165
29	Proto Labs, Inc. (a)	4,691
95	Snap-on, Inc.	17,442
78	SPX FLOW, Inc. (a)	4,056
17	Standex International Corp.	1,772
273	Terex Corp.	10,895
440	Timken (The) Co.	21,934
116	TriMas Corp. (a)	3,526
560	Trinity Industries, Inc.	20,518
456	Wabash National Corp.	8,313
98	WABCO Holdings, Inc. (a)	11,558
39	Wabtec Corp.	4,090
100	Woodward, Inc.	8,086
		469,060

	Marine — 0.2%
230	Kirby Corp. (a)	18,918
222	Matson, Inc.	8,800
		27,718

	Media — 1.8%
899	Altice USA, Inc., Class A	16,308
110	AMC Networks, Inc., Class A (a)	7,297
15	Cable One, Inc.	13,254
1,949	Comcast Corp., Class A	69,014
571	DISH Network Corp., Class A (a)	20,419
1,129	Entercom Communications Corp., Class A	8,919
478	Gannett Co., Inc.	4,785
328	Interpublic Group of Cos. (The), Inc.	7,501

Shares	Description	Value

	Common Stocks (Continued)
	Media (Continued)
55	John Wiley & Sons, Inc., Class A	$3,333
844	Liberty Broadband Corp., Class C (a)	71,149
142	MSG Networks, Inc., Class A (a)	3,664
203	National CineMedia, Inc.	2,150
92	New Media Investment Group, Inc.	1,443
69	Nexstar Media Group, Inc., Class A	5,617
266	Sinclair Broadcast Group, Inc., Class A	7,541
5,665	Sirius XM Holdings, Inc.	35,803
472	TEGNA, Inc.	5,645
		283,842

	Metals & Mining — 1.3%
246	Alcoa Corp. (a)	9,938
68	Allegheny Technologies, Inc. (a)	2,009
97	Carpenter Technology Corp.	5,718
433	Century Aluminum Co. (a)	5,183
404	Cleveland-Cliffs, Inc. (a)	5,115
224	Coeur Mining, Inc. (a)	1,194
161	Commercial Metals Co.	3,304
2,963	Freeport-McMoRan, Inc.	41,245
490	Hecla Mining Co.	1,367
32	Materion Corp.	1,936
818	Nucor Corp.	51,902
219	Reliance Steel & Aluminum Co.	18,679
41	Royal Gold, Inc.	3,160
253	Schnitzer Steel Industries, Inc., Class A	6,844
418	Steel Dynamics, Inc.	18,889
636	SunCoke Energy, Inc. (a)	7,390
552	United States Steel Corp.	16,825
309	Warrior Met Coal, Inc.	8,355
122	Worthington Industries, Inc.	5,290
		214,343

	Mortgage Real Estate Investment Trusts — 0.7%
1,031	AGNC Investment Corp.	19,208
373	Apollo Commercial Real Estate Finance, Inc.	7,038
374	ARMOUR Residential REIT, Inc.	8,396
572	Capstead Mortgage Corp.	4,524
466	Chimera Investment Corp.	8,449
899	MFA Financial, Inc.	6,608
1,096	New Residential Investment Corp.	19,531
449	PennyMac Mortgage Investment Trust	9,088
414	Redwood Trust, Inc.	6,723
530	Starwood Property Trust, Inc.	11,406
539	Two Harbors Investment Corp.	8,047
		109,018

	Multiline Retail — 0.9%
163	Big Lots, Inc.	6,812
90	Dillard’s, Inc., Class A (b)	6,870
259	Dollar General Corp.	28,309
263	Kohl’s Corp.	19,606
512	Macy’s, Inc.	17,782

See Notes to Portfolio of Investments

First Trust Total US Market AlphaDEX® ETF (TUSA)

Portfolio of Investments (Continued)
September 30, 2018 (Unaudited)

Shares	Description	Value

	Common Stocks (Continued)
	Multiline Retail (Continued)
149	Nordstrom, Inc.	$8,912
94	Ollie’s Bargain Outlet Holdings, Inc. (a)	9,033
504	Target Corp.	44,458
		141,782

	Multi-Utilities — 1.3%
210	Ameren Corp.	13,276
112	Black Hills Corp.	6,506
692	CenterPoint Energy, Inc.	19,134
491	Consolidated Edison, Inc.	37,409
370	DTE Energy Co.	40,378
401	MDU Resources Group, Inc.	10,302
292	NiSource, Inc.	7,277
119	NorthWestern Corp.	6,980
944	Public Service Enterprise Group, Inc.	49,834
395	WEC Energy Group, Inc.	26,370
		217,466

	Oil, Gas & Consumable Fuels — 5.4%
898	Antero Resources Corp. (a)	15,903
1,094	Apache Corp.	52,151
109	Arch Coal, Inc., Class A	9,745
161	Cabot Oil & Gas Corp.	3,626
61	Carrizo Oil & Gas, Inc. (a)	1,537
212	Centennial Resource Development, Inc., Class A (a)	4,632
980	Cheniere Energy, Inc. (a)	68,100
651	Chesapeake Energy Corp. (a)	2,923
404	Chevron Corp.	49,401
151	Cimarex Energy Co.	14,034
480	CNX Resources Corp. (a)	6,869
197	Continental Resources, Inc. (a)	13,451
139	CVR Energy, Inc.	5,591
102	Delek US Holdings, Inc.	4,328
1,063	Denbury Resources, Inc. (a)	6,591
291	Devon Energy Corp.	11,622
117	Diamondback Energy, Inc.	15,817
264	Energen Corp. (a)	22,749
205	EOG Resources, Inc.	26,152
348	Extraction Oil & Gas, Inc. (a)	3,929
618	Exxon Mobil Corp.	52,542
678	Gulfport Energy Corp. (a)	7,058
280	HollyFrontier Corp.	19,572
824	Kosmos Energy Ltd. (a)	7,704
886	Laredo Petroleum, Inc. (a)	7,239
613	Marathon Oil Corp.	14,271
911	Marathon Petroleum Corp.	72,853
57	Matador Resources Co. (a)	1,884
341	Murphy Oil Corp.	11,369
507	Newfield Exploration Co. (a)	14,617
526	Oasis Petroleum, Inc. (a)	7,459
253	Parsley Energy, Inc., Class A (a)	7,400
163	PBF Energy, Inc., Class A	8,135

Shares	Description	Value

	Common Stocks (Continued)
	Oil, Gas & Consumable Fuels (Continued)
57	PDC Energy, Inc. (a)	$2,791
421	Peabody Energy Corp.	15,004
569	Phillips 66	64,138
203	Pioneer Natural Resources Co.	35,360
695	QEP Resources, Inc. (a)	7,867
509	Range Resources Corp.	8,648
68	SemGroup Corp., Class A	1,499
266	SM Energy Co.	8,387
1,608	Southwestern Energy Co. (a)	8,217
618	SRC Energy, Inc. (a)	5,494
232	Targa Resources Corp.	13,064
577	Valero Energy Corp.	65,634
1,192	W&T Offshore, Inc. (a)	11,491
336	WildHorse Resource Development Corp. (a)	7,943
1,415	Williams (The) Cos., Inc.	38,474
212	WPX Energy, Inc. (a)	4,265
		869,530

	Paper & Forest Products — 0.2%
152	Boise Cascade Co.	5,594
705	Louisiana-Pacific Corp.	18,675
60	Neenah, Inc.	5,178
174	P.H. Glatfelter Co.	3,325
39	Schweitzer-Mauduit International, Inc.	1,494
		34,266

	Personal Products — 0.2%
95	Inter Parfums, Inc.	6,123
53	Medifast, Inc.	11,742
49	Nu Skin Enterprises, Inc., Class A	4,039
59	USANA Health Sciences, Inc. (a)	7,112
		29,016

	Pharmaceuticals — 1.4%
77	Allergan PLC	14,667
275	Catalent, Inc. (a)	12,526
143	Collegium Pharmaceutical, Inc. (a)	2,108
181	Endo International PLC (a)	3,046
247	Endocyte, Inc. (a)	4,387
206	Horizon Pharma PLC (a)	4,033
67	Jazz Pharmaceuticals PLC (a)	11,265
1,061	Mylan N.V. (a)	38,833
1,762	Pfizer, Inc.	77,651
111	Phibro Animal Health Corp., Class A	4,762
222	Prestige Consumer Healthcare, Inc. (a)	8,411
97	Reata Pharmaceuticals, Inc., Class A (a)	7,931
114	Supernus Pharmaceuticals, Inc. (a)	5,740
300	Zoetis, Inc.	27,468
		222,828

	Professional Services — 1.0%
196	ASGN, Inc. (a)	15,470

See Notes to Portfolio of Investments

First Trust Total US Market AlphaDEX® ETF (TUSA)

Portfolio of Investments (Continued)
September 30, 2018 (Unaudited)

Shares	Description	Value

	Common Stocks (Continued)
	Professional Services (Continued)
149	CBIZ, Inc. (a)	$3,531
28	CoStar Group, Inc. (a)	11,784
62	Dun & Bradstreet (The) Corp.	8,836
106	Exponent, Inc.	5,682
85	FTI Consulting, Inc. (a)	6,221
48	ICF International, Inc.	3,622
89	Insperity, Inc.	10,498
380	Kelly Services, Inc., Class A	9,131
138	Korn/Ferry International	6,795
223	ManpowerGroup, Inc.	19,169
385	Navigant Consulting, Inc.	8,878
118	Robert Half International, Inc.	8,305
267	TransUnion	19,646
122	TriNet Group, Inc. (a)	6,871
190	TrueBlue, Inc. (a)	4,949
119	Verisk Analytics, Inc. (a)	14,345
		163,733

	Real Estate Management & Development — 0.5%
1,071	CBRE Group, Inc., Class A (a)	47,231
165	Forestar Group, Inc. (a)	3,498
46	Jones Lang LaSalle, Inc.	6,639
374	Realogy Holdings Corp.	7,719
87	RMR Group, (The), Inc., Class A	8,074
190	St Joe (The) Co. (a)	3,192
		76,353

	Road & Rail — 2.0%
54	AMERCO	19,259
149	ArcBest Corp.	7,234
401	CSX Corp.	29,694
236	Genesee & Wyoming, Inc., Class A (a)	21,474
367	Heartland Express, Inc.	7,241
555	Hertz Global Holdings, Inc. (a)	9,063
316	J.B. Hunt Transport Services, Inc.	37,585
181	Kansas City Southern	20,504
101	Knight-Swift Transportation Holdings, Inc.	3,482
70	Landstar System, Inc.	8,540
73	Marten Transport Ltd.	1,537
424	Norfolk Southern Corp.	76,532
103	Old Dominion Freight Line, Inc.	16,610
266	Ryder System, Inc.	19,436
85	Saia, Inc. (a)	6,498
62	Schneider National, Inc., Class B	1,549
181	Union Pacific Corp.	29,472
45	Werner Enterprises, Inc.	1,591
		317,301

	Semiconductors & Semiconductor Equipment — 1.9%
992	Amkor Technology, Inc. (a)	7,331
400	Analog Devices, Inc.	36,984
209	Brooks Automation, Inc.	7,321

Shares	Description	Value

	Common Stocks (Continued)
	Semiconductors & Semiconductor Equipment (Continued)
16	Cabot Microelectronics Corp.	$1,651
246	Cypress Semiconductor Corp.	3,564
339	Entegris, Inc.	9,814
361	Integrated Device Technology, Inc. (a)	16,971
536	Marvell Technology Group Ltd.	10,345
1,219	Micron Technology, Inc. (a)	55,135
121	MKS Instruments, Inc.	9,698
115	Monolithic Power Systems, Inc.	14,436
96	Nanometrics, Inc. (a)	3,602
162	NVIDIA Corp.	45,525
690	ON Semiconductor Corp. (a)	12,717
48	Qorvo, Inc. (a)	3,691
115	Rudolph Technologies, Inc. (a)	2,812
73	Semtech Corp. (a)	4,059
154	Silicon Laboratories, Inc. (a)	14,137
202	Teradyne, Inc.	7,470
232	Texas Instruments, Inc.	24,891
206	Versum Materials, Inc.	7,418
		299,572

	Software — 6.4%
184	2U, Inc. (a)	13,835
170	8x8, Inc. (a)	3,612
210	Adobe Systems, Inc. (a)	56,689
42	Alarm.com Holdings, Inc. (a)	2,411
179	Alteryx, Inc., Class A (a)	10,241
221	ANSYS, Inc. (a)	41,256
140	Appfolio, Inc., Class A (a)	10,976
47	Appian Corp. (a)	1,556
141	Apptio, Inc., Class A (a)	5,211
166	Aspen Technology, Inc. (a)	18,909
97	Autodesk, Inc. (a)	15,143
255	Avaya Holdings Corp. (a)	5,646
50	Benefitfocus, Inc. (a)	2,022
75	Blackbaud, Inc.	7,611
78	Blackline, Inc. (a)	4,405
137	Bottomline Technologies DE, Inc. (a)	9,961
204	Box, Inc., Class A (a)	4,878
295	Cadence Design Systems, Inc. (a)	13,369
570	Cision Ltd. (a)	9,576
122	Citrix Systems, Inc. (a)	13,562
108	Cornerstone OnDemand, Inc. (a)	6,129
137	Coupa Software, Inc. (a)	10,837
756	Dell Technologies, Inc., Class V (a)	73,423
31	Envestnet, Inc. (a)	1,889
144	Everbridge, Inc. (a)	8,300
79	Fair Isaac Corp. (a)	18,055
148	Five9, Inc. (a)	6,466
307	Fortinet, Inc. (a)	28,327
130	Guidewire Software, Inc. (a)	13,131
54	HubSpot, Inc. (a)	8,151
35	Imperva, Inc. (a)	1,626
80	Instructure, Inc. (a)	2,832

See Notes to Portfolio of Investments

First Trust Total US Market AlphaDEX® ETF (TUSA)

Portfolio of Investments (Continued)
September 30, 2018 (Unaudited)

Shares	Description	Value

	Common Stocks (Continued)
	Software (Continued)
250	Intuit, Inc.	$56,850
133	j2 Global, Inc.	11,019
242	LivePerson, Inc. (a)	6,280
37	LogMeIn, Inc.	3,297
130	Microsoft Corp.	14,868
44	MINDBODY, Inc., Class A (a)	1,789
85	New Relic, Inc. (a)	8,010
99	Nutanix, Inc., Class A (a)	4,229
116	Paycom Software, Inc. (a)	18,028
87	Paylocity Holding Corp. (a)	6,988
100	Proofpoint, Inc. (a)	10,633
94	PROS Holdings, Inc. (a)	3,292
120	Q2 Holdings, Inc. (a)	7,266
136	QAD, Inc., Class A	7,704
60	Qualys, Inc. (a)	5,346
181	Rapid7, Inc. (a)	6,683
278	RealPage, Inc. (a)	18,320
97	RingCentral, Inc., Class A (a)	9,026
375	salesforce.com, Inc. (a)	59,636
296	ServiceNow, Inc. (a)	57,906
387	Splunk, Inc. (a)	46,792
47	SPS Commerce, Inc. (a)	4,664
148	SS&C Technologies Holdings, Inc.	8,411
2,476	Symantec Corp.	52,689
157	Tableau Software, Inc., Class A (a)	17,543
380	TiVo Corp.	4,731
91	Trade Desk (The), Inc., Class A (a)	13,733
34	Tyler Technologies, Inc. (a)	8,332
45	Ultimate Software Group (The), Inc. (a)	14,499
92	Varonis Systems, Inc. (a)	6,739
348	VMware, Inc., Class A (a)	54,309
105	Workday, Inc., Class A (a)	15,328
70	Workiva, Inc. (a)	2,765
353	Yext, Inc. (a)	8,366
352	Zendesk, Inc. (a)	24,992
		1,031,098

	Specialty Retail — 3.8%
40	Aaron’s, Inc.	2,178
209	Abercrombie & Fitch Co., Class A	4,414
85	Advance Auto Parts, Inc.	14,308
220	American Eagle Outfitters, Inc.	5,463
75	Asbury Automotive Group, Inc. (a)	5,156
1,711	Ascena Retail Group, Inc. (a)	7,819
316	AutoNation, Inc. (a)	13,130
19	AutoZone, Inc. (a)	14,738
428	Bed Bath & Beyond, Inc.	6,420
190	Buckle (The), Inc. (b)	4,380
128	Burlington Stores, Inc. (a)	20,854
149	Caleres, Inc.	5,343
205	Carvana Co. (a)	12,113
1,047	Chico’s FAS, Inc.	9,078
194	Dick’s Sporting Goods, Inc.	6,883

Shares	Description	Value

	Common Stocks (Continued)
	Specialty Retail (Continued)
132	DSW, Inc., Class A	$4,472
87	Five Below, Inc. (a)	11,315
77	Floor & Decor Holdings, Inc., Class A (a)	2,323
219	Foot Locker, Inc.	11,165
351	GameStop Corp., Class A (b)	5,360
1,184	Gap (The), Inc.	34,158
135	Group 1 Automotive, Inc.	8,762
196	Home Depot (The), Inc.	40,601
347	L Brands, Inc.	10,514
72	Lithia Motors, Inc., Class A	5,880
401	Lowe’s Cos., Inc.	46,043
200	Michaels (The) Cos., Inc. (a)	3,246
30	Monro, Inc.	2,088
92	Murphy USA, Inc. (a)	7,862
187	O’Reilly Automotive, Inc. (a)	64,949
3,342	Office Depot, Inc.	10,728
559	Party City Holdco, Inc. (a)	7,574
410	Penske Automotive Group, Inc.	19,430
61	RH (a)	7,992
603	Ross Stores, Inc.	59,757
212	Sally Beauty Holdings, Inc. (a)	3,899
414	Sonic Automotive, Inc., Class A	8,011
201	Tailored Brands, Inc.	5,063
389	Tiffany & Co.	50,169
100	Tractor Supply Co.	9,088
110	Ulta Beauty, Inc. (a)	31,033
250	Williams-Sonoma, Inc.	16,430
		620,189

	Technology Hardware, Storage & Peripherals — 1.7%
276	Apple, Inc.	62,304
4,375	Hewlett Packard Enterprise Co.	71,356
563	HP, Inc.	14,509
256	NCR Corp. (a)	7,273
814	NetApp, Inc.	69,915
357	Pure Storage, Inc., Class A (a)	9,264
453	Seagate Technology PLC	21,450
487	USA Technologies, Inc. (a)	3,506
639	Xerox Corp.	17,240
		276,817

	Textiles, Apparel & Luxury Goods — 1.0%
71	Carter’s, Inc.	7,001
42	Columbia Sportswear Co.	3,909
387	Crocs, Inc. (a)	8,239
76	Deckers Outdoor Corp. (a)	9,012
39	G-III Apparel Group Ltd. (a)	1,880
642	NIKE, Inc., Class B	54,390
41	Oxford Industries, Inc.	3,698
103	PVH Corp.	14,873
31	Ralph Lauren Corp.	4,264
128	Skechers U.S.A., Inc., Class A (a)	3,575

See Notes to Portfolio of Investments

First Trust Total US Market AlphaDEX® ETF (TUSA)

Portfolio of Investments (Continued)
September 30, 2018 (Unaudited)

Shares	Description	Value

	Common Stocks (Continued)
	Textiles, Apparel & Luxury Goods (Continued)
32	Steven Madden Ltd.	$1,693
471	VF Corp.	44,015
		156,549

	Thrifts & Mortgage Finance — 0.3%
125	Axos Financial, Inc. (a)	4,299
130	Capitol Federal Financial, Inc.	1,656
57	Federal Agricultural Mortgage Corp., Class C	4,114
18	LendingTree, Inc. (a)	4,142
1,390	New York Community Bancorp, Inc.	14,414
98	Northwest Bancshares, Inc.	1,697
62	Provident Financial Services, Inc.	1,522
709	Radian Group, Inc.	14,655
243	TFS Financial Corp.	3,648
104	Washington Federal, Inc.	3,328
		53,475

	Tobacco — 0.0%
104	Universal Corp.	6,760

	Trading Companies & Distributors — 0.8%
457	Air Lease Corp.	20,967
416	Aircastle Ltd.	9,115
49	Applied Industrial Technologies, Inc.	3,834
245	BMC Stock Holdings, Inc. (a)	4,569
115	GATX Corp.	9,958
45	H&E Equipment Services, Inc.	1,700
268	HD Supply Holdings, Inc. (a)	11,468
31	Herc Holdings, Inc. (a)	1,587
78	MRC Global, Inc. (a)	1,464
181	MSC Industrial Direct Co., Inc., Class A	15,948
196	Rush Enterprises, Inc., Class A	7,705
61	SiteOne Landscape Supply, Inc. (a)	4,596
99	Systemax, Inc.	3,261
438	Univar, Inc. (a)	13,429
22	Watsco, Inc.	3,918
120	WESCO International, Inc. (a)	7,374
		120,893

	Transportation Infrastructure — 0.1%
455	Macquarie Infrastructure Corp.	20,989

	Wireless Telecommunication Services — 0.1%
76	Boingo Wireless, Inc. (a)	2,652
311	Telephone & Data Systems, Inc.	9,464
185	United States Cellular Corp. (a)	8,284
		20,400

	Total Common Stocks — 99.9%	16,122,406
	(Cost $14,362,862)

Shares	Description	Value

	Money Market Funds — 0.6%
5,894	Goldman Sachs Financial Square Treasury Obligations Fund - Institutional Class - 2.08 (c) (d)	$5,894
84,033	Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class - 1.93 (c)	84,033
	Total Money Market Funds — 0.6%	89,927
	(Cost $89,927)

Principal Value	Description	Value

	Repurchase Agreements — 0.2%
$6,474	BNP Paribas S.A., 2.24% (c), dated 09/28/18, due 10/01/18, with a maturity value of $6,475. Collateralized by U.S. Treasury Notes, interest rates of 2.625% to 3.500%, due 02/15/19 to 11/15/20. The value of the collateral including accrued interest is $6,605. (d)	6,474
30,248	JPMorgan Chase & Co., 2.15% (c), dated 09/28/18, due 10/01/18, with a maturity value of $30,254. Collateralized by U.S. Treasury Note, interest rate of 1.375%, due 08/31/23. The value of the collateral including accrued interest is $30,891. (d)	30,248

	Total Repurchase Agreements — 0.2%	36,722
	(Cost $36,722)

	Total Investments — 100.7%	16,249,055
	(Cost $14,489,511) (e)
	Net Other Assets and Liabilities — (0.7)%	(104,982)
	Net Assets — 100.0%	$16,144,073

See Notes to Portfolio of Investments

First Trust Total US Market AlphaDEX® ETF (TUSA)

Portfolio of Investments (Continued)
September 30, 2018 (Unaudited)

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan (see Note 2C - Securities Lending in the Notes to Portfolio of Investments). The aggregate value of such securities is $41,336 and the total value of the collateral held by the Fund is $42,616.
(c)	Rate shown reflects yield as of September 30, 2018.
(d)	This security serves as collateral for securities on loan.
(e)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of September 30, 2018, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $2,214,252 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $454,708. The net unrealized appreciation was $1,759,544.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of September 30, 2018 is as follows (see Note 2A - Portfolio Valuation in the Notes to Portfolio of Investments):

Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs

	Level 1	Level 2	Level 3
Common Stocks*	$16,122,406	$—	$—
Money Market Funds	89,927	—	—
Repurchase Agreements	—	36,722	—
Total Investments	$16,212,333	$36,722	$—
* See Portfolio of Investments for industry breakout.

See Notes to Portfolio of Investments

First Trust Dorsey Wright People’s Portfolio ETF (DWPP)

Portfolio of Investments
September 30, 2018 (Unaudited)

Shares	Description	Value

	Common Stocks — 99.9%
	Aerospace & Defense — 2.6%
3,340	Arconic, Inc.	$73,514
207	Boeing (The) Co.	76,983
374	General Dynamics Corp.	76,565
468	Harris Corp.	79,190
301	Huntington Ingalls Industries, Inc.	77,080
363	L3 Technologies, Inc.	77,181
228	Lockheed Martin Corp.	78,879
251	Northrop Grumman Corp.	79,660
378	Raytheon Co.	78,118
820	Spirit AeroSystems Holdings, Inc., Class A	75,170
1,079	Textron, Inc.	77,116
208	TransDigm Group, Inc. (a)	77,438
540	United Technologies Corp.	75,497
		1,002,391

	Air Freight & Logistics — 1.0%
793	C.H. Robinson Worldwide, Inc.	77,650
1,041	Expeditors International of Washington, Inc.	76,545
310	FedEx Corp.	74,645
644	United Parcel Service, Inc., Class B	75,187
680	XPO Logistics, Inc. (a)	77,636
		381,663

	Airlines — 0.8%
1,768	American Airlines Group, Inc.	73,072
1,282	Delta Air Lines, Inc.	74,138
1,203	Southwest Airlines Co.	75,127
854	United Continental Holdings, Inc. (a)	76,057
		298,394

	Auto Components — 0.4%
1,688	BorgWarner, Inc.	72,213
476	Lear Corp.	69,020
		141,233

	Automobiles — 0.6%
7,782	Ford Motor Co.	71,984
2,138	General Motors Co.	71,986
259	Tesla, Inc. (a)	68,575
		212,545

	Banks — 3.5%
2,471	Bank of America Corp.	72,796
1,494	BB&T Corp.	72,519
1,026	Citigroup, Inc.	73,605
1,875	Citizens Financial Group, Inc.	72,319
813	Comerica, Inc.	73,333
2,598	Fifth Third Bancorp	72,536
766	First Republic Bank	73,536
4,808	Huntington Bancshares, Inc.	71,735
649	JPMorgan Chase & Co.	73,233
3,705	KeyCorp	73,692

Shares	Description	Value

	Common Stocks (Continued)
	Banks (Continued)
444	M&T Bank Corp.	$73,056
533	PNC Financial Services Group (The), Inc.	72,589
3,953	Regions Financial Corp.	72,538
1,082	SunTrust Banks, Inc.	72,267
236	SVB Financial Group (a)	73,356
1,390	U.S. Bancorp	73,406
1,388	Wells Fargo & Co.	72,953
1,468	Zions Bancorp N.A.	73,620
		1,313,089

	Beverages — 1.4%
1,543	Brown-Forman Corp., Class B	77,999
1,651	Coca-Cola (The) Co.	76,260
353	Constellation Brands, Inc., Class A	76,114
3,243	Keurig Dr Pepper, Inc.	75,140
1,178	Molson Coors Brewing Co., Class B	72,447
1,265	Monster Beverage Corp. (a)	73,724
665	PepsiCo, Inc.	74,347
		526,031

	Biotechnology — 2.3%
827	AbbVie, Inc.	78,218
619	Alexion Pharmaceuticals, Inc. (a)	86,047
374	Amgen, Inc.	77,526
225	Biogen, Inc. (a)	79,495
775	BioMarin Pharmaceutical, Inc. (a)	75,152
873	Celgene Corp. (a)	78,125
1,022	Gilead Sciences, Inc.	78,909
1,143	Incyte Corp. (a)	78,958
196	Regeneron Pharmaceuticals, Inc. (a)	79,192
987	Seattle Genetics, Inc. (a)	76,117
425	Vertex Pharmaceuticals, Inc. (a)	81,914
		869,653

	Building Products — 0.4%
2,082	Johnson Controls International PLC	72,870
1,983	Masco Corp.	72,578
		145,448

	Capital Markets — 4.2%
513	Ameriprise Financial, Inc.	75,750
1,445	Bank of New York Mellon (The) Corp.	73,681
158	BlackRock, Inc.	74,470
714	Cboe Global Markets, Inc.	68,515
1,480	Charles Schwab (The) Corp.	72,742
439	CME Group, Inc.	74,722
1,394	E*TRADE Financial Corp. (a)	73,032
2,340	Franklin Resources, Inc.	71,159
326	Goldman Sachs Group (The), Inc.	73,102
985	Intercontinental Exchange, Inc.	73,767
3,139	Invesco Ltd.	71,820
2,696	KKR & Co., Inc., Class A	73,520
438	Moody’s Corp.	73,234

See Notes to Portfolio of Investments

First Trust Dorsey Wright People’s Portfolio ETF (DWPP)

Portfolio of Investments (Continued)
September 30, 2018 (Unaudited)

Shares	Description	Value

	Common Stocks (Continued)
	Capital Markets (Continued)
1,556	Morgan Stanley	$72,463
434	MSCI, Inc.	76,996
855	Nasdaq, Inc.	73,359
719	Northern Trust Corp.	73,431
808	Raymond James Financial, Inc.	74,376
361	S&P Global, Inc.	70,536
861	State Street Corp.	72,135
689	T. Rowe Price Group, Inc.	75,225
1,386	TD Ameritrade Holding Corp.	73,222
		1,611,257

	Chemicals — 2.7%
448	Air Products & Chemicals, Inc.	74,838
729	Albemarle Corp.	72,740
658	Celanese Corp.	75,012
1,444	CF Industries Holdings, Inc.	78,611
1,102	DowDuPont, Inc.	70,870
769	Eastman Chemical Co.	73,609
482	Ecolab, Inc.	75,568
858	FMC Corp.	74,800
547	International Flavors & Fragrances, Inc.	76,099
728	LyondellBasell Industries N.V., Class A	74,627
2,363	Mosaic (The) Co.	76,750
662	PPG Industries, Inc.	72,244
162	Sherwin-Williams (The) Co.	73,744
890	Westlake Chemical Corp.	73,968
		1,043,480

	Commercial Services & Supplies — 1.0%
362	Cintas Corp.	71,607
1,423	Copart, Inc. (a)	73,327
1,028	Republic Services, Inc.	74,695
1,223	Rollins, Inc.	74,224
837	Waste Management, Inc.	75,631
		369,484

	Communications Equipment — 1.0%
284	Arista Networks, Inc. (a)	75,504
1,597	Cisco Systems, Inc.	77,694
394	F5 Networks, Inc. (a)	78,572
602	Motorola Solutions, Inc.	78,344
335	Palo Alto Networks, Inc. (a)	75,462
		385,576

	Construction & Engineering — 0.2%
996	Jacobs Engineering Group, Inc.	76,194

	Construction Materials — 0.4%
397	Martin Marietta Materials, Inc.	72,234
669	Vulcan Materials Co.	74,393
		146,627

Shares	Description	Value

	Common Stocks (Continued)
	Consumer Finance — 1.0%
2,790	Ally Financial, Inc.	$73,796
690	American Express Co.	73,478
773	Capital One Financial Corp.	73,381
958	Discover Financial Services	73,239
2,277	Synchrony Financial	70,769
		364,663

	Containers & Packaging — 1.0%
683	Avery Dennison Corp.	74,003
1,731	Ball Corp.	76,147
1,425	International Paper Co.	70,039
658	Packaging Corp. of America	72,176
1,362	WestRock Co.	72,785
		365,150

	Distributors — 0.4%
756	Genuine Parts Co.	75,146
2,338	LKQ Corp. (a)	74,045
		149,191

	Diversified Financial Services — 0.4%
3,446	AXA Equitable Holdings, Inc.	73,917
348	Berkshire Hathaway, Inc., Class B (a)	74,510
		148,427

	Diversified Telecommunication Services — 0.6%
2,258	AT&T, Inc.	75,824
3,351	CenturyLink, Inc.	71,041
1,417	Verizon Communications, Inc.	75,653
		222,518

	Electric Utilities — 2.8%
1,783	Alliant Energy Corp.	75,902
1,076	American Electric Power Co., Inc.	76,267
950	Duke Energy Corp.	76,019
1,120	Edison International	75,802
930	Entergy Corp.	75,451
1,378	Evergy, Inc.	75,680
1,237	Eversource Energy	76,001
1,763	Exelon Corp.	76,973
2,084	FirstEnergy Corp.	77,462
452	NextEra Energy, Inc.	75,755
1,643	PG&E Corp. (a)	75,594
2,599	PPL Corp.	76,047
1,760	Southern (The) Co.	76,736
1,626	Xcel Energy, Inc.	76,763
		1,066,452

	Electrical Equipment — 0.8%
943	AMETEK, Inc.	74,610
866	Eaton Corp. PLC	75,108
984	Emerson Electric Co.	75,355

See Notes to Portfolio of Investments

First Trust Dorsey Wright People’s Portfolio ETF (DWPP)

Portfolio of Investments (Continued)
September 30, 2018 (Unaudited)

Shares	Description	Value

	Common Stocks (Continued)
	Electrical Equipment (Continued)
389	Rockwell Automation, Inc.	$72,945
		298,018

	Electronic Equipment, Instruments & Components — 1.0%
802	Amphenol Corp., Class A	75,404
859	CDW Corp.	76,382
2,122	Corning, Inc.	74,907
1,175	Keysight Technologies, Inc. (a)	77,879
824	TE Connectivity Ltd.	72,454
		377,026

	Energy Equipment & Services — 0.8%
2,365	Baker Hughes a GE Co.	80,008
1,898	Halliburton Co.	76,926
1,788	National Oilwell Varco, Inc.	77,027
1,252	Schlumberger Ltd.	76,272
		310,233

	Entertainment — 1.7%
953	Activision Blizzard, Inc.	79,280
663	Electronic Arts, Inc. (a)	79,885
2,049	Liberty Media Corp.-Liberty Formula One, Class C (a)	76,202
1,463	Live Nation Entertainment, Inc. (a)	79,690
209	Netflix, Inc. (a)	78,193
579	Take-Two Interactive Software, Inc. (a)	79,896
2,401	Viacom, Inc., Class B	81,058
692	Walt Disney (The) Co.	80,922
		635,126

	Equity Real Estate Investment Trusts — 5.3%
605	Alexandria Real Estate Equities, Inc.	76,103
515	American Tower Corp.	74,830
415	AvalonBay Communities, Inc.	75,177
608	Boston Properties, Inc.	74,839
683	Crown Castle International Corp.	76,038
632	Digital Realty Trust, Inc.	71,087
2,665	Duke Realty Corp.	75,606
173	Equinix, Inc.	74,890
1,131	Equity Residential	74,940
310	Essex Property Trust, Inc.	76,480
874	Extra Space Storage, Inc.	75,723
2,917	HCP, Inc.	76,776
3,621	Host Hotels & Resorts, Inc.	76,403
3,238	Invitation Homes, Inc.	74,183
2,143	Iron Mountain, Inc.	73,976
746	Mid-America Apartment Communities, Inc.	74,734
1,139	Prologis, Inc.	77,213
374	Public Storage	75,410
1,337	Realty Income Corp.	76,062
1,169	Regency Centers Corp.	75,599

Shares	Description	Value

	Common Stocks (Continued)
	Equity Real Estate Investment Trusts (Continued)
478	SBA Communications Corp. (a)	$76,781
423	Simon Property Group, Inc.	74,765
1,886	UDR, Inc.	76,251
1,363	Ventas, Inc.	74,120
1,025	Vornado Realty Trust	74,825
1,174	Welltower, Inc.	75,512
2,317	Weyerhaeuser Co.	74,770
		2,033,093

	Food & Staples Retailing — 1.0%
326	Costco Wholesale Corp.	76,571
2,598	Kroger (The) Co.	75,628
1,049	Sysco Corp.	76,839
1,059	Walgreens Boots Alliance, Inc.	77,201
800	Walmart, Inc.	75,128
		381,367

	Food Products — 2.7%
1,530	Archer-Daniels-Midland Co.	76,913
1,163	Bunge Ltd.	79,910
1,906	Campbell Soup Co.	69,817
2,054	Conagra Brands, Inc.	69,774
1,707	General Mills, Inc.	73,264
736	Hershey (The) Co.	75,072
1,916	Hormel Foods Corp.	75,490
696	J.M. Smucker (The) Co.	71,417
1,047	Kellogg Co.	73,311
1,330	Kraft Heinz (The) Co.	73,296
1,146	Lamb Weston Holdings, Inc.	76,324
590	McCormick & Co., Inc.	77,733
1,739	Mondelez International, Inc., Class A	74,707
1,238	Tyson Foods, Inc., Class A	73,698
		1,040,726

	Gas Utilities — 0.2%
813	Atmos Energy Corp.	76,349

	Health Care Equipment & Supplies — 3.9%
1,113	Abbott Laboratories	81,650
200	ABIOMED, Inc. (a)	89,950
202	Align Technology, Inc. (a)	79,026
989	Baxter International, Inc.	76,242
293	Becton, Dickinson and Co.	76,473
2,039	Boston Scientific Corp. (a)	78,501
286	Cooper (The) Cos., Inc.	79,265
709	Danaher Corp.	77,040
1,994	DENTSPLY SIRONA, Inc.	75,254
504	Edwards Lifesciences Corp. (a)	87,746
1,863	Hologic, Inc. (a)	76,346
316	IDEXX Laboratories, Inc. (a)	78,893
137	Intuitive Surgical, Inc. (a)	78,638
789	Medtronic PLC	77,614
672	ResMed, Inc.	77,508
441	Stryker Corp.	78,357

See Notes to Portfolio of Investments

First Trust Dorsey Wright People’s Portfolio ETF (DWPP)

Portfolio of Investments (Continued)
September 30, 2018 (Unaudited)

Shares	Description	Value

	Common Stocks (Continued)
	Health Care Equipment & Supplies (Continued)
284	Teleflex, Inc.	$75,570
684	Varian Medical Systems, Inc. (a)	76,560
587	Zimmer Biomet Holdings, Inc.	77,173
		1,497,806

	Health Care Providers & Services — 3.3%
848	AmerisourceBergen Corp.	78,203
280	Anthem, Inc.	76,734
1,390	Cardinal Health, Inc.	75,060
536	Centene Corp. (a)	77,602
381	Cigna Corp.	79,343
970	CVS Health Corp.	76,358
1,090	DaVita, Inc. (a)	78,077
576	HCA Healthcare, Inc.	80,133
889	Henry Schein, Inc. (a)	75,592
227	Humana, Inc.	76,844
444	Laboratory Corp. of America Holdings (a)	77,114
569	McKesson Corp.	75,478
711	Quest Diagnostics, Inc.	76,724
288	UnitedHealth Group, Inc.	76,620
605	Universal Health Services, Inc., Class B	77,343
252	WellCare Health Plans, Inc. (a)	80,763
		1,237,988

	Health Care Technology — 0.2%
1,197	Cerner Corp. (a)	77,099

	Hotels, Restaurants & Leisure — 3.4%
1,782	Aramark	76,662
1,142	Carnival Corp.	72,825
162	Chipotle Mexican Grill, Inc. (a)	73,632
669	Darden Restaurants, Inc.	74,386
268	Domino’s Pizza, Inc.	79,006
944	Hilton Worldwide Holdings, Inc.	76,256
1,259	Las Vegas Sands Corp.	74,696
585	Marriott International, Inc., Class A	77,238
469	McDonald’s Corp.	78,459
2,694	MGM Resorts International	75,189
1,334	Norwegian Cruise Line Holdings Ltd. (a)	76,612
582	Royal Caribbean Cruises Ltd.	75,625
1,338	Starbucks Corp.	76,052
269	Vail Resorts, Inc.	73,819
560	Wynn Resorts Ltd.	71,154
2,169	Yum China Holdings, Inc.	76,154
857	Yum! Brands, Inc.	77,910
		1,285,675

	Household Durables — 1.2%
1,804	D.R. Horton, Inc.	76,093
1,094	Garmin Ltd.	76,635

Shares	Description	Value

	Common Stocks (Continued)
	Household Durables (Continued)
1,528	Lennar Corp., Class A	$71,342
411	Mohawk Industries, Inc. (a)	72,069
3,507	Newell Brands, Inc.	71,192
30	NVR, Inc. (a)	74,124
		441,455

	Household Products — 1.0%
1,278	Church & Dwight Co., Inc.	75,875
503	Clorox (The) Co.	75,656
1,110	Colgate-Palmolive Co.	74,315
655	Kimberly-Clark Corp.	74,434
893	Procter & Gamble (The) Co.	74,324
		374,604

	Independent Power and Renewable Electricity Producers — 0.4%
2,122	NRG Energy, Inc.	79,363
3,246	Vistra Energy Corp. (a)	80,760
		160,123

	Industrial Conglomerates — 0.8%
355	3M Co.	74,802
6,195	General Electric Co.	69,942
461	Honeywell International, Inc.	76,710
252	Roper Technologies, Inc.	74,645
		296,099

	Insurance — 3.9%
1,606	Aflac, Inc.	75,594
756	Allstate (The) Corp.	74,617
675	American Financial Group, Inc.	74,905
1,415	American International Group, Inc.	75,335
2,554	Arch Capital Group Ltd. (a)	76,135
1,006	Arthur J. Gallagher & Co.	74,887
550	Chubb Ltd.	73,502
969	Cincinnati Financial Corp.	74,429
1,950	Fidelity National Financial, Inc.	76,733
1,514	Hartford Financial Services Group (The), Inc.	75,639
1,101	Lincoln National Corp.	74,494
1,473	Loews Corp.	73,989
63	Markel Corp. (a)	74,875
896	Marsh & McLennan Cos., Inc.	74,117
1,584	MetLife, Inc.	74,004
1,294	Principal Financial Group, Inc.	75,815
1,085	Progressive (The) Corp.	77,078
738	Prudential Financial, Inc.	74,774
868	Torchmark Corp.	75,247
573	Travelers (The) Cos., Inc.	74,324
		1,500,493

	Interactive Media & Services — 1.2%
65	Alphabet, Inc., Class A (a)	78,460
466	Facebook, Inc., Class A (a)	76,638
360	IAC/InterActiveCorp (a)	78,019

See Notes to Portfolio of Investments

First Trust Dorsey Wright People’s Portfolio ETF (DWPP)

Portfolio of Investments (Continued)
September 30, 2018 (Unaudited)

Shares	Description	Value

	Common Stocks (Continued)
	Interactive Media & Services (Continued)
8,506	Snap, Inc., Class A (a)	$72,131
2,640	Twitter, Inc. (a)	75,135
1,749	Zillow Group, Inc., Class C (a)	77,393
		457,776

	Internet & Direct Marketing Retail — 1.0%
40	Amazon.com, Inc. (a)	80,120
39	Booking Holdings, Inc. (a)	77,376
2,253	eBay, Inc. (a)	74,394
570	Expedia Group, Inc.	74,374
561	GrubHub, Inc. (a)	77,766
		384,030

	IT Services — 5.0%
440	Accenture PLC, Class A	74,888
1,040	Akamai Technologies, Inc. (a)	76,076
308	Alliance Data Systems Corp.	72,737
511	Automatic Data Processing, Inc.	76,987
575	Broadridge Financial Solutions, Inc.	75,871
991	Cognizant Technology Solutions Corp., Class A	76,456
800	DXC Technology Co.	74,816
695	Fidelity National Information Services, Inc.	75,804
3,031	First Data Corp., Class A (a)	74,169
949	Fiserv, Inc. (a)	78,179
343	FleetCor Technologies, Inc. (a)	78,149
483	Gartner, Inc. (a)	76,556
602	Global Payments, Inc.	76,695
942	GoDaddy, Inc., Class A (a)	78,553
509	International Business Machines Corp.	76,966
480	Jack Henry & Associates, Inc.	76,838
1,102	Leidos Holdings, Inc.	76,214
346	Mastercard, Inc., Class A	77,023
1,022	Paychex, Inc.	75,270
841	PayPal Holdings, Inc. (a)	73,873
889	Square, Inc., Class A (a)	88,020
784	Total System Services, Inc.	77,412
479	VeriSign, Inc. (a)	76,698
512	Visa, Inc., Class A	76,846
781	Worldpay, Inc., Class A (a)	79,092
		1,920,188

	Leisure Products — 0.2%
714	Hasbro, Inc.	75,056

	Life Sciences Tools & Services — 1.2%
1,086	Agilent Technologies, Inc.	76,606
214	Illumina, Inc. (a)	78,551
605	IQVIA Holdings, Inc. (a)	78,493
125	Mettler-Toledo International, Inc. (a)	76,123

Shares	Description	Value

	Common Stocks (Continued)
	Life Sciences Tools & Services (Continued)
316	Thermo Fisher Scientific, Inc.	$77,129
388	Waters Corp. (a)	75,536
		462,438

	Machinery — 2.5%
490	Caterpillar, Inc.	74,720
509	Cummins, Inc.	74,350
499	Deere & Co.	75,015
856	Dover Corp.	75,782
873	Fortive Corp.	73,507
490	IDEX Corp.	73,823
518	Illinois Tool Works, Inc.	73,100
736	Ingersoll-Rand PLC	75,293
1,059	PACCAR, Inc.	72,213
402	Parker-Hannifin Corp.	73,940
499	Stanley Black & Decker, Inc.	73,073
730	Wabtec Corp.	76,562
945	Xylem, Inc.	75,477
		966,855

	Media — 1.4%
1,358	CBS Corp., Class B	78,017
232	Charter Communications, Inc., Class A (a)	75,604
2,033	Comcast Corp., Class A	71,989
2,373	Discovery, Inc., Class A (a)	75,936
902	Liberty Broadband Corp., Class C (a)	76,039
1,092	Omnicom Group, Inc.	74,278
10,989	Sirius XM Holdings, Inc.	69,450
		521,313

	Metals & Mining — 0.8%
5,197	Freeport-McMoRan, Inc.	72,342
2,426	Newmont Mining Corp.	73,265
1,196	Nucor Corp.	75,886
1,675	Steel Dynamics, Inc.	75,694
		297,187

	Mortgage Real Estate Investment Trusts — 0.2%
7,432	Annaly Capital Management, Inc.	76,029

	Multiline Retail — 1.0%
700	Dollar General Corp.	76,510
891	Dollar Tree, Inc. (a)	72,661
997	Kohl’s Corp.	74,326
2,146	Macy’s, Inc.	74,531
873	Target Corp.	77,007
		375,035

	Multi-Utilities — 1.8%
1,195	Ameren Corp.	75,548
2,735	CenterPoint Energy, Inc.	75,623

See Notes to Portfolio of Investments

First Trust Dorsey Wright People’s Portfolio ETF (DWPP)

Portfolio of Investments (Continued)
September 30, 2018 (Unaudited)

Shares	Description	Value

	Common Stocks (Continued)
	Multi-Utilities (Continued)
1,561	CMS Energy Corp.	$76,489
988	Consolidated Edison, Inc.	75,276
1,087	Dominion Energy, Inc.	76,394
702	DTE Energy Co.	76,609
1,475	Public Service Enterprise Group, Inc.	77,865
668	Sempra Energy	75,985
1,143	WEC Energy Group, Inc.	76,307
		686,096

	Oil, Gas & Consumable Fuels — 5.4%
1,186	Anadarko Petroleum Corp.	79,948
1,668	Apache Corp.	79,514
3,369	Cabot Oil & Gas Corp.	75,870
1,150	Cheniere Energy, Inc. (a)	79,913
639	Chevron Corp.	78,137
538	Concho Resources, Inc. (a)	82,179
1,013	ConocoPhillips	78,406
1,238	Continental Resources, Inc. (a)	84,531
1,900	Devon Energy Corp.	75,886
602	Diamondback Energy, Inc.	81,384
646	EOG Resources, Inc.	82,410
1,586	EQT Corp.	70,149
904	Exxon Mobil Corp.	76,858
1,103	Hess Corp.	78,953
1,143	HollyFrontier Corp.	79,896
4,241	Kinder Morgan, Inc.	75,193
3,536	Marathon Oil Corp.	82,318
916	Marathon Petroleum Corp.	73,253
2,547	Noble Energy, Inc.	79,441
973	Occidental Petroleum Corp.	79,951
1,119	ONEOK, Inc.	75,857
689	Phillips 66	77,664
448	Pioneer Natural Resources Co.	78,037
1,390	Targa Resources Corp.	78,271
685	Valero Energy Corp.	77,919
2,753	Williams (The) Cos., Inc.	74,854
		2,036,792

	Personal Products — 0.4%
6,024	Coty, Inc., Class A	75,662
532	Estee Lauder (The) Cos., Inc., Class A	77,310
		152,972

	Pharmaceuticals — 2.0%
399	Allergan PLC	76,002
1,230	Bristol-Myers Squibb Co.	76,358
721	Eli Lilly & Co.	77,370
467	Jazz Pharmaceuticals PLC (a)	78,517
541	Johnson & Johnson	74,750
1,078	Merck & Co., Inc.	76,473
1,973	Mylan N.V. (a)	72,212
1,044	Perrigo Co. PLC	73,915
1,743	Pfizer, Inc.	76,814

Shares	Description	Value

	Common Stocks (Continued)
	Pharmaceuticals (Continued)
846	Zoetis, Inc.	$77,460
		759,871

	Professional Services — 0.8%
181	CoStar Group, Inc. (a)	76,172
574	Equifax, Inc.	74,947
1,023	TransUnion	75,273
635	Verisk Analytics, Inc. (a)	76,549
		302,941

	Real Estate Management & Development — 0.2%
1,680	CBRE Group, Inc., Class A (a)	74,088

	Road & Rail — 1.2%
1,041	CSX Corp.	77,086
655	J.B. Hunt Transport Services, Inc.	77,906
652	Kansas City Southern	73,858
415	Norfolk Southern Corp.	74,907
491	Old Dominion Freight Line, Inc.	79,179
465	Union Pacific Corp.	75,716
		458,652

	Semiconductors & Semiconductor Equipment — 3.4%
2,403	Advanced Micro Devices, Inc. (a)	74,229
809	Analog Devices, Inc.	74,800
1,929	Applied Materials, Inc.	74,556
311	Broadcom, Inc.	76,733
1,637	Intel Corp.	77,414
730	KLA-Tencor Corp.	74,248
493	Lam Research Corp.	74,788
4,101	Marvell Technology Group Ltd.	79,149
1,291	Maxim Integrated Products, Inc.	72,799
927	Microchip Technology, Inc.	73,150
1,723	Micron Technology, Inc. (a)	77,931
288	NVIDIA Corp.	80,934
974	Qorvo, Inc. (a)	74,891
1,038	QUALCOMM, Inc.	74,767
836	Skyworks Solutions, Inc.	75,834
695	Texas Instruments, Inc.	74,566
972	Xilinx, Inc.	77,925
		1,288,714

	Software — 3.9%
291	Adobe, Inc. (a)	78,556
418	ANSYS, Inc. (a)	78,032
504	Autodesk, Inc. (a)	78,680
1,684	Cadence Design Systems, Inc. (a)	76,319
695	Citrix Systems, Inc. (a)	77,256
802	Dell Technologies, Inc., Class V (a)	77,890
897	Fortinet, Inc. (a)	82,766
346	Intuit, Inc.	78,680
673	Microsoft Corp.	76,971
1,508	Oracle Corp.	77,753
739	PTC, Inc. (a)	78,474

See Notes to Portfolio of Investments

First Trust Dorsey Wright People’s Portfolio ETF (DWPP)

Portfolio of Investments (Continued)
September 30, 2018 (Unaudited)

Shares	Description	Value

	Common Stocks (Continued)
	Software (Continued)
569	Red Hat, Inc. (a)	$77,543
489	salesforce.com, Inc. (a)	77,766
406	ServiceNow, Inc. (a)	79,426
658	Splunk, Inc. (a)	79,559
1,399	SS&C Technologies Holdings, Inc.	79,505
3,680	Symantec Corp.	78,310
771	Synopsys, Inc. (a)	76,028
546	Workday, Inc., Class A (a)	79,705
		1,489,219

	Specialty Retail — 2.6%
452	Advance Auto Parts, Inc.	76,085
100	AutoZone, Inc. (a)	77,570
953	Best Buy Co., Inc.	75,630
482	Burlington Stores, Inc. (a)	78,528
977	CarMax, Inc. (a)	72,953
2,768	Gap (The), Inc.	79,857
362	Home Depot (The), Inc.	74,988
657	Lowe’s Cos., Inc.	75,437
223	O’Reilly Automotive, Inc. (a)	77,452
791	Ross Stores, Inc.	78,388
602	Tiffany & Co.	77,640
697	TJX (The) Cos., Inc.	78,078
269	Ulta Beauty, Inc. (a)	75,890
		998,496

	Technology Hardware, Storage & Peripherals — 1.2%
350	Apple, Inc.	79,009
4,502	Hewlett Packard Enterprise Co.	73,428
2,975	HP, Inc.	76,666
892	NetApp, Inc.	76,614
1,575	Seagate Technology PLC	74,576
1,282	Western Digital Corp.	75,048
		455,341

	Textiles, Apparel & Luxury Goods — 0.8%
898	NIKE, Inc., Class B	76,079
538	PVH Corp.	77,687
1,524	Tapestry, Inc.	76,612
832	VF Corp.	77,750
		308,128

	Tobacco — 0.4%
1,231	Altria Group, Inc.	74,242
928	Philip Morris International, Inc.	75,669
		149,911

	Trading Companies & Distributors — 0.6%
1,306	Fastenal Co.	75,774
454	United Rentals, Inc. (a)	74,274

Shares	Description	Value

	Common Stocks (Continued)
	Trading Companies & Distributors (Continued)
216	W.W. Grainger, Inc.	$77,201
		227,249

	Water Utilities — 0.2%
864	American Water Works Co., Inc.	76,006

	Wireless Telecommunication Services — 0.2%
1,105	T-Mobile US, Inc. (a)	77,549

	Total Investments — 99.9%	37,940,678
	(Cost $34,690,010) (b)
	Net Other Assets and Liabilities — 0.1%	45,639
	Net Assets — 100.0%	$37,986,317

(a)	Non-income producing security.
(b)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of September 30, 2018, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $4,255,762 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $1,005,094. The net unrealized appreciation was $3,250,668.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of September 30, 2018 is as follows (see Note 2A - Portfolio Valuation in the Notes to Portfolio of Investments):

Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs

	Level 1	Level 2	Level 3
Common Stocks*	$37,940,678	$—	$—

* See Portfolio of Investments for industry breakout.

See Notes to Portfolio of Investments

First Trust Dow 30 Equal Weight ETF (EDOW)

Portfolio of Investments
September 30, 2018 (Unaudited)

Shares	Description	Value

	Common Stocks — 99.9%
	Aerospace & Defense — 6.8%
540	Boeing (The) Co.	$200,826
1,411	United Technologies Corp.	197,272
		398,098

	Banks — 3.3%
1,713	JPMorgan Chase & Co.	193,295

	Beverages — 3.3%
4,228	Coca-Cola (The) Co.	195,291

	Capital Markets — 3.2%
848	Goldman Sachs Group (The), Inc.	190,155

	Chemicals — 3.1%
2,835	DowDuPont, Inc.	182,319

	Communications Equipment — 3.4%
4,102	Cisco Systems, Inc.	199,562

	Consumer Finance — 3.2%
1,775	American Express Co.	189,020

	Diversified Telecommunication Services — 3.2%
3,564	Verizon Communications, Inc.	190,282

	Entertainment — 3.5%
1,780	Walt Disney (The) Co.	208,153

	Food & Staples Retailing — 6.7%
2,767	Walgreens Boots Alliance, Inc.	201,714
2,056	Walmart, Inc.	193,079
		394,793

	Health Care Providers & Services — 3.3%
733	UnitedHealth Group, Inc.	195,007

	Hotels, Restaurants & Leisure — 3.4%
1,209	McDonald’s Corp.	202,254

	Household Products — 3.3%
2,325	Procter & Gamble (The) Co.	193,510

	Industrial Conglomerates — 3.3%
935	3M Co.	197,014

	Insurance — 3.3%
1,496	Travelers (The) Cos., Inc.	194,046

	IT Services — 6.7%
1,311	International Business Machines Corp.	198,236
1,315	Visa, Inc., Class A	197,369
		395,605

	Machinery — 3.5%
1,342	Caterpillar, Inc.	204,642

	Oil, Gas & Consumable Fuels — 6.8%
1,656	Chevron Corp.	202,496

Shares	Description	Value

	Common Stocks (Continued)
	Oil, Gas & Consumable Fuels (Continued)
2,345	Exxon Mobil Corp.	$199,372
		401,868

	Pharmaceuticals — 10.0%
1,394	Johnson & Johnson	192,609
2,778	Merck & Co., Inc.	197,071
4,526	Pfizer, Inc.	199,461
		589,141

	Semiconductors & Semiconductor Equipment — 3.4%
4,269	Intel Corp.	201,881

	Software — 3.3%
1,715	Microsoft Corp.	196,145

	Specialty Retail — 3.3%
930	Home Depot (The), Inc.	192,649

	Technology Hardware, Storage & Peripherals — 3.3%
869	Apple, Inc.	196,168

	Textiles, Apparel & Luxury Goods — 3.3%
2,329	NIKE, Inc., Class B	197,313

	Total Investments — 99.9%	5,898,211
	(Cost $5,725,500) (a)
	Net Other Assets and Liabilities — 0.1%	3,602
	Net Assets — 100.0%	$5,901,813

(a)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of September 30, 2018, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $262,415 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $89,704. The net unrealized appreciation was $172,711.

See Notes to Portfolio of Investments

First Trust Dow 30 Equal Weight ETF (EDOW)

Portfolio of Investments (Continued)
September 30, 2018 (Unaudited)

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of September 30, 2018 is as follows (see Note 2A - Portfolio Valuation in the Notes to Portfolio of Investments):

Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs

	Level 1	Level 2	Level 3
Common Stocks*	$5,898,211	$—	$—

* See Portfolio of Investments for industry breakout.

See Notes to Portfolio of Investments

First Trust Lunt U.S. Factor Rotation ETF (FCTR)

Portfolio of Investments
September 30, 2018 (Unaudited)

Shares	Description	Value

	Common Stocks — 99.9%
	Aerospace & Defense — 0.8%
3,254	Arconic, Inc.	$71,621
475	TransDigm Group, Inc. (a)	176,842
		248,463

	Airlines — 0.5%
1,443	American Airlines Group, Inc.	59,639
1,079	United Continental Holdings, Inc. (a)	96,096
		155,735

	Automobiles — 2.1%
7,049	Ford Motor Co.	65,203
4,813	General Motors Co.	162,054
1,569	Tesla, Inc. (a)	415,424
		642,681

	Banks — 0.3%
1,111	Citigroup, Inc.	79,703

	Beverages — 1.9%
2,049	Brown-Forman Corp., Class B	103,577
4,962	Coca-Cola (The) Co.	229,195
710	Constellation Brands, Inc., Class A	153,090
1,956	Monster Beverage Corp. (a)	113,996
		599,858

	Biotechnology — 6.3%
3,385	Alnylam Pharmaceuticals, Inc. (a)	296,255
2,391	BioMarin Pharmaceutical, Inc. (a)	231,855
2,320	Bluebird Bio, Inc. (a)	338,720
2,534	Celgene Corp. (a)	226,768
7,273	Incyte Corp. (a)	502,419
487	Regeneron Pharmaceuticals, Inc. (a)	196,768
918	Vertex Pharmaceuticals, Inc. (a)	176,935
		1,969,720

	Capital Markets — 1.9%
2,314	Franklin Resources, Inc.	70,369
724	Moody’s Corp.	121,053
833	MSCI, Inc.	147,782
1,254	Northern Trust Corp.	128,071
571	S&P Global, Inc.	111,568
		578,843

	Chemicals — 3.3%
1,201	Albemarle Corp.	119,836
4,636	CF Industries Holdings, Inc.	252,384
979	FMC Corp.	85,349
1,174	International Flavors & Fragrances, Inc.	163,327
12,350	Mosaic (The) Co.	401,128
		1,022,024

Shares	Description	Value

	Common Stocks (Continued)
	Commercial Services & Supplies — 0.6%
2,077	Waste Management, Inc.	$187,678

	Communications Equipment — 1.9%
444	Arista Networks, Inc. (a)	118,042
2,483	Motorola Solutions, Inc.	323,138
678	Palo Alto Networks, Inc. (a)	152,726
		593,906

	Consumer Finance — 0.2%
2,761	Ally Financial, Inc.	73,028

	Containers & Packaging — 0.5%
3,650	Ball Corp.	160,563

	Diversified Telecommunication Services — 1.3%
10,185	CenturyLink, Inc.	215,922
3,248	Verizon Communications, Inc.	173,411
		389,333

	Electric Utilities — 5.0%
1,053	Duke Energy Corp.	84,261
2,643	Edison International	178,878
2,106	Entergy Corp.	170,860
2,746	Eversource Energy	168,714
4,571	Exelon Corp.	199,570
1,084	NextEra Energy, Inc.	181,679
5,823	PG&E Corp. (a)	267,916
6,843	PPL Corp.	200,226
1,984	Southern (The) Co.	86,502
		1,538,606

	Electronic Equipment, Instruments & Components — 0.8%
2,478	Cognex Corp.	138,322
2,689	Corning, Inc.	94,922
		233,244

	Energy Equipment & Services — 1.6%
11,902	Baker Hughes a GE Co.	402,644
2,036	National Oilwell Varco, Inc.	87,711
		490,355

	Entertainment — 1.0%
414	Netflix, Inc. (a)	154,890
1,404	Walt Disney (The) Co.	164,184
		319,074

	Equity Real Estate Investment Trusts — 11.5%
838	American Tower Corp.	121,761
1,684	AvalonBay Communities, Inc.	305,057
711	Digital Realty Trust, Inc.	79,973
1,265	Equity Residential	83,819
7,624	HCP, Inc.	200,664

See Notes to Portfolio of Investments

First Trust Lunt U.S. Factor Rotation ETF (FCTR)

Portfolio of Investments (Continued)
September 30, 2018 (Unaudited)

Shares	Description	Value

	Common Stocks (Continued)
	Equity Real Estate Investment Trusts (Continued)
4,022	Host Hotels & Resorts, Inc.	$84,864
7,214	Invitation Homes, Inc.	165,273
2,446	Iron Mountain, Inc.	84,436
1,459	Mid-America Apartment Communities, Inc.	146,163
2,285	Prologis, Inc.	154,900
1,337	Public Storage	269,579
4,767	Realty Income Corp.	271,195
3,854	Regency Centers Corp.	249,238
1,169	SBA Communications Corp. (a)	187,776
781	Simon Property Group, Inc.	138,042
6,793	UDR, Inc.	274,641
3,393	Ventas, Inc.	184,511
4,975	Vornado Realty Trust	363,175
3,374	Welltower, Inc.	217,016
		3,582,083

	Food & Staples Retailing — 0.9%
2,612	Sysco Corp.	191,329
1,378	Walgreens Boots Alliance, Inc.	100,456
		291,785

	Food Products — 3.9%
3,303	Archer-Daniels-Midland Co.	166,042
2,366	Bunge Ltd.	162,568
2,788	Campbell Soup Co.	102,125
1,665	Hershey (The) Co.	169,830
4,216	Hormel Foods Corp.	166,110
2,430	Kraft Heinz (The) Co.	133,917
1,488	McCormick & Co., Inc.	196,044
2,049	Tyson Foods, Inc., Class A	121,977
		1,218,613

	Health Care Equipment & Supplies — 3.4%
517	ABIOMED, Inc. (a)	232,521
536	Align Technology, Inc. (a)	209,694
3,286	DENTSPLY SIRONA, Inc.	124,013
636	IDEXX Laboratories, Inc. (a)	158,784
311	Intuitive Surgical, Inc. (a)	178,514
878	Stryker Corp.	156,003
		1,059,529

	Health Care Providers & Services — 2.7%
1,802	CVS Health Corp.	141,853
2,065	Henry Schein, Inc. (a)	175,587
541	Humana, Inc.	183,139
959	Laboratory Corp. of America Holdings (a)	166,559
1,517	Quest Diagnostics, Inc.	163,700
		830,838

Shares	Description	Value

	Common Stocks (Continued)
	Hotels, Restaurants & Leisure — 3.1%
4,062	Aramark	$174,747
21,195	Caesars Entertainment Corp. (a)	217,249
2,212	Carnival Corp.	141,059
709	McDonald’s Corp.	118,609
2,631	Starbucks Corp.	149,546
1,846	Yum! Brands, Inc.	167,820
		969,030

	Household Durables — 1.5%
2,592	Garmin Ltd.	181,569
11,229	Newell Brands, Inc.	227,949
607	Whirlpool Corp.	72,081
		481,599

	Household Products — 2.3%
2,352	Colgate-Palmolive Co.	157,466
2,164	Kimberly-Clark Corp.	245,917
3,674	Procter & Gamble (The) Co.	305,787
		709,170

	Industrial Conglomerates — 1.7%
45,644	General Electric Co.	515,321

	Insurance — 2.7%
285	Alleghany Corp.	185,971
3,214	American International Group, Inc.	171,113
1,148	Chubb Ltd.	153,419
3,395	Hartford Financial Services Group (The), Inc.	169,614
143	Markel Corp. (a)	169,954
		850,071

	Interactive Media & Services — 1.3%
658	Facebook, Inc., Class A (a)	108,215
34,296	Snap, Inc., Class A (a)	290,830
		399,045

	Internet & Direct Marketing Retail — 0.5%
1,132	Expedia Group, Inc.	147,703

	IT Services — 3.3%
1,056	Akamai Technologies, Inc. (a)	77,246
788	Mastercard, Inc., Class A	175,417
2,216	Square, Inc., Class A (a)	219,406
1,657	Total System Services, Inc.	163,612
1,368	VeriSign, Inc. (a)	219,044
1,075	Visa, Inc., Class A	161,347
		1,016,072

	Life Sciences Tools & Services — 0.6%
514	Illumina, Inc. (a)	188,669

See Notes to Portfolio of Investments

First Trust Lunt U.S. Factor Rotation ETF (FCTR)

Portfolio of Investments (Continued)
September 30, 2018 (Unaudited)

Shares	Description	Value

	Common Stocks (Continued)
	Media — 1.8%
2,723	CBS Corp., Class B	$156,436
5,739	DISH Network Corp., Class A (a)	205,227
875	Liberty Broadband Corp., Class C (a)	73,763
18,745	Sirius XM Holdings, Inc.	118,468
		553,894

	Metals & Mining — 0.4%
4,477	Newmont Mining Corp.	135,205

	Mortgage Real Estate Investment Trusts — 0.9%
26,251	Annaly Capital Management, Inc.	268,548

	Multi-Utilities — 1.2%
6,346	CenterPoint Energy, Inc.	175,467
1,887	DTE Energy Co.	205,928
		381,395

	Oil, Gas & Consumable Fuels — 10.4%
2,895	Anadarko Petroleum Corp.	195,152
5,564	Apache Corp.	265,236
3,266	Cheniere Energy, Inc. (a)	226,954
1,549	Cimarex Energy Co.	143,964
1,264	ConocoPhillips	97,834
7,020	Devon Energy Corp.	280,379
2,511	EQT Corp.	111,061
1,110	Exxon Mobil Corp.	94,372
5,924	Hess Corp.	424,040
14,676	Kinder Morgan, Inc.	260,205
18,589	Marathon Oil Corp.	432,752
9,896	Noble Energy, Inc.	308,656
1,587	Phillips 66	178,887
3,490	Targa Resources Corp.	196,522
		3,216,014

	Personal Products — 0.8%
9,558	Coty, Inc., Class A	120,049
967	Estee Lauder (The) Cos., Inc., Class A	140,524
		260,573

	Pharmaceuticals — 3.1%
1,657	Allergan PLC	315,625
4,475	Merck & Co., Inc.	317,457
3,572	Nektar Therapeutics (a)	217,749
1,273	Zoetis, Inc.	116,556
		967,387

	Professional Services — 0.6%
1,601	Verisk Analytics, Inc. (a)	193,001

	Semiconductors & Semiconductor Equipment — 1.3%
601	NVIDIA Corp.	168,893
3,157	QUALCOMM, Inc.	227,399
		396,292

Shares	Description	Value

	Common Stocks (Continued)
	Software — 7.8%
574	Adobe Systems, Inc. (a)	$154,951
666	ANSYS, Inc. (a)	124,329
3,711	Autodesk, Inc. (a)	579,324
1,721	Citrix Systems, Inc. (a)	191,306
2,389	Dell Technologies, Inc., Class V (a)	232,020
648	Intuit, Inc.	147,355
748	Red Hat, Inc. (a)	101,937
925	salesforce.com, Inc. (a)	147,103
906	ServiceNow, Inc. (a)	177,241
1,447	Splunk, Inc. (a)	174,957
6,766	Symantec Corp.	143,981
1,686	Workday, Inc., Class A (a)	246,122
		2,420,626

	Specialty Retail — 1.1%
4,408	L Brands, Inc.	133,563
785	Ulta Beauty, Inc. (a)	221,464
		355,027

	Technology Hardware, Storage & Peripherals — 0.2%
4,274	Hewlett Packard Enterprise Co.	69,709

	Tobacco — 0.3%
1,200	Philip Morris International, Inc.	97,848

	Water Utilities — 0.6%
2,105	American Water Works Co., Inc.	185,177

	Total Common Stocks — 99.9%	31,043,038
	(Cost $30,318,098)

	Money Market Funds — 0.0%
9,991	Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class - 1.93% (b)	9,991
	(Cost $9,991)

	Total Investments — 99.9%	31,053,029
	(Cost $30,328,089) (c)
	Net Other Assets and Liabilities — 0.1%	21,999
	Net Assets — 100.0%	$31,075,028

(a)	Non-income producing security.
(b)	Rate shown reflects yield as of September 30, 2018.
(c)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of September 30, 2018, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $1,297,653 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $572,713. The net unrealized appreciation was $724,940.

See Notes to Portfolio of Investments

First Trust Lunt U.S. Factor Rotation ETF (FCTR)

Portfolio of Investments (Continued)
September 30, 2018 (Unaudited)

Valuation Inputs

A summary of the inputs used to value the Fund’s investments as of September 30, 2018 is as follows (see Note 2A - Portfolio Valuation in the Notes to Portfolio of Investments):

Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs

	Level 1	Level 2	Level 3
Common Stocks*	$31,043,038	$—	$—
Money Market Funds	9,991	—	—
Total Investments	$31,053,029	$—	$—

* See Portfolio of Investments for industry breakout.

See Notes to Portfolio of Investments

First Trust Exchange-Traded Fund

Notes to Portfolio of Investments

September 30, 2018 (Unaudited)

1. Organization

First Trust Exchange-Traded Fund (the “Trust”) is an open-end management investment company organized as a Massachusetts business trust on August 8, 2003, and is registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended (the “1940 Act”).

The Trust currently consists of twenty-one exchange-traded funds. This report covers the four funds (each a “Fund” and collectively, the “Funds”) listed below:

First Trust Total US Market AlphaDEX® ETF – (The Nasdaq Stock Market LLC (“Nasdaq”) ticker “TUSA”)

First Trust Dorsey Wright People’s Portfolio ETF – (Nasdaq ticker “DWPP”)

First Trust Dow 30 Equal Weight ETF – (NYSE Arca, Inc. (“NYSE Arca”) ticker “EDOW”)

First Trust Lunt U.S. Factor Rotation ETF – (Cboe BZX ticker “FCTR”)(1)

(1) Commenced investment operations on July 25, 2018.

The Funds are each considered an investment company and follow accounting and reporting guidance under Financial Accounting Standards Board Accounting Standards Codification Topic 946, “Financial Services-Investment Companies.”

2. Valuation and Investment Practices

A. Portfolio Valuation

Each Fund’s net asset value (“NAV”) is determined daily as of the close of regular trading on the New York Stock Exchange (“NYSE”), normally 4:00 p.m. Eastern time, on each day the NYSE is open for trading. If the NYSE closes early on a valuation day, the NAV is determined as of that time. Each Fund’s NAV is calculated by dividing the value of all assets of each Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of shares outstanding.

Each Fund’s investments are valued daily at market value or, in the absence of market value with respect to any portfolio securities, at fair value. Market value prices represent last sale or official closing prices from a national or foreign exchange (i.e., a regulated market) and are primarily obtained from third-party pricing services. Fair value prices represent any prices not considered market value prices and are either obtained from a third-party pricing service or are determined by the Pricing Committee of the Funds’ investment advisor, First Trust Advisors L.P. (“First Trust” or the “Advisor”), in accordance with valuation procedures adopted by the Trust’s Board of Trustees, and in accordance with the provisions of the 1940 Act. Investments valued by the Advisor’s Pricing Committee, if any, are footnoted as such in the footnotes to the Portfolio of Investments. Each Fund’s investments are valued as follows:

Common stocks and other equity securities listed on any national or foreign exchange (excluding Nasdaq and the London Stock Exchange Alternative Investment Market (“AIM”)) are valued at the last sale price on the exchange on which they are principally traded or, for Nasdaq and AIM securities, the official closing price. Securities traded on more than one securities exchange are valued at the last sale price or official closing price, as applicable, at the close of the securities exchange representing the principal market for such securities.

Shares of open-end funds are valued at fair value which is based on NAV per share.

Securities traded in an over-the-counter market are fair valued at the mean of their most recent bid and asked price, if available, and otherwise at their closing bid price.

Overnight repurchase agreements are valued at amortized cost when it represents the best estimate of fair value.

Certain securities may not be able to be priced by pre-established pricing methods. Such securities may be valued by the Trust’s Board of Trustees or its delegate, the Advisor’s Pricing Committee, at fair value. These securities generally include, but are not limited to, restricted securities (securities which may not be publicly sold without registration under the Securities Act of 1933, as amended) for which a third-party pricing service is unable to provide a market price; securities whose trading has been formally suspended; a security whose market or fair value price is not available from a pre-established pricing source; a security with respect to which an event has occurred that is likely to materially affect the value of the security after the market has closed but before the calculation of a Fund’s NAV or make it difficult or

First Trust Exchange-Traded Fund

Notes to Portfolio of Investments (Continued)

September 30, 2018 (Unaudited)

impossible to obtain a reliable market quotation; and a security whose price, as provided by the third-party pricing service, does not reflect the security’s fair value. As a general principle, the current fair value of a security would appear to be the amount which the owner might reasonably expect to receive for the security upon its current sale. When fair value prices are used, generally they will differ from market quotations or official closing prices on the applicable exchanges. A variety of factors may be considered in determining the fair value of such securities, including, but not limited to, the following:

1) the type of security;

2) the size of the holding;

3) the initial cost of the security;

4) transactions in comparable securities;

5) price quotes from dealers and/or third-party pricing services;

6) relationships among various securities;

7) information obtained by contacting the issuer, analysts, or the appropriate stock exchange;

8) an analysis of the issuer’s financial statements; and

9) the existence of merger proposals or tender offers that might affect the value of the security.

In addition, differences between the prices used to calculate a Fund’s NAV and the prices used by such Fund’s corresponding index could result in a difference between a Fund’s performance and the performance of its underlying index.

The Funds are subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:

• Level 1 – Level 1 inputs are quoted prices in active markets for identical investments. An active market is a market in which transactions for the investment occur with sufficient frequency and volume to provide pricing information on an ongoing basis.

• Level 2 – Level 2 inputs are observable inputs, either directly or indirectly, and include the following:

ο Quoted prices for similar investments in active markets.

ο Quoted prices for identical or similar investments in markets that are non-active. A non-active market is a market where there are few transactions for the investment, the prices are not current, or price quotations vary substantially either over time or among market makers, or in which little information is released publicly.

ο Inputs other than quoted prices that are observable for the investment (for example, interest rates and yield curves observable at commonly quoted intervals, volatilities, prepayment speeds, loss severities, credit risks, and default rates).

ο Inputs that are derived principally from or corroborated by observable market data by correlation or other means.

• Level 3 – Level 3 inputs are unobservable inputs. Unobservable inputs may reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the investment.

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments. A summary of the inputs used to value each Fund’s investments as of September 30, 2018, is included with each Fund’s Portfolio of Investments.

B. Securities Transactions

Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the identified cost basis.

C. Securities Lending

The Funds may lend securities representing up to 33 1/3% of the value of their total assets to broker-dealers, banks and other institutions to generate additional income. When a Fund loans its portfolio securities, it will receive, at the inception of each loan, collateral equal to at least 102% (for domestic securities) or 105% (for international securities) of the market value of the loaned securities. The collateral amount is valued at the beginning of each business day and is compared to

First Trust Exchange-Traded Fund

Notes to Portfolio of Investments (Continued)

September 30, 2018 (Unaudited)

the market value of the loaned securities from the prior business day to determine if additional collateral is required. If additional collateral is required, a request is sent to the borrower. Securities lending involves the risk that the Fund may lose money because the borrower of the Fund’s loaned securities fails to return the securities in a timely manner or at all. The Fund could also lose money in the event of (i) a decline in the value of the collateral provided for the loaned securities, (ii) a decline in the value of any investments made with cash collateral or (iii) an increase in the value of the loaned securities if the borrower does not increase the collateral accordingly and the borrower fails to return the securities. These events could also trigger adverse tax consequences for the Funds.

Under the Funds’ Securities Lending Agency Agreement, the securities lending agent will generally bear the risk that a borrower may default on its obligation to return loaned securities. Brown Brothers Harriman & Co. (“BBH”) acts as the Funds’ securities lending agent and is responsible for executing the lending of the portfolio securities to creditworthy borrowers. The Funds, however, will be responsible for the risks associated with the investment of cash collateral. A Fund may lose money on its investment of cash collateral, which may affect its ability to repay the collateral to the borrower without the use of other Fund assets. Each Fund that engages in securities lending receives compensation (net of any rebate and securities lending agent fees) for lending its securities. Compensation can be in the form of fees received from the securities lending agent or dividends or interest earned from the investment of cash collateral. The dividend and interest earned on the securities loaned is accounted for in the same manner as other dividend and interest income. At September 30, 2018, only TUSA had securities in the securities lending program.

In the event of a default by a borrower with respect to any loan, BBH will exercise any and all remedies provided under the applicable borrower agreement to make the Funds whole. These remedies include purchasing replacement securities by applying the collateral held from the defaulting broker against the purchase cost of the replacement securities. If, despite such efforts by BBH to exercise these remedies, a Fund sustains losses as a result of a borrower’s default, BBH will indemnify the Fund by purchasing replacement securities at its own expense, or paying the Fund an amount equal to the market value of the replacement securities, subject to certain limitations which are set forth in detail in the Securities Lending Agency Agreement between the Trust on behalf of the Funds and BBH.

D. Repurchase Agreements

Repurchase agreements involve the purchase of securities subject to the seller’s agreement to repurchase the securities at a mutually agreed upon date and price, under the terms of a Master Repurchase Agreement (“MRA”). During the term of a repurchase agreement, the value of the underlying securities held as collateral on behalf of a Fund, including accrued interest, is required to exceed the value of the repurchase agreement, including accrued interest. The underlying securities for all repurchase agreements are held at the Funds’ custodian or designated sub-custodians under tri-party repurchase agreements.

MRAs govern transactions between a Fund and select counterparties. The MRAs contain provisions for, among other things, initiation, income payments, events of default, and maintenance of collateral for repurchase agreements.

Repurchase agreements received for lending securities are collateralized by U.S. Treasury securities. The U.S. Treasury securities are held in a joint custody account at BBH on behalf of the Funds participating in the securities lending program. In the event the counterparty defaults on the repurchase agreement, the U.S. Treasury securities can either be maintained as part of a Fund’s portfolio or sold for cash. A Fund could suffer a loss to the extent that the proceeds from the sale of the underlying collateral held by the Fund are less than the repurchase price and the Fund’s costs associated with the delay and enforcement of the MRA.

While the Funds may invest in repurchase agreements, any repurchase agreements held by the Funds during the fiscal year-to-date period (January 1, 2018 through September 30, 2018) were received as collateral for lending securities.

Additional Information

First Trust Exchange-Traded Fund

September 30, 2018 (Unaudited)

Licensing Information

The NASDAQ AlphaDEX® Total US Market Index (the “Index”) is a trademark of The Nasdaq OMX Group and has been licensed for use by First Trust Portfolios L.P. AlphaDEX® is a trademark owned by First Trust Portfolios L.P. and has been licensed to The Nasdaq OMX Group for use in the name of the Index. The First Trust Total US Market AlphaDEX® ETF is not sponsored, endorsed, sold or promoted by The Nasdaq OMX Group and The Nasdaq OMX Group makes no representation or warranty regarding the advisability of investing in the First Trust Total US Market AlphaDEX® ETF or as to the result to be obtained by any person from use of the Index in connection with the trading of the First Trust Total US Market AlphaDEX® ETF.

The First Trust Dorsey Wright People’s Portfolio ETF is not sponsored, endorsed, sold or promoted by Nasdaq, Inc. Nasdaq, Inc. makes no representation or warranty, express or implied, to the owners of the Fund or any member of the public regarding the advisability of trading in the Fund. Nasdaq, Inc.’s only relationship to First Trust is the licensing of certain trademarks and trade names of Nasdaq, Inc. and of the Dorsey Wright People’s Portfolio Index, which is determined, composed and calculated by Nasdaq, Inc., or its agent, without regard to First Trust or the Fund. Nasdaq, Inc. has no obligation to take the needs of First Trust or the owners of the Fund into consideration in determining, composing or calculating the Index. Nasdaq, Inc. is not responsible for and has not participated in the determination of the timing of, prices at, or quantities of the Fund to be listed or in the determination or calculation of the equation by which the Fund is to be converted into cash. Nasdaq, Inc. has no obligation or liability in connection with the administration, marketing or trading of the Fund.

The “Dow Jones Industrial Average Equal Weight Index” is a product of S&P Dow Jones Indices LLC (“SPDJI”), and has been licensed for use by Licensee. S&P® is a registered trademark of Standard & Poor’s Financial Services LLC (“S&P”); “Dow Jones®” and “Dow Jones Industrial Average Equal Weight” are trademarks of Dow Jones Trademark Holdings LLC (“Dow Jones”); and these trademarks have been licensed for use by the Fund and sublicensed for certain purposed by Licensee. Licensee’s Fund is not sponsored, endorsed, sold or promoted by SPDJI, Dow Jones, S&P, their respective affiliates, S&P Dow Jones Indices makes no representation or warranty, express or implied, to the owners of the Fund or any member of the public regarding the advisability of investing in securities generally or in the Fund particularly or the ability of the Dow Jones Industrial Average Equal Weight to track general market performance. S&P Dow Jones Indices’ only relationship to First Trust with respect to the Dow Jones Industrial Average Equal Weight is the licensing of the Index and certain trademarks, service marks and/or trade names of S&P Dow Jones Indices or its licensors. The Dow Jones Industrial Average Equal Weight is determined, composed and calculated by S&P Dow Jones Indices without regard to First Trust or the Fund.

The Lunt Capital Large Cap Factor Rotation Index (the “Index”) is a product of Lunt Capital. First Trust Advisors L.P. (or, the “Licensee”) has entered into a license agreement with Lunt Capital pursuant to which the Licensee pays a fee to use the Index and the marketing names and licensed trademarks of Lunt Capital (the “Trademarks”). The Licensee is sub-licensing rights to the Index to the Fund. The Index is compiled and calculated by Lunt Capital. Lunt Capital has no obligation to take the needs of the Licensee or the owners of the Fund into consideration in determining, composing or calculating the Index.

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	First Trust Exchange-Traded Fund

By (Signature and Title)*	/s/ James M. Dykas
James M. Dykas, President and Chief Executive Officer (principal executive officer)

Date:	November 28, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ James M. Dykas
James M. Dykas, President and Chief Executive Officer (principal executive officer)
Date:	November 28, 2018

By (Signature and Title)*	/s/ Donald P. Swade
Donald P. Swade, Treasurer, Chief Financial Officer and Chief Accounting Officer (principal financial officer)
Date:	November 28, 2018